UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2005 - April 30, 2006

Item 1:	Reports to Shareholders

Vanguard® Municipal Bond Funds

> Semiannual Report

April 30, 2006

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Insured Long-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

>   The Vanguard Municipal Bond Funds posted positive total returns across the maturity spectrum, as income returns more than offset modest share-price declines.

>   The High-Yield Tax-Exempt Fund returned the most in the group, a modest 2.1%; the Limited-Term Tax-Exempt Fund, at 1.0%, returned the least.

>   The Federal Reserve Board increased its short-term rate target four times during the six-month period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	8
Tax-Exempt Money Market Fund	11
Short-Term Tax-Exempt Fund	17
Limited-Term Tax-Exempt Fund	26
Intermediate-Term Tax-Exempt Fund	35
Insured Long-Term Tax-Exempt Fund	44
Long-Term Tax-Exempt Fund	53
High-Yield Tax-Exempt Fund	62
About Your Fund’s Expenses	71
Trustees Renew Advisory Arrangement	74
Glossary	75

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2006
				SEC	Taxable
	Total	Income	Capital	Annualized	Equivalent
Vanguard Tax-Exempt Fund	Return	Return	Return	Yield[1]	Yield[2]

Money Market[3]	1.5%	1.5%	0.0%	3.53%	5.43%
Short-Term
Investor Shares	1.2	1.3	–0.1	3.40	5.23
Admiral™ Shares[4]	1.2	1.3	–0.1	3.48	5.35
Limited-Term
Investor Shares	1.0	1.6	–0.6	3.59	5.52
Admiral Shares	1.0	1.6	–0.6	3.67	5.65
Intermediate-Term
Investor Shares	1.3	2.1	–0.8	3.93	6.05
Admiral Shares	1.4	2.2	–0.8	4.01	6.17
Insured Long-Term
Investor Shares	1.6	2.3	–0.7	3.87	5.95
Admiral Shares	1.7	2.4	–0.7	3.95	6.08
Long-Term
Investor Shares	1.5	2.3	–0.8	4.05	6.23
Admiral Shares	1.6	2.4	–0.8	4.13	6.35
High-Yield
Investor Shares	2.1	2.3	–0.2	4.23	6.51
Admiral Shares	2.1	2.3	–0.2	4.31	6.63

1 7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.

2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3 An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

4 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

1

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, 2006, the Federal Reserve Board increased the target for the federal funds rate four times, creating a challenging environment for municipal bond investors. The High-Yield Tax-Exempt Fund posted the strongest return, while the Limited-Term Tax-Exempt Fund posted the weakest. With the exception of the Tax-Exempt Money Market Fund, all of the Vanguard Municipal Bond Funds experienced modest share-price declines. The Tax-Exempt Money Market Fund maintained a net asset value of $1.00, which is expected but not guaranteed.

The funds’ yields as of April 30 ranged from 3.40% for the Short-Term Tax-Exempt Fund (Investor Shares), to 4.31% for the High-Yield Tax-Exempt Fund (Admiral Shares). If converted to their taxable equivalents for an investor in the highest tax bracket (35%), the yields of these two funds would have been 5.23% and 6.63%, respectively. The taxable-equivalent yields for all of the funds are listed in the table on page 1.

Six of the seven funds posted returns that equaled or exceeded the average returns of their peers. The High-Yield Tax-Exempt Fund trailed its peer group’s average return for the half-year.

2

The Fed continued its measured pace of raising short-term rates

For the six-month period, bonds provided slim returns as rising interest rates put a lid on bond performance. On March 28, the Federal Reserve Board raised its target for the federal funds rate to 4.75%, continuing its gradual tightening of monetary policy to defuse the threat of inflation. This was the Fed’s 15th consecutive rate increase since June 2004. (Shortly after the close of the fiscal period, the Fed extended its streak of rate increases to 16, raising its target to 5.00%.) Interest rate movements followed a normal pattern during the period, rising across the maturity spectrum. Short-term and municipal securities outperformed long-term bonds.

Stocks kept up their healthy climb despite high energy prices

Following a lackluster finish in 2005, U.S. stock prices climbed steadily during the first four months of 2006, ending near a five-year high. Despite continuing worries over rising energy costs and the possibility of inflation, investors’ confidence in the economy remained firm. The job market remained tight and retail sales were strong during the fiscal half-year.

Small-capitalization stocks in the United States continued to outperform their large-cap counterparts, as has been the general trend since the bear market ended in 2002. During the half-year, small-caps bested large-caps by a margin of 9 percentage points.

Market Barometer
			Total Returns
	Periods Ended April 30, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	0.6%	0.7%	5.2%
Lehman Municipal Bond Index	1.6	2.2	5.4
Citigroup 3-Month Treasury Bill Index	2.0	3.6	2.1

Stocks
Russell 1000 Index (Large-caps)	9.9%	16.7%	3.4%
Russell 2000 Index (Small-caps)	18.9	33.5	10.9
Dow Jones Wilshire 5000 Index (Entire market)	11.1	18.9	4.5
MSCI All Country World Index ex USA (International)	25.0	38.1	11.4

CPI
Consumer Price Index	1.2%	3.5%	2.6%

1 Annualized.

3

International stocks continued to produce outstanding gains, most notably in Japan and emerging markets.

Income returns offset declines in bond prices

During the six months, the U.S. Treasury yield curve flattened, briefly inverted, and then began to normalize as yields for the longest-term issues rose in response to the Fed’s rate-tightening campaign. These interest rate dynamics reverberated through the municipal market, though with some differences. For example, the yield curve for municipal bonds did not invert, as shorter-term municipal bond yields never exceeded the yields for long-term bonds. Nevertheless, the yield curve for municipal bonds remained flat by historical standards.

Relative to Treasury bonds of similar maturities, yield increases during the half-year were steeper for short-term municipal bonds than for longer-term municipal bonds.

All but one of the Vanguard Municipal Bond Funds matched or beat the average returns of their respective competing funds (see the table below). The High-Yield Tax-Exempt Fund, which returned 2.1%, trailed its average peer by 0.9 percentage point. This was no surprise. In a generally low interest-rate environment, many fixed income investors have been “chasing yields,” which has produced relatively strong performance from higher-risk bonds. The High-Yield Tax-Exempt Fund has a bias toward higher-quality issues. Vanguard’s low cost structure means we

Total Returns
	Six Months Ended April 30, 2006
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	1.5%	1.2%
Short-Term	1.2	1.1
Limited-Term	1.0	1.0
Intermediate-Term	1.3	1.0
Insured Long-Term	1.6	1.2
Long-Term	1.5	1.5
High-Yield	2.1	3.0

1 Derived from data provided by Lipper Inc.

4

can afford the luxury of holding higher-quality bonds while still providing competitive yields relative to higher-cost peers. In fact, 80% of the fund’s assets must be invested in investment-grade municipal bonds. As a result, when lower-quality bonds are in vogue, the fund tends to underperform its peers. Conversely, the fund should be well-positioned when higher-quality bonds return to favor.

With the exception of the Tax-Exempt Money Market Fund, all of the tax-exempt funds posted share-price declines. Still, the income returns in the funds were sufficient to offset negative capital returns, resulting in positive total returns for all the funds. The price declines may be disheartening to some investors, but remember that declining prices are synonymous with higher yields. Reinvested income, and new investments, will compound at higher yields, an important benefit for long-term investors.

In addition to the six-month snapshot, we include, below, a table showing the funds’ 12-month total returns. Although changes in a fund’s share price are immediately reflected in its total return, the income expected from a bond fund materializes over a year’s time. This more comprehensive, 12-month picture better illustrates the interplay between income and share-price return over a conventional reporting period. The past year was marked by rising short-term interest rates. Long- and intermediate-term bonds faced particularly strong headwinds of falling prices.

Total Returns
		Twelve Months Ended April 30, 2006
		Return Components
	Total	Income	Capital
Tax-Exempt Fund Investor Shares	Return	Return	Return
Money Market	2.7%	2.7%	0.0%
Short-Term	2.2	2.5	–0.3
Limited-Term	1.7	3.1	–1.4
Intermediate-Term	1.7	4.1	–2.4
Insured Long-Term	2.2	4.6	–2.4
Long-Term	2.0	4.5	–2.5
High-Yield	3.3	4.6	–1.3

5

Low costs: a key element in your investment approach—and ours

While interest rates may move in different directions over the months and years, your advisor’s investment focus will not. The Vanguard Fixed Income Group, which serves as the Municipal Bond Funds’ advisor, concentrates on providing shareholders a sustainable stream of tax-exempt income, with limited volatility in the funds’ underlying capital values. And, as stated, the funds’ low expenses can help to keep yields competitive in a lower interest-rate environment. Vanguard’s low-cost approach is a simple, yet intelligent, strategy for managing municipal bond funds—a conclusion supported by the funds’ long record of superior relative performance.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 10, 2006

Annualized Expense Ratios[1]
Your fund compared with its peer group
			Peer Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio
Money Market	0.13%	—	0.71%
Short-Term	0.16	0.09%	0.53
Limited-Term	0.16	0.09	0.84
Intermediate-Term	0.16	0.09	0.90
Insured Long-Term	0.16	0.09	1.16
Long-Term	0.16	0.09	1.11
High-Yield	0.16	0.09	1.20

1 Fund expense ratios reflect the six months ended April 30, 2006. Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1-2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1-5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived form data provided by Lipper Inc. and capture data through year-end 2005.

6

Your Fund’s Performance at a Glance
October 31, 2005–April 30, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$ 1.00	$ 1.00	$0.015	$0.000
Short-Term
Investor Shares	15.53	15.51	0.206	0.000
Admiral Shares	15.53	15.51	0.212	0.000
Limited-Term
Investor Shares	10.71	10.65	0.166	0.000
Admiral Shares	10.71	10.65	0.170	0.000
Intermediate-Term
Investor Shares	13.26	13.16	0.276	0.000
Admiral Shares	13.26	13.16	0.281	0.000
Insured Long-Term
Investor Shares	12.56	12.44	0.286	0.037
Admiral Shares	12.56	12.44	0.291	0.037
Long-Term
Investor Shares	11.23	11.10	0.257	0.043
Admiral Shares	11.23	11.10	0.261	0.043
High-Yield
Investor Shares	10.71	10.69	0.244	0.000
Admiral Shares	10.71	10.69	0.248	0.000

7

Advisor’s Report

During the six months ended April 30, 2006, the Vanguard Municipal Bond Funds produced returns consistent with their market segments. In a rising rate environment, total returns for the funds ranged from 2.1% for the High-Yield Tax-Exempt Fund to 1.0% for the Limited-Term Tax-Exempt Fund.

The investment environment

Over the fiscal half-year the U.S. economy showed signs of being squarely in expansion mode. Real gross domestic product grew at an annualized rate of 4.8% in the first quarter of calendar-year 2006, compared with a 3.8% rate for the same quarter of 2005. Much of the economy’s growth for the last 12 months was spurred by strong exports, construction, and business investment spending. Personal consumption also expanded briskly, buoyed by rising incomes and improved job prospects. U.S. employment levels improved during the six months. At the end of April, the nation’s unemployment rate stood at 4.7%, the lowest level since mid-2001.

At the same time, inflation remained a concern. For the first four months of calendar 2006, rising energy prices contributed to increased rates of consumer and wholesale inflation. April’s Consumer Price Index, which tracks prices at the consumer level, increased 3.6% versus its year-ago level. The Producer Price Index for April, which measures prices at the wholesale level, rose 4.0% from April 2005.

The Fed continued its rate-tightening campaign by raising the target for the federal funds rate four times during the six months, to 4.75%. (The Fed raised the rate again to 5.00% on May 10, after the close of the Vanguard Municipal Bond Funds’ fiscal half-year.) In statements accompanying these recent increases, the Fed indicated that “some further policy firming” may be needed to keep sustained economic growth and price stability in balance.

Municipal bonds outperformedTreasuries

In the U.S. Treasury market, yields rose by similar amounts across the maturity spectrum, though increases for the shortest-term bills were notably higher. The six-month increases ranged from 41 basis points (0.41 percentage point) for the 30-year note to 50 basis points for the 10-year note. Treasury yields also rose over the last 12 months, but the increases were much more pronounced among shorter-term issues than longer ones.

For municipal bonds, yields increased over the last six months for all but the longest-dated issues, though increases were generally more modest than those of Treasury yields. Over the past 12 months, yields at the shorter end of the maturity spectrum increased at a faster rate than those of longer maturities. This has created a relatively flat municipal yield curve, with only 93 basis points separating the yield of the 30-year bond (4.53%) from that of the 2-year bond (3.60%).

8

As a result of these interest rate dynamics, municipal bonds with maturities of 5 years and longer outperformed their Treasury counterparts during the six months. One implication of this outperformance is that municipal securities are no longer as attractively valued relative to Treasuries as they were 6 and 12 months ago, especially bonds with the longest maturities.

The supply of municipal bonds decreased sharply during the period. In the first four months of calendar 2006, new issues of municipal bonds declined by almost 25%. Much of the decrease was attributable to a large slowdown in bond “refunding” activity. With the rise in interest rates, many state and local governments no longer have the opportunity to issue new, lower-coupon bonds and use the proceeds to offset their existing, higher-yield obligations. At the same time, the demand for municipal bonds has increased. The municipal bond market’s recent attractiveness relative to Treasuries has drawn institutional investors such as banks and insurance firms, as well as investors from outside the United States. The decrease in supply and increase in demand have put upward pressure on municipal bond prices.

State budgets for 2006 are generally in good shape, though they may face increasing operating costs in the future. The National Conference of State Legislatures recently reported that 42 states expect to end calendar 2006

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)

Maturity	Oct. 31, 2005	Apr. 30, 2006	Change
2 years	3.10%	3.60%	+0.50%
5 years	3.42	3.64	+0.22
10 years	3.92	4.08	+0.16
30 years	4.59	4.53	–0.06

Source: Vanguard.

9

with a budget surplus—representing a combined $28.9 billion. Between 2001 and 2005, the states closed a collective budget gap of $265 billion. Currently, tax collections are exceeding expectations in 18 states, and are on pace with projections in another 18 states.

Management of the funds

The rising interest rate environment of the past six months had varying effects on returns for Vanguard’s tax-exempt fixed income funds. At the shortest end of the spectrum, we maintained a short average maturity in the Tax-Exempt Money Market Fund, which allowed us to accelerate the reinvestment of maturing issues in new, higher-yielding securities.

In the bond funds, rising rates put pressure on the prices of securities in our longer-term portfolios—the Long-Term Tax-Exempt, the Insured Long-Term Tax-Exempt, and the Intermediate-Term Tax-Exempt Funds—whose share prices fell more dramatically than those of our shorter-term funds. But for each fund, the declines in share prices were more than offset by income returns, resulting in positive total returns for all of the funds.

The High-Yield Tax-Exempt Fund was an exception to these patterns. While the fund’s average maturity is comparable to those of the Long-Term Tax-Exempt and Insured Long-Term Tax-Exempt Funds, the High-Yield Tax-Exempt Fund did not experience as steep a price decline. The reason: The relatively low-yield environment drove investors to seek higher yields in lower-quality issues, which helped support the prices of these securities.

The Vanguard funds’ low costs are an important benefit in any investment environment, but they’re especially powerful during periods of relatively low yields. Our cost advantage enables us to generate highly competitive total returns while keeping our focus on higher-quality investments. Over time, this disciplined, conservative approach has generated strong long-term returns, while also reaffirming for shareholders that we will not take needless risks with your investment.

Christopher M. Ryon, Principal

Pamela Wisehaupt Tynan, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

May 16, 2006

10

Tax-Exempt Money Market Fund

Fund Profile
As of April 30, 2006

Financial Attributes

Yield	3.5%
Average Weighted Maturity	21 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%2

Largest State Concentrations[3]

Texas	13%
Illinois	10
Michigan	5
Colorado	5
Georgia	4
North Carolina	4
Massachusetts	4
Florida	4
Wisconsin	3
Pennsylvania	3
Top Ten	55%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/SP-1/F-1+	88%
A-1/P-1	12

1 Moody’s Investors Service.

2 Annualized.

3 Percentages of total net assets, excluding any futures contracts.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 75 for a glossary of investment terms.

11

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal Year Total Returns (%): October 31, 1995–April 30, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1996	3.4%	3.0%
1997	3.5	3.0
1998	3.4	3.0
1999	3.1	2.6
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006[2]	1.5	1.2
SEC 7-Day Annualized Yield (4/30/2006): 3.53%

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	2.65%	1.69%	0.00%	2.58%	2.58%

1 Returns for Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended April 30, 2006.

Note: See Financial Highlights table on page 15 for dividend information.

12

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest[1]	274,285
Total Income	274,285
Expenses
The Vanguard Group—Note B
Investment Advisory Services	821
Management and Administrative	7,635
Marketing and Distribution	2,769
Custodian Fees	30
Shareholders’ Reports	199
Trustees’ Fees and Expenses	8
Total Expenses	11,462
Net Investment Income	262,823
Realized Net Gain (Loss) on Investment Securities Sold	(316)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	262,507

1 Interest income from an affiliated company of the fund was $4,280,000.

13

Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	262,823	343,331
Realized Net Gain (Loss)	(316)	(356)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	262,507	342,975
Distributions
Net Investment Income	(262,823)	(343,331)
Realized Capital Gain	—	—
Total Distributions	(262,823)	(343,331)
Capital Share Transactions (at $1.00)
Issued	10,124,630	17,673,171
Issued in Lieu of Cash Distributions	246,371	325,684
Redeemed	(9,758,724)	(15,572,960)
Net Increase (Decrease) from Capital Share Transactions	612,277	2,425,895
Total Increase (Decrease)	611,961	2,425,539
Net Assets
Beginning of Period	17,361,985	14,936,446
End of Period	17,973,946	17,361,985

14

Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015	.021	.010	.010	.015	.031
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.015	.021	.010	.010	.015	.031
Distributions
Dividends from Net Investment Income	(.015)	(.021)	(.010)	(.010)	(.015)	(.031)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.015)	(.021)	(.010)	(.010)	(.015)	(.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.49%	2.13%	1.03%	0.99%	1.46%	3.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,974	$17,362	$14,936	$12,434	$10,864	$9,128
Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.13%	0.13%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.98%[1]	2.12%	1.03%	0.97%	1.45%	3.08%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $2,008,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

16

Short-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	407	5,174	37,598
Yield		—	—
Investor Shares	3.4%
Admiral Shares	3.5%
Yield to Maturity	3.6%[3]	3.7%	4.2%
Average Coupon	4.5%	5.1%	5.1%
Average Effective
Maturity	1.1 years	2.9 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	1.0 years	2.6 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%4
Admiral Shares	0.09%4
Short-Term Reserves	22%	—	—

Largest State Concentrations[5]

Texas	10%
California	8
New York	7
Illinois	4
Arizona	4
Massachusetts	4
New Jersey	3
Nevada	3
Pennsylvania	3
Maryland	3
Top Ten	49%

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.87	1.00	0.69	1.00
Beta	0.34	1.00	0.13	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	58%
1–3 Years	32
3–5 Years	10

Distribution by Credit Quality (% of portfolio)

AAA	45%
AA	47
A	6
BBB	1
BB	0
B	0
Not Rated	1

Investment Focus

1 Lehman 3 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Percentages of total net assets, excluding any futures contracts.

See page 75 for a glossary of investment terms.

17

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–0.1%	4.0%	3.9%	4.5%
1997	0.0	4.0	4.0	5.5
1998	0.5	4.0	4.5	5.7
1999	–1.0	3.7	2.7	2.2
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006[2]	–0.1	1.3	1.2	0.7

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	2.20%	2.29%	–0.03%	3.23%	3.20%
Admiral Shares	2/12/2001	2.28	2.35	–0.19[3]	2.59[3]	2.40[3]

1 Lehman 3 Year Municipal Bond Index.

2 Six months ended April 30, 2006.

3 Return since inception.

Note: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information.

18

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest[1]	59,770
Total Income	59,770
Expenses
The Vanguard Group—Note B
Investment Advisory Services	200
Management and Administrative
Investor Shares	749
Admiral Shares	689
Marketing and Distribution
Investor Shares	231
Admiral Shares	482
Custodian Fees	2
Shareholders’ Reports
Investor Shares	15
Admiral Shares	5
Trustees’ Fees and Expenses	2
Total Expenses	2,375
Expenses Paid Indirectly—Note C	(46)
Net Expenses	2,329
Net Investment Income	57,441
Realized Net Gain (Loss) on Investment Securities Sold	(4,277)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,267)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,897

1 Interest income from an affiliated company of the fund was $4,176,000.

19

Short-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,441	98,153
Realized Net Gain (Loss)	(4,277)	(2,281)
Change in Unrealized Appreciation (Depreciation)	(3,267)	(36,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,897	59,452
Distributions
Net Investment Income
Investor Shares	(17,158)	(41,920)
Admiral Shares	(40,283)	(56,233)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(57,441)	(98,153)
Capital Share Transactions—Note F
Investor Shares	(162,330)	(798,445)
Admiral Shares	120,826	459,867
Net Increase (Decrease) from Capital Share Transactions	(41,504)	(338,578)
Total Increase (Decrease)	(49,048)	(377,279)
Net Assets
Beginning of Period	4,253,331	4,630,610
End of Period	4,204,283	4,253,331

20

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.53	$15.67	$15.77	$15.73	$15.74	$15.50
Investment Operations
Net Investment Income	.206	.340	.292	.317	.449	.628
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(.140)	(.100)	.040	(.010)	.240
Total from Investment Operations	.186	.200	.192	.357	.439	.868
Distributions
Dividends from Net Investment Income	(.206)	(.340)	(.292)	(.317)	(.449)	(.628)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.206)	(.340)	(.292)	(.317)	(.449)	(.628)
Net Asset Value, End of Period	$15.51	$15.53	$15.67	$15.77	$15.73	$15.74

Total Return	1.21%	1.29%	1.23%	2.28%	2.83%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,218	$1,382	$2,198	$2,144	$1,943	$1,318
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.16%	0.14%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.68%[1]	2.16%	1.86%	2.01%	2.80%	4.04%
Portfolio Turnover Rate	47%[1]	30%	10%	25%	53%	47%

1 Annualized.

21

Short-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended				Feb. 12[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.53	$15.67	$15.77	$15.73	$15.74	$15.66
Investment Operations
Net Investment Income	.212	.351	.300	.327	.457	.448
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(.140)	(.100)	.040	(.010)	.080
Total from Investment Operations	.192	.211	.200	.367	.447	.528
Distributions
Dividends from Net Investment Income	(.212)	(.351)	(.300)	(.327)	(.457)	(.448)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.212)	(.351)	(.300)	(.327)	(.457)	(.448)
Net Asset Value, End of Period	$15.51	$15.53	$15.67	$15.77	$15.73	$15.74

Total Return	1.24%	1.37%	1.28%	2.35%	2.88%	3.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,987	$2,871	$2,433	$2,428	$1,601	$1,055
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	2.75%[2]	2.26%	1.91%	2.05%	2.86%	3.96%[2]
Portfolio Turnover Rate	47%[2]	30%	10%	25%	53%	47%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

23

Short-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $465,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2006, these arrangements reduced the fund’s expenses by $46,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At October 31, 2005, the fund had available realized losses of $5,331,000 to offset future net capital gains of $14,000 through October 31, 2008, $127,000 through October 31, 2010, $2,850,000 through October 31, 2011, $59,000 through October 31, 2012, and $2,281,000 through October 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2006, net unrealized depreciation of investment securities for tax purposes was $28,611,000, consisting of unrealized gains of $289,000 on securities that had risen in value since their purchase and $28,900,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2006, the fund purchased $634,038,000 of investment securities and sold $695,441,000 of investment securities, other than temporary cash investments.

24

Short-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	280,309	18,054	796,636	51,118
Issued in Lieu of Cash Distributions	14,181	914	34,752	2,231
Redeemed	(456,820)	(29,425)	(1,629,833)	(104,643)
Net Increase (Decrease)—Investor Shares	(162,330)	(10,457)	(798,445)	(51,294)
Admiral Shares
Issued	849,679	54,724	1,689,460	108,462
Issued in Lieu of Cash Distributions	32,978	2,125	45,674	2,933
Redeemed	(761,831)	(49,070)	(1,275,267)	(81,834)
Net Increase (Decrease)—Admiral Shares	120,826	7,779	459,867	29,561

25

Limited-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	706	5,174	37,598
Yield		—	—
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity	3.8%[3]	3.7%	4.2%
Average Coupon	4.9%	5.1%	5.1%
Average Effective
Maturity	2.5 years	2.9 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	2.2 years	2.6 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	9%	—	—

Largest State Concentrations[5]

New York	10%
Texas	9
California	6
Florida	5
New Jersey	5
Massachusetts	4
Illinois	4
Ohio	4
Michigan	3
Washington	3
Top Ten	53%

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.95	1.00	0.89	1.00
Beta	0.95	1.00	0.39	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	25%
1–3 Years	40
3–5 Years	19
Over 5 Years	16

Distribution by Credit Quality (% of portfolio)

AAA	52%
AA	36
A	8
BBB	4

Investment Focus

1 Lehman 3 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Percentages of total net assets, excluding any futures contracts. See page 75 for a glossary of investment terms.

26

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–0.2%	4.6%	4.4%	4.5%
1997	0.5	4.5	5.0	5.5
1998	1.0	4.4	5.4	5.7
1999	–2.4	4.2	1.8	2.2
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006[2]	–0.6	1.6	1.0	0.7

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	1.98%	2.99%	–0.02%	3.94%	3.92%
Admiral Shares	2/12/2001	2.06	3.06	–0.40[3]	3.49[3]	3.09[3]

1 Lehman 3 Year Municipal Bond Index.

2 Six months ended April 30, 2006.

3 Return since inception.

Note: See Financial Highlights tables on pages 30 and 31 for dividend and capital gains information.

27

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest[1]	109,194
Total Income	109,194
Expenses
The Vanguard Group—Note B
Investment Advisory Services	316
Management and Administrative
Investor Shares	1,259
Admiral Shares	1,151
Marketing and Distribution
Investor Shares	390
Admiral Shares	622
Custodian Fees	20
Shareholders’ Reports
Investor Shares	23
Admiral Shares	10
Trustees’ Fees and Expenses	3
Total Expenses	3,794
Expenses Paid Indirectly—Note C	(98)
Net Expenses	3,696
Net Investment Income	105,498
Realized Net Gain (Loss)
Investment Securities Sold	(12,574)
Futures Contracts	(862)
Realized Net Gain (Loss)	(13,436)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(25,603)
Futures Contracts	(803)
Change in Unrealized Appreciation (Depreciation)	(26,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,656

1 Interest income from an affiliated company of the fund was $2,548,000.

28

Limited-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,498	209,669
Realized Net Gain (Loss)	(13,436)	(19,237)
Change in Unrealized Appreciation (Depreciation)	(26,406)	(144,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,656	46,244
Distributions
Net Investment Income
Investor Shares	(33,898)	(95,001)
Admiral Shares	(71,600)	(114,668)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(105,498)	(209,669)
Capital Share Transactions—Note F
Investor Shares	(261,760)	(1,126,824)
Admiral Shares	125,158	1,173,430
Net Increase (Decrease) from Capital Share Transactions	(136,602)	46,606
Total Increase (Decrease)	(176,444)	(116,819)
Net Assets
Beginning of Period	6,831,599	6,948,418
End of Period	6,655,155	6,831,599

29

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.71	$10.96	$11.08	$11.00	$10.99	$10.64
Investment Operations
Net Investment Income	.166	.326	.318	.355	.425	.474
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	(.250)	(.120)	.080	.010	.350
Total from Investment Operations	.106	.076	.198	.435	.435	.824
Distributions
Dividends from Net Investment Income	(.166)	(.326)	(.318)	(.355)	(.425)	(.474)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.166)	(.326)	(.318)	(.355)	(.425)	(.474)
Net Asset Value, End of Period	$10.65	$10.71	$10.96	$11.08	$11.00	$10.99

Total Return	1.00%	0.71%	1.82%	4.00%	4.05%	7.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,077	$2,351	$3,553	$3,148	$2,645	$2,130
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.16%	0.14%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to
Average Net Assets	3.13%[1]	3.01%	2.89%	3.19%	3.84%	4.40%
Portfolio Turnover Rate	23%[1]	17%	8%	13%	17%	19%

1 Annualized.

30

Limited-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended				Feb. 12[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.71	$10.96	$11.08	$11.00	$10.99	$10.87
Investment Operations
Net Investment Income	.170	.334	.324	.362	.431	.342
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	(.250)	(.120)	.080	.010	.120
Total from Investment Operations	.110	.084	.204	.442	.441	.462
Distributions
Dividends from Net Investment Income	(.170)	(.334)	(.324)	(.362)	(.431)	(.342)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.170)	(.334)	(.324)	(.362)	(.431)	(.342)
Net Asset Value, End of Period	$10.65	$10.71	$10.96	$11.08	$11.00	$10.99

Total Return	1.03%	0.78%	1.87%	4.06%	4.10%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,579	$4,481	$3,395	$3,286	$2,484	$1,572
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	3.20%[2]	3.08%	2.95%	3.25%	3.88%	4.42%[2]
Portfolio Turnover Rate	23%[2]	17%	8%	13%	17%	19%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

32

Limited-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $735,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2006, these arrangements reduced the fund’s expenses by $98,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At October 31, 2005, the fund had available realized losses of $57,239,000 to offset future net capital gains of $2,880,000 through October 31, 2008, $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, and $20,383,000 through October 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $1,290,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

33

Limited-Term Tax-Exempt Fund

At April 30, 2006, net unrealized depreciation of investment securities for tax purposes was $66,021,000, consisting of unrealized gains of $9,767,000 on securities that had risen in value since their purchase and $75,788,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2006, the fund purchased $710,084,000 of investment securities and sold $1,033,138,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	362,429	33,895	1,061,412	97,975
Issued in Lieu of Cash Distributions	28,200	2,639	78,796	7,287
Redeemed	(652,389)	(61,019)	(2,267,032)	(209,767)
Net Increase (Decrease)—Investor Shares	(261,760)	(24,485)	(1,126,824)	(104,505)
Admiral Shares
Issued	985,694	92,179	2,304,305	213,286
Issued in Lieu of Cash Distributions	55,780	5,221	87,067	8,061
Redeemed	(916,316)	(85,720)	(1,217,942)	(112,553)
Net Increase (Decrease)—Admiral Shares	125,158	11,680	1,173,430	108,794

34

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,133	4,191	37,598
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.0%[3]	4.0%	4.2%
Average Coupon	4.9%	5.1%	5.1%
Average Effective
Maturity	6.1 years	6.2 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	4.7 years	5.1 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	12%	—	—

Largest State Concentrations[5]

California	12%
Texas	9
New Jersey	9
Massachusetts	9
New York	9
Florida	4
Illinois	3
Colorado	3
Pennsylvania	3
Georgia	3
Top Ten	64%

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.97	1.00	0.97	1.00
Beta	0.87	1.00	0.89	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	30
5–10 Years	47
10–20 Years	9
20–30 Years	3

Distribution by Credit Quality (% of portfolio)

AAA	58%
AA	30
A	7
BBB	5

Investment Focus

1 Lehman 7 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Percentages of total net assets, excluding any futures contracts. See page 75 for a glossary of investment terms.

35

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–0.3%	5.2%	4.9%	4.7%
1997	1.3	5.3	6.6	7.4
1998	1.7	5.1	6.8	7.4
1999	–5.2	4.8	–0.4	0.0
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006[2]	–0.8	2.1	1.3	1.2

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	3.10%	4.08%	0.18%	4.72%	4.90%
Admiral Shares	2/12/2001	3.18	4.14	–0.23[3]	4.39[3]	4.16[3]

1 Lehman 7 Year Municipal Bond Index.

2 Six months ended April 30, 2006.

3 Return since inception.

Note: See Financial Highlights tables on pages 39 and 40 for dividend and capital gains information.

36

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest[1]	278,698
Total Income	278,698
Expenses
The Vanguard Group—Note B
Investment Advisory Services	602
Management and Administrative
Investor Shares	2,761
Admiral Shares	2,355
Marketing and Distribution
Investor Shares	797
Admiral Shares	877
Custodian Fees	40
Shareholders’ Reports
Investor Shares	63
Admiral Shares	26
Trustees’ Fees and Expenses	6
Total Expenses	7,527
Expenses Paid Indirectly—Note C	(414)
Net Expenses	7,113
Net Investment Income	271,585
Realized Net Gain (Loss)
Investment Securities Sold	(28,199)
Futures Contracts	1,424
Realized Net Gain (Loss)	(26,775)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(82,466)
Futures Contracts	2,380
Change in Unrealized Appreciation (Depreciation)	(80,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	164,724

1 Interest income from an affiliated company of the fund was $8,766,000.

37

Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended
	Apr. 30,	Year Ended Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	271,585	506,709
Realized Net Gain (Loss)	(26,775)	446
Change in Unrealized Appreciation (Depreciation)	(80,086)	(379,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	164,724	127,319
Distributions
Net Investment Income
Investor Shares	(97,958)	(260,760)
Admiral Shares	(173,627)	(245,949)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(271,585)	(506,709)
Capital Share Transactions—Note F
Investor Shares	44,883	(1,931,791)
Admiral Shares	558,884	3,042,934
Net Increase (Decrease) from Capital Share Transactions	603,767	1,111,143
Total Increase (Decrease)	496,906	731,753
Net Assets
Beginning of Period	12,734,796	12,003,043
End of Period	13,231,702	12,734,796

28

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.26	$13.67	$13.58	$13.55	$13.61	$13.05
Investment Operations
Net Investment Income	.276	.548	.551	.563	.605	.637
Net Realized and Unrealized Gain (Loss)
on Investments	(.100)	(.410)	.090	.070	(.029)	.560
Total from Investment Operations	.176	.138	.641	.633	.576	1.197
Distributions
Dividends from Net Investment Income	(.276)	(.548)	(.551)	(.563)	(.605)	(.637)
Distributions from Realized Capital Gains	—	—	—	(.040)	(.031)	—
Total Distributions	(.276)	(.548)	(.551)	(.603)	(.636)	(.637)
Net Asset Value, End of Period	$13.16	$13.26	$13.67	$13.58	$13.55	$13.61

Total Return	1.33%	1.02%	4.82%	4.74%	4.36%	9.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,752	$4,745	$6,858	$6,922	$7,215	$6,944
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.16%	0.14%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to
Average Net Assets	4.19%[1]	4.06%	4.05%	4.13%	4.48%	4.77%
Portfolio Turnover Rate	9%[1]	12%	10%	19%	13%	13%

1 Annualized.

39

Intermediate-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended					Feb. 12[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.26	$13.67	$13.58	$13.55	$13.61	$13.44
Investment Operations
Net Investment Income	.281	.558	.559	.571	.612	.458
Net Realized and Unrealized Gain (Loss)
on Investments	(.100)	(.410)	.090	.070	(.029)	.170
Total from Investment Operations	.181	.148	.649	.641	.583	.628
Distributions
Dividends from Net Investment Income	(.281)	(.558)	(.559)	(.571)	(.612)	(.458)
Distributions from Realized Capital Gains	—	—	—	(.040)	(.031)	—
Total Distributions	(.281)	(.558)	(.559)	(.611)	(.643)	(.458)
Net Asset Value, End of Period	$13.16	$13.26	$13.67	$13.58	$13.55	$13.61

Total Return	1.36%	1.09%	4.88%	4.81%	4.41%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,480	$7,990	$5,145	$4,754	$4,498	$3,494
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.14%[2]
Ratio of Net Investment Income to
Average Net Assets	4.26%[2]	4.13%	4.11%	4.19%	4.53%	4.74%[2]
Portfolio Turnover Rate	9%[2]	12%	10%	19%	13%	13%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

41

Intermediate-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $1,443,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2006, these arrangements reduced the fund’s expenses by $414,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $41,997,000 to offset future net capital gains of $19,291,000 through October 31, 2011, and $22,706,000 through October 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $34,062,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

42

Intermediate-Term Tax-Exempt Fund

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $131,452,000, consisting of unrealized gains of $253,324,000 on securities that had risen in value since their purchase and $121,872,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(4,995)	527,363	6,589
5-Year U.S. Treasury Note	(2,750)	286,430	950

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2006, the fund purchased $1,605,835,000 of investment securities and sold $566,440,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	795,653	59,892	1,645,994	121,904
Issued in Lieu of Cash Distributions	78,863	5,942	202,788	15,042
Redeemed	(829,633)	(62,470)	(3,780,573)	(280,808)
Net Increase (Decrease)—Investor Shares	44,883	3,364	(1,931,791)	(143,862)
Admiral Shares
Issued	1,289,833	97,096	3,930,409	291,893
Issued in Lieu of Cash Distributions	124,274	9,364	169,813	12,614
Redeemed	(855,223)	(64,417)	(1,057,288)	(78,373)
Net Increase (Decrease)—Admiral Shares	558,884	42,043	3,042,934	226,134

43

Insured Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	305	6,480	37,598
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.3%[3]	4.2%	4.2%
Average Coupon	4.9%	5.1%	5.1%
Average Effective
Maturity	7.8 years	7.3 years	6.8 years
Average Quality	AAA	AAA	AA+
Average Duration	5.9 years	5.9 years	5.4 years
Expense Ratio		—	—
Investor Shares	016%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	8%	—	—

Largest State Concentrations[5]

California	11%
New Jersey	11
New York	7
Texas	7
Illinois	7
Florida	7
Massachusetts	6
Pennsylvania	5
Hawaii	4
Colorado	4
Top Ten	69%

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	0.98	1.00	1.15	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	13%
1–5 Years	23
5–10 Years	40
10–20 Years	20
20–30 Years	3
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	88%
AA	12

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Percentages of total net assets, excluding any futures contracts. See page 75 for a glossary of investment terms.

44

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	0.7%	5.6%	6.3%	5.0%
1997	1.9	5.7	7.6	8.7
1998	2.4	5.5	7.9	8.3
1999	–7.7	5.0	–2.7	–1.2
2000	3.8	5.9	9.7	8.2
2001	5.6	5.4	11.0	10.2
2002	0.9	4.8	5.7	6.2
2003	1.0	4.6	5.6	4.9
2004	1.0	4.8	5.8	6.3
2005	–2.5	4.5	2.0	1.2
2006[2]	–0.7	2.3	1.6	1.2

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/30/1984	4.20%	5.06%	0.71%	5.13%	5.84%
Admiral Shares	2/12/2001	4.28	5.13	0.32[3]	4.81[3]	5.13[3]

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended April 30, 2006.

3 Return since inception.

Note: See Financial Highlights tables on pages 48 and 49 for dividend and capital gains information.

45

Insured Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest	72,343
Total Income	72,343
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative
Investor Shares	608
Admiral Shares	625
Marketing and Distribution
Investor Shares	153
Admiral Shares	181
Custodian Fees	9
Shareholders’ Reports
Investor Shares	20
Admiral Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	1,750
Expenses Paid Indirectly—Note C	(44)
Net Expenses	1,706
Net Investment Income	70,637
Realized Net Gain (Loss)
Investment Securities Sold	10,079
Futures Contracts	792
Realized Net Gain (Loss)	10,871
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(31,389)
Futures Contracts	(496)
Change in Unrealized Appreciation (Depreciation)	(31,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,623

46

Insured Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,637	136,209
Realized Net Gain (Loss)	10,871	14,771
Change in Unrealized Appreciation (Depreciation)	(31,885)	(91,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,623	59,236
Distributions
Net Investment Income
Investor Shares	(23,185)	(76,299)
Admiral Shares	(47,452)	(59,910)
Realized Capital Gain[1]
Investor Shares	(3,009)	(2,757)
Admiral Shares	(5,940)	(1,571)
Total Distributions	(79,586)	(140,537)
Capital Share Transactions—Note F
Investor Shares	(41,704)	(800,126)
Admiral Shares	129,434	955,742
Net Increase (Decrease) from Capital Share Transactions	87,730	155,616
Total Increase (Decrease)	57,767	74,315
Net Assets
Beginning of Period	3,030,313	2,955,998
End of Period	3,088,080	3,030,313

1 Includes fiscal 2006 and 2005 short-term gain distributions totaling $2,069,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

47

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.56	$12.90	$12.89	$12.85	$12.82	$12.14
Investment Operations
Net Investment Income	.286	.578	.587	.580	.597	.628
Net Realized and Unrealized Gain (Loss)
on Investments	(.083)	(.321)	.134	.123	.110	.680
Total from Investment Operations	.203	.257	.721	.703	.707	1.308
Distributions
Dividends from Net Investment Income	(.286)	(.578)	(.587)	(.580)	(.597)	(.628)
Distributions from Realized Capital Gains	(.037)	(.019)	(.124)	(.083)	(.080)	—
Total Distributions	(.323)	(.597)	(.711)	(.663)	(.677)	(.628)
Net Asset Value, End of Period	$12.44	$12.56	$12.90	$12.89	$12.85	$12.82

Total Return	1.62%	2.01%	5.76%	5.58%	5.74%	10.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$992	$1,043	$1,880	$1,912	$1,951	$1,940
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.16%	0.15%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	4.59%[1]	4.52%	4.50%	4.57%	4.72%	5.00%
Portfolio Turnover Rate	13%[1]	15%	18%	17%	20%	21%

1 Annualized.

48

Insured Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended				Feb. 12[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.56	$12.90	$12.89	$12.85	$12.82	$12.64
Investment Operations
Net Investment Income	.291	.587	.594	.587	.604	.452
Net Realized and Unrealized Gain (Loss)
on Investments	(.083)	(.321)	.134	.123	.110	.180
Total from Investment Operations	.208	.266	.728	.710	.714	.632
Distributions
Dividends from Net Investment Income	(.291)	(.587)	(.594)	(.587)	(.604)	(.452)
Distributions from Realized Capital Gains	(.037)	(.019)	(.124)	(.083)	(.080)	—
Total Distributions	(.328)	(.606)	(.718)	(.670)	(.684)	(.452)
Net Asset Value, End of Period	$12.44	$12.56	$12.90	$12.89	$12.85	$12.82

Total Return	1.66%	2.08%	5.82%	5.64%	5.80%	5.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,096	$1,987	$1,076	$1,008	$959	$844
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.14%[2]
Ratio of Net Investment Income to
Average Net Assets	4.66%[2]	4.58%	4.56%	4.63%	4.77%	4.98%[2]
Portfolio Turnover Rate	13%[2]	15%	18%	17%	20%	21%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

50

Insured Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $340,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2006, these arrangements reduced the fund’s expenses by $44,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $24,540,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $116,419,000, consisting of unrealized gains of $155,224,000 on securities that had risen in value since their purchase and $38,805,000 in unrealized losses on securities that had fallen in value since their purchase.

51

Insured Long-Term Tax-Exempt Fund

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(425)	44,871	(158)
30-Year U.S. Treasury Bond	(200)	21,369	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2006, the fund purchased $223,743,000 of investment securities and sold $188,408,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	86,316	6,858	248,670	19,426
Issued in Lieu of Cash Distributions	18,551	1,475	52,993	4,146
Redeemed	(146,571)	(11,647)	(1,101,789)	(86,212)
Net Increase (Decrease)—Investor Shares	(41,704)	(3,314)	(800,126)	(62,640)
Admiral Shares
Issued	232,882	18,498	1,074,335	84,067
Issued in Lieu of Cash Distributions	35,144	2,794	39,026	3,058
Redeemed	(138,592)	(11,022)	(157,619)	(12,342)
Net Increase (Decrease)—Admiral Shares	129,434	10,270	955,742	74,783

52

Long-Term Tax-Exempt Fund

Fund Profile

As of April 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	237	6,480	37,598
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.1%
Yield to Maturity	4.2%[3]	4.2%	4.2%
Average Coupon	4.5%	5.1%	5.1%
Average Effective
Maturity	8.1 years	7.3 years	6.8 years
Average Quality	AA+	AAA	AA+
Average Duration	5.9 years	5.9 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%4
Admiral Shares	0.09%4
Short-Term Reserves	9%	—	—

Largest State Concentrations[5]

California	12%
Texas	10
New York	9
Massachusetts	7
Illinois	5
New Jersey	5
Colorado	4
Georgia	3
Michigan	3
South Carolina	3
Top Ten	61%

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	1.03	1.00	1.22	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	23
5–10 Years	40
10–20 Years	19
20–30 Years	6
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	66%
AA	26
A	4
BBB	4

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Percentages of total net assets, excluding any futures contracts. See page 75 for a glossary of investment terms.

53

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	1.1%	5.6%	6.7%	5.0%
1997	2.6	5.6	8.2	8.7
1998	2.4	5.4	7.8	8.3
1999	–8.3	4.8	–3.5	–1.2
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006[2]	–0.8	2.3	1.5	1.2

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	3.92%	4.93%	0.63%	5.11%	5.74%
Admiral Shares	2/12/2001	4.00	4.99	0.18[3]	4.84[3]	5.02[3]

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended April 30, 2006.

3 Return since inception.

Note: See Financial Highlights tables on pages 57 and 58 for dividend and capital gains information.

54

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest[1]	49,886
Total Income	49,886
Expenses
The Vanguard Group—Note B
Investment Advisory Services	97
Management and Administrative
Investor Shares	370
Admiral Shares	428
Marketing and Distribution
Investor Shares	107
Admiral Shares	155
Custodian Fees	3
Shareholders’ Reports
Investor Shares	13
Admiral Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	1,179
Expenses Paid Indirectly—Note C	(72)
Net Expenses	1,107
Net Investment Income	48,779
Realized Net Gain (Loss)
Investment Securities Sold	342
Futures Contracts	1,768
Realized Net Gain (Loss)	2,110
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(19,721)
Futures Contracts	(263)
Change in Unrealized Appreciation (Depreciation)	(19,984)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,905

1 Interest income from an affiliated company of the fund was $2,390,000.

55

Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,779	89,676
Realized Net Gain (Loss)	2,110	11,631
Change in Unrealized Appreciation (Depreciation)	(19,984)	(69,472)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,905	31,835
Distributions
Net Investment Income
Investor Shares	(14,547)	(44,842)
Admiral Shares	(34,232)	(44,834)
Realized Capital Gain
Investor Shares	(2,445)	—
Admiral Shares	(5,569)	—
Total Distributions	(56,793)	(89,676)
Capital Share Transactions—Note F
Investor Shares	(1,572)	(458,094)
Admiral Shares	193,521	600,190
Net Increase (Decrease) from Capital Share Transactions	191,949	142,096
Total Increase (Decrease)	166,061	84,255
Net Assets
Beginning of Period	2,029,236	1,944,981
End of Period	2,195,297	2,029,236

56

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.23	$11.55	$11.39	$11.36	$11.38	$10.73
Investment Operations
Net Investment Income	.257	.513	.522	.525	.539	.561
Net Realized and Unrealized Gain (Loss)
on Investments	(.087)	(.320)	.160	.082	.010	.650
Total from Investment Operations	.170	.193	.682	.607	.549	1.211
Distributions
Dividends from Net Investment Income	(.257)	(.513)	(.522)	(.525)	(.539)	(.561)
Distributions from Realized Capital Gains	(.043)	—	—	(.052)	(.030)	—
Total Distributions	(.300)	(.513)	(.522)	(.577)	(.569)	(.561)
Net Asset Value, End of Period	$11.10	$11.23	$11.55	$11.39	$11.36	$11.38

Total Return	1.51%	1.69%	6.14%	5.43%	5.00%	11.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$631	$640	$1,122	$1,131	$1,249	$1,264
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.16%	0.15%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to
Average Net Assets	4.61%[1]	4.49%	4.57%	4.59%	4.80%	5.07%
Portfolio Turnover Rate	6%[1]	17%	11%	11%	15%	16%

1 Annualized.

57

Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended					Feb. 12[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.23	$11.55	$11.39	$11.36	$11.38	$11.18
Investment Operations
Net Investment Income	.261	.521	.528	.532	.545	.403
Net Realized and Unrealized Gain (Loss)
on Investments	(.087)	(.320)	.160	.082	.010	.200
Total from Investment Operations	.174	.201	.688	.614	.555	.603
Distributions
Dividends from Net Investment Income	(.261)	(.521)	(.528)	(.532)	(.545)	(.403)
Distributions from Realized Capital Gains	(.043)	—	—	(.052)	(.030)	—
Total Distributions	(.304)	(.521)	(.528)	(.584)	(.575)	(.403)
Net Asset Value, End of Period	$11.10	$11.23	$11.55	$11.39	$11.36	$11.38

Total Return	1.55%	1.76%	6.19%	5.50%	5.06%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,565	$1,390	$823	$799	$825	$715
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	4.68%[2]	4.55%	4.62%	4.65%	4.85%	5.02%[2]
Portfolio Turnover Rate	6%[2]	17%	11%	11%	15%	16%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

59

Long-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $240,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2006, these arrangements reduced the fund’s expenses by $72,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $18,339,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $77,724,000, consisting of unrealized gains of $105,498,000 on securities that had risen in value since their purchase and $27,774,000 in unrealized losses on securities that had fallen in value since their purchase.

60

Long-Term Tax-Exempt Fund

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(500)	53,422	1,953
10-Year U.S. Treasury Note	(325)	34,313	312

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2006, the fund purchased $246,930,000 of investment securities and sold $59,897,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	86,726	7,714	199,676	17,457
Issued in Lieu of Cash Distributions	12,871	1,147	31,583	2,764
Redeemed	(101,169)	(9,003)	(689,353)	(60,351)
Net Increase (Decrease)—Investor Shares	(1,572)	(142)	(458,094)	(40,130)
Admiral Shares
Issued	300,681	26,753	724,269	63,382
Issued in Lieu of Cash Distributions	26,395	2,352	27,897	2,445
Redeemed	(133,555)	(11,910)	(151,976)	(13,309)
Net Increase (Decrease)—Admiral Shares	193,521	17,195	600,190	52,518

61

High-Yield Tax-Exempt Fund

Fund Profile

As of April 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	433	6,480	37,598
Yield		—	—
Investor Shares	4.2%
Admiral Shares	4.3%
Yield to Maturity	4.4%[3]	4.2%	4.2%
Average Coupon	4.9%	5.1%	5.1%
Average Effective
Maturity	7.6 years	7.3 years	6.8 years
Average Quality	A+	AAA	AA+
Average Duration	5.7 years	5.9 years	5.4 years
Expense Ratio		—	—
Investor Shares	016%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	12%	—	—

Largest State Concentrations[5]

California	13%
New Jersey	10
New York	9
Texas	6
Massachusetts	4
Puerto Rico	4
Illinois	4
Florida	3
North Carolina	3
Colorado	3
Top Ten	59%

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.97	1.00
Beta	0.77	1.00	0.91	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	13%
1–5 Years	21
5–10 Years	44
10–20 Years	16
20–30 Years	5
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	38%
AA	28
A	10
BBB	15

BB	2
B	1
Not Rated	6

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Percentages of total net assets, excluding any futures contracts. See page 75 for a glossary of investment terms.

62

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1995–April 30, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	0.3%	5.7%	6.0%	5.0%
1997	2.5	5.9	8.4	8.7
1998	2.6	5.6	8.2	8.3
1999	–7.8	5.0	–2.8	–1.2
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006[2]	–0.2	2.3	2.1	1.2

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	4.92%	5.16%	0.39%	5.35%	5.74%
Admiral Shares	11/12/2001	5.00	4.903	—	—	—

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended April 30, 2006.

3 Return since inception.

Note: See Financial Highlights tables on pages 66 and 67 for dividend and capital gains information.

63

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
April 30, 2006
($000)
Investment Income
Income
Interest[1]	118,054
Total Income	118,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	233
Management and Administrative
Investor Shares	1,020
Admiral Shares	976
Marketing and Distribution
Investor Shares	298
Admiral Shares	316
Custodian Fees	14
Shareholders’ Reports
Investor Shares	33
Admiral Shares	12
Trustees’ Fees and Expenses	2
Total Expenses	2,904
Expenses Paid Indirectly—Note C	(158)
Net Expenses	2,746
Net Investment Income	115,308
Realized Net Gain (Loss)
Investment Securities Sold	(2,145)
Futures Contracts	6,573
Realized Net Gain (Loss)	4,428
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(13,943)
Futures Contracts	(3,228)
Change in Unrealized Appreciation (Depreciation)	(17,171)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,565

1 Interest income from an affiliated company of the fund was $1,654,000.

64

High-Yield Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	Apr. 30,	Oct. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,308	211,776
Realized Net Gain (Loss)	4,428	16,093
Change in Unrealized Appreciation (Depreciation)	(17,171)	(84,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,565	143,717
Distributions
Net Investment Income
Investor Shares	(39,783)	(115,952)
Admiral Shares	(75,525)	(95,824)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(115,308)	(211,776)
Capital Share Transactions—Note F
Investor Shares	20,623	(948,504)
Admiral Shares	302,751	1,510,662
Net Increase (Decrease) from Capital Share Transactions	323,374	562,158
Total Increase (Decrease)	310,631	494,099
Net Assets
Beginning of Period	4,873,652	4,379,553
End of Period	5,184,283	4,873,652

65

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Apr. 30,	Year Ended October 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.71	$10.86	$10.69	$10.54	$10.72	$10.31
Investment Operations
Net Investment Income	.244	.492	.506	.526	.563	.576
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(.150)	.170	.150	(.180)	.410
Total from Investment Operations	.224	.342	.676	.676	.383	.986
Distributions
Dividends from Net Investment Income	(.244)	(.492)	(.506)	(.526)	(.563)	(.576)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.244)	(.492)	(.506)	(.526)	(.563)	(.576)
Net Asset Value, End of Period	$10.69	$10.71	$10.86	$10.69	$10.54	$10.72

Total Return	2.09%	3.20%	6.48%	6.55%	3.67%	9.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,770	$1,753	$2,728	$2,605	$2,670	$3,627
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.16%	0.15%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to
Average Net Assets	4.56%[1]	4.55%	4.71%	4.94%	5.30%	5.43%
Portfolio Turnover Rate	18%[1]	15%	24%	17%	18%	18%

1 Annualized.

66

High-Yield Tax-Exempt Fund

Admiral Shares
	Six Months				Nov. 12,
	Ended				2001[1] to
For a Share Outstanding	Apr. 30,	Year Ended October 31,			Oct. 31,
Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.71	$10.86	$10.69	$10.54	$10.78
Investment Operations
Net Investment Income	.248	.500	.512	.533	.549
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(.150)	.170	.150	(.240)
Total from Investment Operations	.228	.350	.682	.683	.309
Distributions
Dividends from Net Investment Income	(.248)	(.500)	(.512)	(.533)	(.549)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.248)	(.500)	(.512)	(.533)	(.549)
Net Asset Value, End of Period	$10.69	$10.71	$10.86	$10.69	$10.54

Total Return	2.13%	3.27%	6.54%	6.61%	2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,415	$3,121	$1,652	$1,449	$1,275
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.10%	0.11%	0.12%[2]
Ratio of Net Investment Income to
Average Net Assets	4.63%[2]	4.60%	4.76%	5.00%	5.35%[2]
Portfolio Turnover Rate	18%[2]	15%	24%	17%	18%

1 Inception.

2 Annualized.

67

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

68

High-Yield Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2006, the fund had contributed capital of $566,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2006, these arrangements reduced the fund’s expenses by $158,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2005, the fund had available realized losses of $52,052,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $29,232,000 through October 31, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At April 30, 2006, net unrealized appreciation of investment securities for tax purposes was $117,917,000, consisting of unrealized gains of $182,056,000 on securities that had risen in value since their purchase and $64,139,000 in unrealized losses on securities that had fallen in value since their purchase.

69

High-Yield Tax-Exempt Fund

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(1,210)	127,750	261
30-Year U.S. Treasury Bond	(320)	34,190	(111)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2006, the fund purchased $594,208,000 of investment securities and sold $433,958,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	315,416	29,286	730,240	67,347
Issued in Lieu of Cash Distributions	30,402	2,825	82,314	7,602
Redeemed	(325,195)	(30,217)	(1,761,058)	(162,430)
Net Increase (Decrease)—Investor Shares	20,623	1,894	(948,504)	(87,481)
Admiral Shares
Issued	511,715	47,529	1,784,632	164,567
Issued in Lieu of Cash Distributions	49,464	4,596	60,508	5,590
Redeemed	(258,428)	(24,031)	(334,478)	(30,900)
Net Increase (Decrease)—Admiral Shares	302,751	28,094	1,510,662	139,257

70

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 72 and 73 illustrate your fund’s costs in two ways:

• Based on actual fund return. The table on page 72 helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. The table on page 73 is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the two tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

71

Six Months Ended April 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2005	4/30/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,014.89	$0.65
Short-Term
Investor Shares	1,000.00	1,012.05	0.80
Admiral Shares	1,000.00	1,012.43	0.45
Limited-Term
Investor Shares	1,000.00	1,009.95	0.80
Admiral Shares	1,000.00	1,010.33	0.45
Intermediate-Term
Investor Shares	1,000.00	1,013.25	0.80
Admiral Shares	1,000.00	1,013.63	0.45
Insured Long-Term
Investor Shares	1,000.00	1,016.20	0.80
Admiral Shares	1,000.00	1,016.57	0.45
Long-Term
Investor Shares	1,000.00	1,015.13	0.80
Admiral Shares	1,000.00	1,015.51	0.45
High-Yield
Investor Shares	1,000.00	1,020.94	0.80
Admiral Shares	1,000.00	1,021.31	0.45

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.13%; for the Short-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

72

Six Months Ended April 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2005	4/30/2006	Period[1]
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.15	$0.65
Short-Term
Investor Shares	1,000.00	1,024.00	0.80
Admiral Shares	1,000.00	1,024.35	0.45
Limited-Term
Investor Shares	1,000.00	1,024.00	0.80
Admiral Shares	1,000.00	1,024.35	0.45
Intermediate-Term
Investor Shares	1,000.00	1,024.00	0.80
Admiral Shares	1,000.00	1,024.35	0.45
Insured Long-Term
Investor Shares	1,000.00	1,024.00	0.80
Admiral Shares	1,000.00	1,024.35	0.45
Long-Term
Investor Shares	1,000.00	1,024.00	0.80
Admiral Shares	1,000.00	1,024.35	0.45
High-Yield
Investor Shares	1,000.00	1,024.00	0.80
Admiral Shares	1,000.00	1,024.35	0.45

1 Amounts in this table are calculated in the manner described in the footnote on page 72.

73

Trustees Renew Advisory Arrangement

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $690 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary pages of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

74

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

75

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of
Trustee since May 1987;	the Board, Chief Executive Officer, and Director/Trustee of The
Chairman of the Board and	Vanguard Group, Inc., and of each of the investment companies
Chief Executive Officer	served by The Vanguard Group.
135 Vanguard Funds Overseen

IndependentTrustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore
Trustee since January 2001	Partners (pro bono ventures in education); Senior Advisor to
135 Vanguard Funds Overseen	Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School
of Business at New York University; Trustee of the Whitehead
Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and
Trustee since December 20012	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board
135 Vanguard Funds Overseen	Member of the American Chemistry Council; Director of Tyco
International, Ltd. (diversified manufacturing and services) (since
2005);Trustee of Drexel University and of the Chemical Heritage
Foundation.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice
Trustee since July 1998	President and Chief Global Diversity Officer (since January 2006),
135 Vanguard Funds Overseen	Vice President and Chief Information Officer (1997–2005), and
Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University
Medical Center at Princeton and Women’s Research and Education
Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund
Trustee since December 2004	Professor of Finance and Banking, Harvard Business School
135 Vanguard Funds Overseen	(since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm)
(since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South
African insurance company) (2001–2003), and Stockback, Inc.
(credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee since January 1993	President, Chief Executive Officer, and Director of NACCO
135 Vanguard Funds Overseen	Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired
Trustee since April 1985	Chairman and Chief Executive Officer of Rohm and Haas Co.
135 Vanguard Funds Overseen	(chemicals); Director of Cummins Inc. (diesel engines),
MeadWestvaco Corp. (packaging products), and
AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of
Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The
Secretary since July 2005	Vanguard Group, Inc.,since November 1997; General Counsel of
135 Vanguard Funds Overseen	The Vanguard Group since July 2005;Secretary of The Vanguard
Group and of each of the investment companies served by The
Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The
Treasurer since July 1998	Vanguard Group, Inc.;Treasurer of each of the investment
135 Vanguard Funds Overseen	companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group,
Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper
Inc.or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy
with the offering of shares of any Vanguard	voting guidelines by visiting our website,
fund only if preceded or accompanied by	www.vanguard.com,and searching for “proxy voting
the fund’s current prospectus.	guidelines,” or by calling Vanguard at 800-662-2739.
They are also available from the SEC’s website,
www.sec.gov. In addition, you may obtain a free
report on how your fund voted the proxies for
securities it owned during the 12 months ended June
30. To get the report, visit either www.vanguard.com
or www.sec.gov.
You can review and copy information about your
fund at the SEC’s Public Reference Room
in Washington, D.C. To find out more about
this public service, call the SEC at 202-551-8090.
Information about your fund is also available on
the SEC’s website, and you can receive copies of
this information, for a fee, by sending a request
in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission, Washington,
DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q952 062006

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)

As of April 30, 2006

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	2

Short-Term Tax-Exempt Fund	42

Limited-Term Tax-Exempt Fund	58

Intermediate-Term Tax-Exempt Fund	84

Insured Long-Term Tax-Exempt Fund	122

Long-Term Tax-Exempt Fund	135

High-Yield Tax-Exempt Fund	146

Key to Abbreviations	Back Cover

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (96.5%)
Alabama (0.7%)
1 Alabama Public School & College Auth. TOB VRDO	3.840%	5/8/06 (3)	5,000	5,000
Alabama Special Care Fac. Financing Auth. VRDO	3.750%	5/8/06	11,800	11,800
Birmingham AL GO VRDO	3.820%	5/8/06 (2)	32,393	32,393
Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	3.820%	5/8/06 LOC	18,420	18,420
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.800%	5/8/06	33,550	33,550
1 Univ. of Alabama General Rev. TOB VRDO	3.840%	5/8/06 (1)	16,910	16,910
1 Univ. of Alabama General Rev. TOB VRDO	3.840%	5/8/06 (1)	2,500	2,500
1 Univ. of South Alabama Univ. Tuition Rev. &
Capital Improvement TOB VRDO	3.840%	5/8/06 (3)	7,885	7,885
				128,458
Alaska (0.4%)
Alaska Housing Finance Corp. (State Capital) VRDO	3.800%	5/8/06 (1)	10,000	10,000
Alaska Housing Finance Corp. Governmental
Purpose VRDO	3.870%	5/8/06 (1)	26,810	26,810
Alaska Housing Finance Corp. Home Mortgage VRDO	3.920%	5/8/06 (4)	20,000	20,000
1 Alaska Housing Finance Corp. TOB VRDO	3.840%	5/8/06 (3)	4,965	4,965
1 Alaska Housing Finance Corp. TOB VRDO	3.870%	5/8/06	5,785	5,785
1 Alaska State Housing Finance Corp. Rev. TOB VRDO	3.830%	5/8/06 (1)	5,020	5,020
				72,580
Arizona (1.7%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.790%	5/8/06 (3)	68,900	68,900
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.790%	5/8/06 (1)	20,460	20,460
1 Arizona School Fac. Board Rev. TOB VRDO	3.840%	5/8/06	7,700	7,700
1 Arizona State Univ. COP TOB VRDO	3.840%	5/8/06 (2)	5,385	5,385
1 Arizona State Univ. COP TOB VRDO	3.840%	5/8/06 (2)	5,470	5,470
1 Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.860%	5/8/06 LOC	69,465	69,465
McAllister Academic Village AZ LLC Rev.
(Arizona State Univ.) VRDO	3.810%	5/8/06 (2)	15,000	15,000
1 Mesa AZ Util. System Rev. TOB VRDO	3.840%	5/8/06 (4)	5,230	5,230
Nanotechnology Research Arizona Lease Rev.
(Arizona State Univ. Project) VRDO	3.810%	5/8/06 (1)	19,175	19,175
1 Phoenix AZ Civic Improvement Corp. Airport
Rev. TOB VRDO	3.840%	5/8/06 (2)	24,000	24,000
1 Phoenix AZ Civic Improvement Corp. Transit
Rev. TOB VRDO	3.840%	5/8/06 (3)	4,675	4,675
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.280%	5/8/06	9,600	9,600

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.450%	6/13/06		29,250	29,250
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.470%	6/16/06		12,506	12,506
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.840%	5/8/06		16,000	16,000
					312,816
Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent
Infirmary (Catholic Health Initiatives) VRDO	3.820%	5/8/06		34,600	34,600

California (2.2%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program PUT	2.830%	6/1/06	LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program PUT	2.950%	6/1/06	LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.800%	5/8/06	LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.800%	5/8/06	LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.850%	5/8/06	(2)	25,000	25,000
California GO CP	3.320%	5/11/06		29,000	29,000
1 California Housing Finance Agency Home
Mortgage Rev. TOB VRDO	3.840%	5/8/06		11,470	11,470
1 California Housing Finance Agency Home
Mortgage Rev. TOB VRDO	3.870%	5/8/06		68,905	68,905
1 California Housing Finance Agency Home
Mortgage Rev. TOB VRDO	3.870%	5/8/06		15,160	15,160
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.700%	5/8/06	(4)	10,000	10,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.740%	5/8/06	(4)	27,500	27,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.810%	5/8/06	LOC	13,600	13,600
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.840%	5/8/06	(3)	54,550	54,550
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.840%	5/8/06	LOC	64,800	64,800
1 Santa Margarita/Dana Point CA Auth.
Rev. TOB VRDO	3.840%	5/8/06	(2)	5,235	5,235
1 Southern California Home Financing Auth.
Single Family Mortgage Rev. TOB VRDO	3.870%	5/8/06		10,440	10,440
					402,610

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (4.7%)
Colorado Educ. & Cultural Fac. Auth.
Nature Conservancy Project VRDO	3.780%	5/8/06	5,390	5,390
Colorado General Fund TRAN	3.750%	6/27/06	83,500	83,642
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.820%	5/8/06	71,100	71,100
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.820%	5/8/06	34,570	34,570
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.800%	5/8/06	30,000	30,000
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.870%	5/8/06	35,760	35,760
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO	3.800%	5/8/06	14,400	14,400
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.870%	5/8/06 (1)	30,005	30,005
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.870%	5/8/06	19,825	19,825
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.920%	5/8/06	19,715	19,715
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Rev.	2.800%	7/5/06	71,770	71,770
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.870%	5/8/06	42,925	42,925
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.870%	5/8/06	34,500	34,500
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.870%	5/8/06	5,000	5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.870%	5/8/06	17,300	17,300
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.870%	5/8/06	21,925	21,925
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.920%	5/8/06	15,000	15,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.920%	5/8/06	40,030	40,030
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.920%	5/8/06	9,820	9,820
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.920%	5/8/06	24,315	24,315
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.920%	5/8/06	17,000	17,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.920%	5/8/06	10,000	10,000

			Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Colorado Springs CO Util. System Rev. TOB VRDO	3.840%	5/8/06		4,250	4,250
Colorado Springs CO Util. System Rev. VRDO	3.800%	5/8/06		17,300	17,300
Colorado Student Obligation Bond Auth. VRDO	3.850%	5/8/06	(2)	26,600	26,600
1 Denver CO City & County Airport Rev. TOB VRDO	3.840%	5/8/06	(10)	5,295	5,295
1 Denver CO City & County Airport Rev. TOB VRDO	3.840%	5/8/06	(10)	7,250	7,250
1 Denver CO City & County Airport Rev. TOB VRDO	3.880%	5/8/06	(4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.870%	5/8/06	(11)	22,000	22,000
Denver CO City & County Airport Rev. VRDO	3.920%	5/8/06	(1)	50,590	50,590
Denver CO City & County COP
(Wellington E. Webb Municipal Office Building) VRDO	3.810%	5/8/06	(2)	39,900	39,900
1 Jefferson County CO School Dist. TOB PUT	3.450%	7/13/06	(4)	11,420	11,420
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.810%	5/8/06	LOC	3,465	3,465
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.840%	5/8/06	(3)	4,620	4,620
					848,182
Connecticut (0.5%)
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.870%	5/8/06	(3)	24,935	24,935
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.870%	5/8/06	(2)	25,705	25,705
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.870%	5/8/06	(2)	5,315	5,315
1 Connecticut State Housing Finance Auth. TOB VRDO	3.950%	5/8/06		9,000	9,000
Fairfield CT BAN	4.000%	7/27/06		19,850	19,910
					84,865
Delaware (0.4%)
New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO	3.830%	5/8/06		16,600	16,600
Univ. of Delaware Rev. VRDO	3.770%	5/1/06		22,740	22,740
Univ. of Delaware Rev. VRDO	3.770%	5/1/06		26,180	26,180
					65,520
District of Columbia (2.3%)
District of Columbia
(Henry J. Kaiser Family Foundation) VRDO	3.840%	5/8/06		12,000	12,000
District of Columbia
(National Geographic Society) VRDO	3.780%	5/8/06		17,670	17,670
District of Columbia
(National Public Radio Inc.) VRDO	3.800%	5/8/06	LOC	18,530	18,530
1 District of Columbia GO TOB VRDO	3.820%	5/8/06	(2)	4,490	4,490
1 District of Columbia GO TOB VRDO	3.840%	5/8/06	(4)	5,230	5,230
1 District of Columbia GO TOB VRDO	3.840%	5/8/06	(4)	3,750	3,750
District of Columbia GO VRDO	3.820%	5/8/06	(3)	61,800	61,800

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia GO VRDO	3.870%	5/8/06 (1)	39,495	39,495
District of Columbia Rev.
(American College of Cardiology) VRDO	3.800%	5/8/06 LOC	13,000	13,000
District of Columbia Rev.
(Georgetown Day School) VRDO	3.800%	5/8/06 LOC	18,000	18,000
District of Columbia TRAN	4.000%	9/29/06	25,000	25,074
District of Columbia Univ. Rev.
(George Washington Univ.) VRDO	3.820%	5/8/06 (1)	47,565	47,565
1 District of Columbia Water & Sewer Auth.
Public Util. Rev. TOB VRDO	3.820%	5/8/06 (4)	18,745	18,745
1 District of Columbia Water & Sewer Auth.
Public Util. Rev. TOB VRDO	3.820%	5/8/06 (4)	4,630	4,630
Metro. Washington Airports Auth.
Airport System Rev. CP	3.580%	7/20/06 LOC	23,000	23,000
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.870%	5/8/06 (1)	19,195	19,195
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.870%	5/8/06 (4)	12,000	12,000
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.880%	5/8/06 (1)	19,000	19,000
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.880%	5/8/06 (1)	10,250	10,250
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.880%	5/8/06 (1)	6,510	6,510
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.880%	5/8/06 (1)	2,495	2,495
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.880%	5/8/06 (4)	22,600	22,600
1 Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.880%	5/8/06 (4)	6,000	6,000
				411,029
Florida (3.6%)
1 Broward County FL GO
(Parks & Land Preservation Project) TOB VRDO	3.840%	5/8/06	6,960	6,960
1 Broward County FL School Board COP TOB VRDO	3.840%	5/8/06 (4)	5,185	5,185
1 Broward County FL School Board COP TOB VRDO	3.840%	5/8/06 (4)	5,290	5,290
1 Broward County FL School Board COP TOB VRDO	3.840%	5/8/06 (4)	6,625	6,625
1 Collier County FL School Board COP TOB VRDO	3.840%	5/8/06 (4)	5,160	5,160
1 Collier County FL School Board COP TOB VRDO	3.840%	5/8/06 (4)	3,945	3,945
Dade County FL Water & Sewer System Rev. VRDO	3.780%	5/8/06 (3)	20,700	20,700
1 Florida Board of Educ. Capital Outlay TOB VRDO	3.840%	5/8/06	7,980	7,980
1 Florida Board of Educ. Public Educ. Capital Outlay
TOB VRDO	3.840%	5/8/06	15,000	15,000

			Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Florida Board of Educ. Public Educ. TOB VRDO	3.840%	5/8/06	(1)	7,880	7,880
1 Florida Board of Educ. Public Educ. TOB VRDO	3.840%	5/8/06	(1)	6,940	6,940
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.840%	5/8/06	(3)	11,215	11,215
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.840%	5/8/06	(1)	28,270	28,270
1 Florida Board of Educ. TOB VRDO	3.840%	5/8/06		44,400	44,400
1 Florida Board of Educ. TOB VRDO	3.840%	5/8/06		4,900	4,900
1 Florida Correctional Privatization Comm.
COP TOB VRDO	3.840%	5/8/06	(2)	7,955	7,955
1 Florida Dept. of Transp. TOB PUT	3.450%	8/10/06		14,565	14,565
1 Florida Dept. of Transp. TOB PUT	3.350%	11/14/06		34,980	34,980
1 Florida Dept. of Transp. TOB VRDO	3.840%	5/8/06		7,515	7,515
Florida Gulf Coast Univ. Financing Corp. VRDO	3.870%	5/8/06	LOC	10,600	10,600
1 Florida Housing Finance Agency Rev. TOB VRDO	3.960%	5/8/06		8,085	8,085
Florida Muni. Power Agency Rev.
(Stanton Project) VRDO	3.820%	5/8/06	(1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	3.840%	5/8/06	(2)	5,460	5,460
1 Hillsborough County FL School Board
COP TOB VRDO	3.840%	5/8/06	(1)	5,120	5,120
1 Hillsborough County FL Water & Sewer
Rev. TOB VRDO	3.850%	5/8/06	(2)	10,095	10,095
1 Jacksonville FL Electric Auth. Water &
Sewer Rev. TOB VRDO	3.840%	5/8/06	(3)	2,090	2,090
Miami FL Parking System Rev. VRDO	3.780%	5/8/06	(2)	10,000	10,000
1 Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.840%	5/8/06	(3)	17,120	17,120
1 Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.840%	5/8/06	(3)	5,000	5,000
1 Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.880%	5/8/06	(1)	5,350	5,350
1 Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.880%	5/8/06	(10)	8,700	8,700
1 Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.880%	5/8/06	(10)	2,475	2,475
1 Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.880%	5/8/06	(11)	1,990	1,990
1 Miami-Dade County FL Parks Program TOB VRDO	3.840%	5/8/06	(1)	5,365	5,365
1 Miami-Dade County FL School Board COP TOB VRDO	3.840%	5/8/06	(2)	11,880	11,880
1 Miami-Dade County FL School Board TOB VRDO	3.840%	5/8/06	(3)	3,100	3,100
Miami-Dade County FL Water & Sewer Rev. VRDO	3.810%	5/8/06	(4)	13,890	13,890
1 Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.890%	5/8/06		4,580	4,580

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.890%	5/8/06	10,715	10,715
1 Orange County FL Sales Tax Rev. TOB VRDO	3.840%	5/8/06 (3)	3,930	3,930
1 Orange County FL School Board TOB PUT	3.450%	8/10/06 (1)	11,725	11,725
1 Orange County FL School Board TOB VRDO	3.840%	5/8/06 (3)	5,710	5,710
Orlando & Orange County FL
Expressway Auth. VRDO	3.750%	5/8/06 (2)	11,740	11,740
Orlando & Orange County FL
Expressway Auth. VRDO	3.780%	5/8/06 (4)	6,550	6,550
Orlando & Orange County FL
Expressway Auth. VRDO	3.780%	5/8/06 (4)	14,410	14,410
Orlando & Orange County FL
Expressway Auth. VRDO	3.780%	5/8/06 (4)	18,800	18,800
Orlando & Orange County FL
Expressway Auth. VRDO	3.780%	5/8/06 (2)	10,000	10,000
1 Palm Beach County FL
School Board COP TOB VRDO	3.840%	5/8/06 (3)	6,300	6,300
1 Palm Beach County FL
School Board COP TOB VRDO	3.840%	5/8/06 (3)	4,175	4,175
Pinellas County FL School Dist. TAN	4.000%	6/30/06	44,500	44,554
Port St. Lucie FL Rev. VRDO	3.810%	5/8/06 (1)	57,400	57,400
1 Sarasota County FL Util. System Rev. TOB VRDO	3.840%	5/8/06 (3)	7,965	7,965
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	3.820%	5/8/06 (2)	17,600	17,600
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	3.870%	5/8/06 (2)	31,955	31,955
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	3.840%	5/8/06 (3)(Prere.)	2,500	2,500
1 West Palm Beach FL Util. System Rev. TOB VRDO	3.840%	5/8/06 (3)	3,500	3,500
				647,884
Georgia (4.2%)
Atlanta GA Airport General Rev. VRDO	3.780%	5/8/06 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	3.800%	5/8/06 (1)	62,710	62,710
1 Atlanta GA Airport Passenger Charge Rev.
TOB VRDO	3.840%	5/8/06 (4)	13,500	13,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	3.900%	5/8/06 LOC	15,000	15,000
1 Atlanta GA Water & Wastewater Rev. TOB PUT	2.950%	7/20/06 (4)	11,625	11,625
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.850%	5/8/06 (1)	9,995	9,995
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.850%	5/8/06 (3)	18,495	18,495
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.840%	5/8/06 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.840%	5/8/06 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.840%	5/8/06 (4)	32,900	32,900
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.840%	5/8/06 (4)	6,275	6,275

			Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.840%	5/8/06	(4)	13,100	13,100
Atlanta GA Water & Wastewater Rev. VRDO	3.800%	5/8/06	(4)	125,030	125,030
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.800%	5/8/06	(3)	53,265	53,265
Coweta County GA Dev. Auth. Rev.
(Metro Atlanta YMCA Project) VRDO	3.800%	5/8/06	LOC	7,500	7,500
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	3.800%	5/8/06	LOC	20,300	20,300
Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.780%	5/8/06		10,000	10,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.789%	5/8/06	LOC	12,600	12,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.800%	5/8/06	LOC	7,300	7,300
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO	3.760%	5/8/06		43,280	43,280
1 Fulton County GA Fac. Corp. COP
(Fulton County GA Public Purpose Project) TOB VRDO	3.840%	5/8/06	(2)	16,695	16,695
1 Fulton County GA School Dist. TOB VRDO	3.840%	5/8/06		21,000	21,000
1 Fulton County GA Water & Sewer Rev. TOB VRDO	3.840%	5/8/06	(3)	3,300	3,300
1 Georgia GO TOB VRDO	3.840%	5/8/06		10,580	10,580
1 Georgia GO TOB VRDO	3.840%	5/8/06		31,330	31,330
1 Georgia GO TOB VRDO	3.840%	5/8/06		1,100	1,100
1 Georgia GO TOB VRDO	3.840%	5/8/06		6,185	6,185
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.840%	5/8/06	(1)	6,780	6,780
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.840%	5/8/06	(1)	7,830	7,830
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.800%	5/8/06	LOC	13,000	13,000
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.800%	5/8/06	LOC	31,000	31,000
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	3.790%	5/8/06	(2)	45,000	45,000
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	3.800%	5/8/06	LOC	20,865	20,865
1 Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB PUT	3.540%	8/17/06	(4)	3,190	3,190
Richmond County GA Hosp. Auth.
(Univ. of Health Services) VRDO	3.800%	5/8/06	LOC	23,800	23,800
					749,830
Hawaii (0.4%)
1 Hawaii Airport System Rev. TOB VRDO	3.880%	5/8/06	(3)	1,350	1,350
Hawaii GO	5.000%	6/1/06		9,365	9,382
1 Hawaii GO TOB VRDO	3.840%	5/8/06	(4)	8,435	8,435
1 Hawaii GO TOB VRDO	3.840%	5/8/06	(1)	5,305	5,305
1 Hawaii GO TOB VRDO	3.840%	5/8/06	(1)	6,070	6,070

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Hawaii GO TOB VRDO	3.840%	5/8/06 (4)	14,300	14,300
1 Hawaii GO TOB VRDO	3.840%	5/8/06 (1)	6,355	6,355
1 Honolulu HI City & County TOB PUT	3.540%	8/17/06 (3)	6,145	6,145
1 Honolulu HI City & County TOB VRDO	3.840%	5/8/06 (1)	4,595	4,595
1 Honolulu HI City & County TOB VRDO	3.840%	5/8/06 (1)	7,500	7,500
1 Honolulu HI City & County TOB VRDO	3.840%	5/8/06 (1)	3,655	3,655
1 Honolulu HI City & County TOB VRDO	3.840%	5/8/06 (3)	3,410	3,410
				76,502
Idaho (0.7%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	6,900	6,900
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	11,100	11,100
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	12,000	12,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	8,950	8,950
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	6,185	6,185
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	10,375	10,375
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	12,900	12,900
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	12,410	12,410
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	10,375	10,375
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	11,495	11,495
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	9,450	9,450
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	10,500	10,500
				122,640
Illinois (9.8%)
1 Chicago IL Board of Educ. TOB PUT	3.450%	7/27/06 (1)	5,275	5,275
1 Chicago IL Board of Educ. TOB PUT	3.450%	8/10/06 (1)	6,035	6,035
1 Chicago IL Board of Educ. TOB VRDO	3.840%	5/8/06 (2)	12,095	12,095
1 Chicago IL Board of Educ. TOB VRDO	3.840%	5/8/06 (2)	5,865	5,865
Chicago IL Board of Educ. VRDO	3.780%	5/8/06 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.780%	5/8/06 (4)	69,100	69,100

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Board of Educ. VRDO	3.820%	5/8/06	(4)	40,910	40,910
1 Chicago IL GO TOB PUT	2.950%	7/20/06	(4)	17,990	17,990
1 Chicago IL GO TOB PUT	3.450%	7/20/06	(4)	5,280	5,280
1 Chicago IL GO TOB VRDO	3.820%	5/8/06	(4)	4,065	4,065
1 Chicago IL GO TOB VRDO	3.820%	5/8/06	(2)	3,280	3,280
1 Chicago IL GO TOB VRDO	3.850%	5/8/06	(2)	19,995	19,995
1 Chicago IL GO TOB VRDO	3.840%	5/8/06	(3)	7,905	7,905
1 Chicago IL GO TOB VRDO	3.840%	5/8/06	(1)	2,500	2,500
1 Chicago IL GO TOB VRDO	3.840%	5/8/06	(1)	5,490	5,490
1 Chicago IL GO TOB VRDO	3.840%	5/8/06	(4)	4,970	4,970
1 Chicago IL GO TOB VRDO	3.840%	5/8/06	(1)	5,000	5,000
Chicago IL GO VRDO	3.810%	5/8/06	(4)	13,000	13,000
Chicago IL GO VRDO	3.810%	5/8/06	(3)	45,000	45,000
1 Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	3.840%	5/8/06		5,290	5,290
Chicago IL Metro. Water Reclamation Dist.
GO VRDO	3.800%	5/8/06		37,900	37,900
1 Chicago IL Park Dist. TOB VRDO	3.850%	5/8/06	(3)	9,990	9,990
1 Chicago IL Park Dist. TOB VRDO	3.840%	5/8/06	(3)	5,235	5,235
1 Chicago IL Park Dist. TOB VRDO	3.840%	5/8/06	(3)	5,590	5,590
1 Chicago IL Public Building Comm.
(Chicago School Reform Board) TOB VRDO	3.840%	5/8/06	(3)	5,400	5,400
1 Chicago IL Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(4)	3,570	3,570
Chicago IL Sales Tax Rev. VRDO	3.830%	5/8/06	(3)	69,500	69,500
1 Chicago IL Water Rev. TOB VRDO	3.820%	5/8/06	(2)	2,835	2,835
Chicago IL Water Rev. VRDO	3.800%	5/8/06	LOC	52,130	52,130
Chicago IL Water Rev. VRDO	3.770%	5/8/06	(1)	38,000	38,000
1 Cook County IL GO TOB VRDO	3.850%	5/8/06	(3)	11,500	11,500
1 Cook County IL GO TOB VRDO	3.830%	5/8/06	(1)	6,905	6,905
1 Cook County IL GO TOB VRDO	3.840%	5/8/06	(2)	13,315	13,315
1 Cook County IL GO TOB VRDO	3.840%	5/8/06	(3)	5,110	5,110
1 Cook County IL GO TOB VRDO	3.840%	5/8/06	(1)	5,595	5,595
Cook County IL GO VRDO	3.870%	5/8/06		62,300	62,300
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO	3.820%	5/8/06		103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.800%	5/8/06	(3)	19,280	19,280
Illinois Dev. Finance Auth. Rev.
(McCormick Theological) VRDO	3.820%	5/8/06	LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev.
(North Shore Senior Center Project) VRDO	3.820%	5/8/06	LOC	7,000	7,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	3.840%	5/8/06	7,005	7,005
Illinois Educ. Fac. Auth. Rev.
(Adler Planetarium) VRDO	3.810%	5/8/06 LOC	9,700	9,700
Illinois Educ. Fac. Auth. Rev.
(Field Museum of Natural History) VRDO	3.830%	5/8/06 LOC	26,500	26,500
1 Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	3.840%	5/8/06	5,995	5,995
1 Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.840%	5/8/06	4,860	4,860
1 Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.840%	5/8/06	5,840	5,840
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	3.770%	5/8/06	18,500	18,500
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.770%	5/8/06	54,500	54,500
1 Illinois Finance Auth. Student Housing Rev.
TOB VRDO	3.840%	5/8/06	4,060	4,060
Illinois GO	4.500%	5/30/06	30,000	30,031
Illinois GO	4.500%	6/30/06	48,000	48,099
1 Illinois GO TOB PUT	2.820%	6/22/06 (1)	12,480	12,480
1 Illinois GO TOB PUT	3.450%	7/27/06 (1)	8,420	8,420
1 Illinois GO TOB VRDO	3.820%	5/8/06 (1)	5,650	5,650
1 Illinois GO TOB VRDO	3.830%	5/8/06 (2)	5,000	5,000
1 Illinois GO TOB VRDO	3.840%	5/8/06 (3)	22,000	22,000
1 Illinois GO TOB VRDO	3.840%	5/8/06 (1)	5,100	5,100
1 Illinois GO TOB VRDO	3.840%	5/8/06 (4)	3,995	3,995
1 Illinois GO TOB VRDO	3.840%	5/8/06 (4)	4,960	4,960
1 Illinois GO TOB VRDO	3.840%	5/8/06	2,870	2,870
1 Illinois GO TOB VRDO	3.840%	5/8/06 (1)	4,750	4,750
1 Illinois GO TOB VRDO	3.840%	5/8/06 (2)	2,500	2,500
1 Illinois GO TOB VRDO	3.840%	5/8/06	6,675	6,675
1 Illinois GO TOB VRDO	3.840%	5/8/06	8,745	8,745
1 Illinois GO TOB VRDO	3.840%	5/8/06	7,700	7,700
1 Illinois GO TOB VRDO	3.840%	5/8/06 (2)	11,565	11,565
1 Illinois GO TOB VRDO	3.840%	5/8/06 (4)	3,560	3,560
1 Illinois GO TOB VRDO	3.840%	5/8/06 (2)	3,130	3,130
1 Illinois GO TOB VRDO	3.840%	5/8/06 (1)	5,285	5,285
1 Illinois GO TOB VRDO	3.900%	5/8/06 (2)	2,940	2,940
Illinois GO VRDO	3.900%	5/8/06	232,835	232,835
Illinois Health Fac. Auth. Rev. (Gottlieb Health
Resources Inc. Obligated Group) VRDO	3.790%	5/8/06 LOC	25,300	25,300

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.840%	5/8/06	(4)	4,950	4,950
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.840%	5/8/06	(4)	2,895	2,895
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.840%	5/8/06	(1)	5,195	5,195
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.840%	5/8/06	(3)	12,895	12,895
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.840%	5/8/06	(1)	5,255	5,255
1 Illinois Sales Tax Rev. TOB VRDO	3.840%	5/8/06		3,500	3,500
1 Illinois Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(4)	5,285	5,285
1 Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(1)	6,145	6,145
1 Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(1)	4,000	4,000
1 Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06		7,100	7,100
1 Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev. VRDO	3.870%	5/8/06	(1)	47,090	47,090
1 Metro. Pier & Exposition Auth. Illinois
Dedicated Tax Rev. TOB VRDO	3.840%	5/8/06	(1)	10,000	10,000
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.840%	5/8/06	(4)	26,170	26,170
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.840%	5/8/06	(3)	64,400	64,400
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.840%	5/8/06	(3)	18,880	18,880
Schaumburg IL GO VRDO	3.810%	5/8/06		970	970
Univ. of Illinois (Util. Infrastructure Project)
COP VRDO	3.780%	5/8/06		105,280	105,280
1 Will County IL Community School Dist. TOB VRDO	3.840%	5/8/06	(3)	7,055	7,055
					1,764,050
Indiana (2.4%)
Delaware County IN Hosp. Auth. Rev.
(Cardinal Health Systems) VRDO	3.830%	5/8/06	(2)	32,700	32,700
1 Indiana Bond Bank Rev. Revolving
Funding Program TOB VRDO	3.840%	5/8/06		8,300	8,300
Indiana Dev. Finance Auth. Rev.
(Indianapolis Museum of Art) VRDO	3.830%	5/8/06	LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.830%	5/8/06	LOC	29,940	29,940
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	2.720%	6/1/06		14,500	14,500
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	2.740%	7/3/06		20,000	20,000
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	3.350%	1/30/07		18,000	18,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Housing Finance & Community Dev.
Auth. Single Family Mortgage Rev.	3.500%	12/14/06	75,450	75,450
Indiana Housing Finance & Community Dev.
Auth. Single Family Mortgage Rev. PUT	3.850%	5/5/06	15,000	15,000
Indiana Office Building Comm. Fac. Rev.
(Indiana Govt. Center South) VRDO	3.800%	5/8/06	14,700	14,700
Indiana Office Building Comm. Fac. Rev.
(Miami Correctional Fac.) VRDO	3.800%	5/8/06	60,800	60,800
Indiana Office Building Comm. Fac. Rev.
(Pendleton Juvenile Corrections Fac.) VRDO	3.800%	5/8/06	31,800	31,800
1 Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.820%	5/8/06 (3)	4,995	4,995
1 Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.820%	5/8/06 (3)	4,075	4,075
1 Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.840%	5/8/06 (3)	5,130	5,130
1 Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.840%	5/8/06 (3)	7,985	7,985
1 Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.840%	5/8/06 (3)	5,290	5,290
1 Indiana Transp. Finance Auth.
Highway Rev. TOB VRDO	3.840%	5/8/06 (3)	4,310	4,310
Indiana Univ. Rev. Student Residence VRDO	3.840%	5/8/06	19,775	19,775
Indianapolis IN Airport Auth. Rev.	3.400%	5/2/06 LOC	8,000	8,000
1 Indianapolis IN Local Public Improvement
Bond Bank TOB VRDO	3.840%	5/8/06 (1)	9,745	9,745
1 Indianapolis IN Local Public Improvement
Rev. TOB VRDO	3.840%	5/8/06 (1)	4,240	4,240
1 Merrillville IN Multi School Building Corp.
TOB VRDO	3.840%	5/8/06 (3)	5,080	5,080
Noblesville IN Econ. Dev. Rev.
(Greystone Apartments Project) VRDO	3.900%	5/8/06 LOC	6,250	6,250
1 Purdue Univ. Indiana Univ. Rev. TOB PUT	3.450%	7/27/06	6,320	6,320
				431,485
Iowa (0.4%)
Iowa Finance Auth. Single Family Rev. VRDO	3.850%	5/8/06	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev.
Private College Fac. (Grinnell College Project) VRDO	3.790%	5/8/06	25,000	25,000
Iowa TRAN	4.500%	6/30/06	40,000	40,084
				77,084

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas (0.2%)
1 Kansas Dev. Finance Auth. TOB VRDO	3.840%	5/8/06		5,275	5,275
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO	3.830%	5/8/06		34,000	34,000
1 Wyandotte County Kansas City KS
Unified Govt. GO TOB VRDO	3.840%	5/8/06	(2)	6,000	6,000
					45,275
Kentucky (2.0%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO	3.840%	5/8/06	LOC	4,200	4,200
1 Kentucky Housing Corp. Single Family
Mortgage Rev. TOB VRDO	3.890%	5/8/06		117,020	117,020
1Kentucky Asset/Liability Comm.
General Fund Rev. TOB PUT	3.450%	7/13/06	(1)	8,230	8,230
Kentucky Asset/Liability Comm.
General Fund Rev. TRAN	4.000%	6/28/06		110,000	110,195
1 Kentucky Property & Building Comm. Rev.
TOB VRDO	3.840%	5/8/06	(4)	5,340	5,340
1 Kentucky Turnpike Auth. Econ. Dev. Road
Rev. TOB PUT	3.450%	6/1/06	(2)	5,400	5,400
1 Louisville & Jefferson County KY Metro.
Sewer Dist. TOB VRDO	3.840%	5/8/06	(3)	14,000	14,000
1 Louisville & Jefferson County KY TOB VRDO	3.840%	5/8/06	(1)	15,000	15,000
Richmond KY League of Cities Funding
Lease Program Rev. VRDO	3.820%	5/8/06	LOC	10,000	10,000
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.830%	5/8/06	LOC	4,900	4,900
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.830%	5/8/06	LOC	63,510	63,510
					357,795
Louisiana (0.2%)
1 Louisiana GO TOB VRDO	3.840%	5/8/06	(3)	30,000	30,000
1 Louisiana GO TOB VRDO	3.840%	5/8/06	(2)	5,225	5,225
					35,225
Maine (0.7%)
Maine GO	4.000%	6/30/06		22,500	22,521
1 Maine Health & Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.840%	5/8/06	(1)	11,360	11,360
1 Maine Housing Auth General Rev. TOB VRDO	3.850%	5/8/06		5,520	5,520
1 Maine Housing Auth General Rev. TOB VRDO	3.890%	5/8/06		4,805	4,805
1 Maine Housing Auth General Rev. TOB VRDO	3.890%	5/8/06		3,980	3,980

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Maine Housing Auth. General Rev. TOB VRDO	3.890%	5/8/06	10,905	10,905
Maine Housing Auth. Mortgage Rev.	3.370%	11/15/06	76,000	76,000
				135,091
Maryland (1.0%)
1 Maryland Dept. of Housing & Community Dev.
Mortgage Rev. Draw Down TOB VRDO	3.850%	5/8/06	4,905	4,905
Maryland Dept. of Housing & Community Dev. Rev.	3.200%	11/24/06	43,000	43,000
1 Maryland Dept. of Housing & Community Dev.
TOB VRDO	3.850%	5/8/06	17,740	17,740
1 Maryland Dept. of Transp. TOB VRDO	3.840%	5/8/06	4,800	4,800
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.420%	6/13/06	13,016	13,016
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.420%	6/14/06	20,000	20,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	3.810%	5/8/06 (2)	17,800	17,800
Montgomery County MD
Consolidated Public Improvement CP	3.440%	5/23/06	29,200	29,200
Montgomery County MD
Consolidated Public Improvement CP	3.650%	8/10/06	16,000	16,000
Montgomery County MD Housing Opportunities
Comm. (Single Family Mortgage) Rev.	4.500%	12/29/06	9,500	9,565
				176,026
Massachusetts (3.8%)
Bedford MA BAN	4.000%	7/28/06	3,550	3,559
Framingham MA BAN	4.000%	6/30/06	13,264	13,286
Marblehead MA BAN	4.000%	8/18/06	7,711	7,735
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.840%	5/8/06	28,000	28,000
1 Massachusetts GO TOB VRDO	3.840%	5/8/06	5,790	5,790
1 Massachusetts GO TOB VRDO	3.840%	5/8/06 (4)	7,495	7,495
Massachusetts GO VRDO	3.800%	5/8/06	70,850	70,850
Massachusetts GO VRDO	3.780%	5/8/06	27,800	27,800
Massachusetts GO VRDO	3.800%	5/8/06	34,865	34,865
Massachusetts GO VRDO	3.870%	5/8/06	55,200	55,200
Massachusetts GO VRDO	3.870%	5/8/06	135,900	135,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center) VRDO	3.780%	5/8/06 LOC	23,590	23,590
Massachusetts Health & Educ. Fac. Auth. Rev.
(Bentley College) VRDO	3.840%	5/8/06 LOC	25,360	25,360
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Univ.) VRDO	3.870%	5/8/06 (10)	13,910	13,910

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.620%	7/20/06		20,000	20,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.790%	5/8/06		44,700	44,700
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.800%	5/8/06		10,000	10,000
1 Massachusetts Housing Finance Agency
Housing Rev. TOB VRDO	3.900%	5/8/06		2,965	2,965
1 Massachusetts Housing Finance Agency
Housing Rev. TOB VRDO	3.860%	5/8/06		10,525	10,525
Massachusetts Housing Finance Agency
Housing Rev. VRDO	3.780%	5/8/06		45,635	45,635
Massachusetts Ind. Finance Agency Rev.
(Buckingham Browne) VRDO	3.790%	5/8/06	LOC	5,000	5,000
1 Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(1)	9,800	9,800
1 Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(4)	8,800	8,800
1 Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(4)	7,070	7,070
1 Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.840%	5/8/06	(4)	31,135	31,135
1 Massachusetts Water Pollution Abatement
TOB PUT	3.450%	8/10/06		5,280	5,280
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	3.840%	5/8/06	(2)	5,000	5,000
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	3.840%	5/8/06	(2)	7,300	7,300
Massachusetts Water Resources Auth. Rev. VRDO	3.800%	5/8/06	(2)	3,260	3,260
Massachusetts Water Resources Auth. Rev. VRDO	3.800%	5/8/06	(3)	2,190	2,190
Needham MA BAN	3.750%	6/15/06		2,507	2,510
Pembroke MA BAN	4.000%	8/3/06		13,500	13,539
					688,049
Michigan (4.9%)
1 Detroit MI City School Dist. TOB VRDO	3.840%	5/8/06	(4)	26,720	26,720
1 Detroit MI City School Dist. TOB VRDO	3.840%	5/8/06	(3)	12,375	12,375
1 Detroit MI Sewer System Rev. TOB VRDO	3.830%	5/8/06	(4)	14,025	14,025
1 Detroit MI Sewer System Rev. TOB VRDO	3.840%	5/8/06	(1)	20,100	20,100
Detroit MI Sewer System Rev. VRDO	3.800%	5/1/06	(4)	17,600	17,600
Detroit MI Sewer System Rev. VRDO	3.800%	5/8/06	(3)	35,240	35,240
1 Detroit MI Water Supply System TOB VRDO	3.830%	5/8/06	(1)	15,135	15,135
Detroit MI Water Supply System VRDO	3.830%	5/8/06	(3)	86,150	86,150
Detroit MI Water Supply System VRDO	3.870%	5/8/06	(3)	80,000	80,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Huron Valley MI School Dist. TOB VRDO	3.840%	5/8/06	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev.
(W.A. Foote Memorial Hosp.) VRDO	3.820%	5/8/06 LOC	10,000	10,000
1 Michigan Building Auth. Rev. TOB VRDO	3.820%	5/8/06 (1)	12,190	12,190
1 Michigan Building Auth. Rev. TOB VRDO	3.830%	5/8/06	5,105	5,105
1 Michigan Building Auth. Rev. TOB VRDO	3.840%	5/8/06 (1)	4,265	4,265
1 Michigan Building Auth. Rev. TOB VRDO	3.840%	5/8/06 (4)	9,635	9,635
Michigan Building Auth. Rev. VRDO	3.780%	5/8/06	100,175	100,175
1 Michigan Environmental Program GO TOB VRDO	3.900%	5/8/06	39,975	39,975
1 Michigan Environmental Program GO TOB VRDO	3.830%	5/8/06	4,395	4,395
Michigan Hosp. Finance Auth. Rev.
(Holland Community Hosp.) VRDO	3.810%	5/8/06 LOC	7,000	7,000
Michigan Housing Dev. Auth. Rev. VRDO	3.860%	5/1/06 (4)	18,000	18,000
1 Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.830%	5/8/06	7,580	7,580
1 Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.830%	5/8/06	8,395	8,395
Michigan Muni. Bond Auth. Rev. Notes	4.000%	8/18/06	19,200	19,264
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	3.840%	5/8/06	10,860	10,860
Michigan State Univ. Board of Trustees VRDO	3.840%	5/8/06	10,405	10,405
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Comm.) VRDO	3.850%	5/8/06	6,500	6,500
Univ. of Michigan Hosp. Rev.
(Medical Service Plan) VRDO	3.780%	5/8/06	39,160	39,160
Univ. of Michigan Hosp. Rev. VRDO	3.780%	5/1/06	22,720	22,720
Univ. of Michigan Hosp. Rev. VRDO	3.780%	5/1/06	8,300	8,300
Univ. of Michigan Hosp. Rev. VRDO	3.780%	5/8/06	86,005	86,005
Univ. of Michigan Hosp. Rev. VRDO	3.760%	5/8/06	42,660	42,660
Univ. of Michigan Univ. Rev. VRDO	3.760%	5/8/06	67,855	67,855
1 Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.870%	5/8/06 (1)	2,860	2,860
1 Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.870%	5/8/06 (1)	13,685	13,685
1 Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.870%	5/8/06 (1)	2,745	2,745
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.880%	5/8/06 (1)	6,795	6,795
				884,874
Minnesota (1.3%)
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	3.810%	5/8/06 LOC	20,000	20,000
1 Minneapolis MN TOB VRDO	3.840%	5/8/06	3,980	3,980

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Minnesota GO TOB VRDO	3.840%	5/8/06		3,645	3,645
1 Minnesota GO TOB VRDO	3.840%	5/8/06		3,855	3,855
Minnesota Housing Finance Agency
Residential Housing Finance Rev.	3.300%	12/4/06		30,000	30,000
Minnesota Housing Finance Agency
Residential Housing Finance VRDO	3.850%	5/8/06		4,800	4,800
Minnesota School Dist. Tax & Aid
Borrowing Program COP	4.000%	9/12/06		38,000	38,143
Regents of the Univ. of Minnesota GO VRDO	3.900%	5/8/06		121,650	121,650
					226,073
Mississippi (0.5%)
1 Mississippi Dev. Bank GO TOB PUT	3.450%	7/20/06	(3)	6,515	6,515
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.800%	5/8/06		17,433	17,433
1 Mississippi GO TOB VRDO	3.850%	5/8/06	(4)	9,200	9,200
1 Mississippi GO TOB VRDO	3.850%	5/8/06		12,515	12,515
1 Mississippi GO TOB VRDO	3.840%	5/8/06	(3)	4,000	4,000
Mississippi GO VRDO	3.780%	5/8/06		26,330	26,330
1 Mississippi Home Corp.
Single Family Rev. TOB VRDO	3.840%	5/8/06	(3)	2,260	2,260
1 Mississippi Home Corp.
Single Family Rev. TOB VRDO	3.880%	5/8/06		9,755	9,755
					88,008
Missouri (0.7%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) VRDO	3.800%	5/8/06	(4)	18,500	18,500
1 Kansas City MO GO TOB VRDO	3.840%	5/8/06		7,315	7,315
1 Missouri Board Public Building
Special Obligation Rev. TOB VRDO	3.820%	5/8/06		9,235	9,235
1 Missouri Environmental Improvement &
Energy Resource Auth. Water PCR
(Clean Water SRF Program) TOB VRDO	3.830%	5/8/06		7,480	7,480
1 Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(BJC Health System) TOB VRDO	3.840%	5/8/06		3,195	3,195
1 Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) TOB VRDO	3.840%	5/8/06		9,900	9,900
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) VRDO	3.810%	5/1/06		6,395	6,395
Missouri Higher Educ. Student Loan Auth. VRDO	3.850%	5/8/06	(1)	30,200	30,200
Missouri Highways & Transp.
Comm. Road Rev. VRDO	3.800%	5/8/06	LOC	7,500	7,500
1 Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	3.950%	5/8/06		10,945	10,945

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	3.960%	5/8/06	3,960	3,960
1 Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	3.880%	5/8/06	3,895	3,895
				118,520
Nebraska (1.4%)
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	3.780%	5/8/06	37,791	37,791
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	3.800%	5/8/06	65,000	65,000
1 Douglas County NE School Dist. GO TOB VRDO	3.840%	5/8/06	7,340	7,340
Lincoln NE Lincoln Electric System CP	3.190%	5/10/06	26,250	26,250
1 Nebraska Higher Educ. Loan Program VRDO	3.950%	5/8/06 (1)	24,700	24,700
1 Nebraska Higher Educ. Loan Program VRDO	3.950%	5/8/06 (1)	27,675	27,675
1 Nebraska Higher Educ. Loan Program VRDO	3.950%	5/8/06 (1)	24,280	24,280
1 Nebraska Higher Educ. Loan Program VRDO	3.950%	5/8/06 (1)	20,575	20,575

1 Nebraska Public Power Dist. Rev. TOB VRDO	3.840%	5/8/06 (2)	3,200	3,200
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.840%	5/8/06 (2)	5,330	5,330
1 Omaha NE Public Power Dist. Electric Rev. TOB PUT	3.450%	7/13/06	8,060	8,060
1 Omaha NE TOB VRDO	3.840%	5/8/06	8,000	8,000
				258,201
Nevada (0.7%)
Clark County NV Airport Improvement Rev. VRDO	3.800%	5/8/06 (3)	20,000	20,000
Clark County NV Airport Improvement Rev. VRDO	3.830%	5/8/06 (3)	13,000	13,000
1 Clark County NV Airport System Rev. TOB VRDO	3.850%	5/8/06 (3)	10,095	10,095
Clark County NV Highway Rev.
(Motor Vehicle Fuel Tax) CP	3.620%	8/1/06 LOC	23,500	23,500
1 Clark County NV School Dist. GO TOB PUT	3.600%	3/8/07 (4)	5,000	5,000
1 Clark County NV School Dist. GO TOB VRDO	3.840%	5/8/06 (4)	5,645	5,645
1 Clark County NV School Dist. GO TOB VRDO	3.840%	5/8/06 (4)	17,455	17,455
1 Clark County NV School Dist. GO TOB VRDO	3.840%	5/8/06 (1)	5,915	5,915
1 Clark County NV School Dist. GO TOB VRDO	3.840%	5/8/06 (3)	10,320	10,320
1 Nevada GO TOB VRDO	3.840%	5/8/06	5,125	5,125
1 Nevada GO TOB VRDO	3.840%	5/8/06 (4)	2,605	2,605
				118,660
New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(St. Paul’s School) VRDO	3.870%	5/8/06	34,080	34,080

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey (2.6%)
Burlington County NJ BAN	4.500%	3/1/07		15,000	15,128
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	3.670%	8/10/06	LOC	30,000	30,000
1 New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. TOB PUT	3.850%	5/8/06	(7)	20,800	20,800
New Jersey TRAN	4.000%	6/23/06		106,880	107,050
New Jersey TRAN	4.500%	6/23/06		195,000	195,373
1 New Jersey Transp. Corp. COP TOB PUT	3.600%	8/24/06	(3)	14,315	14,315
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.830%	5/8/06	(1)	33,000	33,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.830%	5/8/06	(1)	10,665	10,665
1 New Jersey Turnpike Auth. Rev. TOB PUT	3.450%	7/13/06	(4)	8,330	8,330
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.830%	5/8/06	(4)	6,890	6,890
Union County NJ BAN	4.500%	3/1/07		30,000	30,254
					471,805
New Mexico (0.9%)
1 New Mexico Finance Auth. Rev. TOB VRDO	3.840%	5/8/06	(2)	8,020	8,020
1 New Mexico Finance Auth. Rev. TOB VRDO	3.840%	5/8/06	(1)	8,870	8,870
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.840%	5/8/06	(1)	5,205	5,205
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.840%	5/8/06	(1)	17,765	17,765
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.840%	5/8/06	(2)	5,235	5,235
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.840%	5/8/06	(1)	15,500	15,500
New Mexico TRAN	4.500%	6/30/06		22,500	22,546
Univ. of New Mexico Univ. Rev. VRDO	3.830%	5/8/06		36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.830%	5/8/06		12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.840%	5/8/06		21,500	21,500
					153,581
New York (2.6%)
1 Metro. New York Transp. Auth. Rev.
(Dedicated Tax Eagle) TOB VRDO	3.830%	5/8/06	(1)	6,015	6,015
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.830%	5/8/06	(2)	14,700	14,700
Metro. New York Transp. Auth. Rev. VRDO	3.820%	5/8/06	LOC	10,000	10,000
1 New York City NY GO TOB VRDO	3.830%	5/8/06	(4)	7,275	7,275
1 New York City NY GO TOB VRDO	3.860%	5/8/06		17,460	17,460
New York City NY GO VRDO	3.790%	5/8/06	LOC	14,110	14,110
1 New York City NY Muni. Water Finance Auth. Rev.
(Eagle) TOB VRDO	3.830%	5/8/06	(1)	14,850	14,850
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.770%	5/1/06	(3)	29,200	29,200

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY
Transitional Finance Auth. Rev. TOB VRDO	3.830%	5/8/06	12,175	12,175
New York City NY
Transitional Finance Auth. Rev. VRDO	3.760%	5/1/06	20,075	20,075
New York City NY
Transitional Finance Auth. Rev. VRDO	3.750%	5/8/06	18,000	18,000
New York City NY
Transitional Finance Auth. Rev. VRDO	3.770%	5/8/06	57,455	57,455
New York City NY
Transitional Finance Auth. Rev. VRDO	3.770%	5/8/06	30,175	30,175
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.830%	5/8/06 (4)	9,155	9,155
1 New York State Dormitory Auth. Rev.
(Dept. of Health) TOB VRDO	3.830%	5/8/06 (3)	4,050	4,050
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.790%	5/8/06 (4)	8,550	8,550
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.830%	5/8/06 (2)	10,000	10,000
1 New York State Urban Development Corp.
(Eagle) TOB VRDO	3.830%	5/8/06	12,155	12,155
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.850%	5/8/06	10,000	10,000
1 Triborough Bridge & Tunnel Auth.
New York Rev. TOB VRDO	3.830%	5/8/06 (1)	9,000	9,000
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.750%	5/8/06	18,000	18,000
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.770%	5/8/06 (4)	5,800	5,800
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.780%	5/8/06	61,615	61,615
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.780%	5/8/06	29,500	29,500
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.800%	5/8/06	33,200	33,200
				462,515
North Carolina (3.9%)
1 Charlotte NC COP TOB VRDO	3.840%	5/8/06	5,320	5,320
Charlotte NC Water & Sewer System Rev. CP	3.280%	7/26/06	9,200	9,200
Charlotte NC Water & Sewer System Rev. CP	3.300%	8/1/06	9,000	9,000
Charlotte NC Water & Sewer System Rev. CP	3.680%	8/1/06	17,100	17,100
Charlotte NC Water & Sewer System Rev. VRDO	3.800%	5/8/06	58,200	58,200
Mecklenburg County NC GO VRDO	3.800%	5/8/06	8,200	8,200
Mecklenburg County NC GO VRDO	3.800%	5/8/06	8,200	8,200

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mecklenburg County NC GO VRDO	3.800%	5/8/06		8,200	8,200
Mecklenburg County NC GO VRDO	3.800%	5/8/06		9,000	9,000
Mecklenburg County NC GO VRDO	3.800%	5/8/06		7,000	7,000
Mecklenburg County NC GO VRDO	3.800%	5/8/06		7,000	7,000
Mecklenburg County NC GO VRDO	3.800%	5/8/06		10,000	10,000
Mecklenburg County NC GO VRDO	3.800%	5/8/06		13,500	13,500
Mecklenburg County NC GO VRDO	3.800%	5/8/06		6,600	6,600
Mecklenburg County NC GO VRDO	3.770%	5/8/06		13,615	13,615
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	3.800%	5/8/06	LOC	11,850	11,850
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.840%	5/8/06		15,700	15,700
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.840%	5/8/06		12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.840%	5/8/06		8,600	8,600
1 North Carolina Eastern Muni. Power Agency Rev.
TOB VRDO	3.840%	5/8/06	(3)	4,075	4,075
1 North Carolina GO TOB VRDO	3.840%	5/8/06		2,370	2,370
North Carolina Housing Finance Agency PUT	3.200%	11/1/06		32,500	32,500
1 North Carolina Housing Finance Agency TOB VRDO	3.960%	5/8/06		3,700	3,700
1 North Carolina Infrastructure Financial Corp.
COP TOB VRDO	3.840%	5/8/06		2,635	2,635
North Carolina Medical Care Comm.
Health Care Fac. (Duke Univ. Health System) VRDO	3.780%	5/8/06		53,925	53,925
North Carolina Medical Care Comm.
Health Care Fac. (Univ. Eastern Carolina) VRDO	3.780%	5/8/06	(2)	43,500	43,500
North Carolina Medical Care Comm.	Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	3.800%	5/8/06		47,700	47,700
North Carolina State Educ. Assistance Rev.
Student Loan VRDO	3.850%	5/8/06	(2)	54,855	54,855
Raleigh NC Downtown Improvement Project
COP VRDO	3.790%	5/8/06		15,000	15,000
Raleigh NC Downtown Improvement Project
COP VRDO	3.790%	5/8/06		83,225	83,225
Union County NC GO VRDO	3.770%	5/8/06		27,875	27,875
Union County NC GO VRDO	3.770%	5/8/06		4,600	4,600
Union County NC GO VRDO	3.780%	5/8/06		11,506	11,506
Univ. of North Carolina Chapel Hill Foundation VRDO	3.850%	5/8/06	LOC	5,250	5,250
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.840%	5/8/06		14,850	14,850
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.840%	5/8/06		30,000	30,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Winston-Salem NC Water &
Sewer System Rev. VRDO	3.800%	5/8/06	5,000	5,000
Winston-Salem NC Water &
Sewer System Rev. VRDO	3.800%	5/8/06	19,600	19,600
				700,451
Ohio (2.9%)
Cleveland OH Airport System Rev. VRDO	3.840%	5/8/06 (4)	30,200	30,200
Cleveland OH Water Works Rev. VRDO	3.780%	5/8/06 (4)	19,200	19,200
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.860%	5/1/06	6,100	6,100
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.860%	5/1/06	12,500	12,500
Delaware City OH BAN	4.000%	7/27/06	10,440	10,456
1 Hamilton County OH Sewer System Rev. TOB PUT	3.540%	8/17/06 (1)	7,985	7,985
Independence OH BAN	4.250%	5/9/06	4,400	4,401
Kent State Univ. Ohio VRDO	3.840%	5/8/06 (1)	46,200	46,200
1 Ohio Building Auth.
(Adult Correctional Building Fund) TOB VRDO	3.840%	5/8/06	7,920	7,920
1 Ohio Building Auth. Rev.
(Administration Building Fund) TOB VRDO	3.840%	5/8/06 (4)	4,175	4,175
1 Ohio Common Schools GO TOB VRDO	3.830%	5/8/06	5,565	5,565
Ohio Common Schools GO VRDO	3.800%	5/8/06	9,700	9,700
1 Ohio GO TOB VRDO	3.840%	5/8/06	4,115	4,115
1 Ohio GO TOB VRDO	3.840%	5/8/06	5,810	5,810
Ohio GO VRDO	3.800%	5/8/06	29,200	29,200
Ohio GO VRDO	3.800%	5/8/06	69,100	69,100
Ohio GO VRDO	3.800%	5/8/06	46,815	46,815
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.780%	5/8/06	7,710	7,710
Ohio Higher Educ. Fac. Comm. Rev.
(Marietta College) VRDO	3.820%	5/8/06 LOC	8,300	8,300
1 Ohio Higher Educ. GO TOB PUT	3.450%	7/13/06	7,510	7,510
1 Ohio Higher Educ. GO TOB VRDO	3.840%	5/8/06	10,000	10,000
1 Ohio Housing Finance Agency Mortgage
Rev. TOB VRDO	3.870%	5/8/06	5,000	5,000
Ohio Housing Finance Agency Mortgage
Rev. VRDO	3.850%	5/8/06	26,500	26,500
Ohio Housing Finance Agency Mortgage
Rev. VRDO	3.870%	5/8/06	24,500	24,500
Ohio Housing Finance Agency Mortgage
Rev. VRDO	3.920%	5/8/06	6,410	6,410

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.800%	5/1/06		2,400	2,400
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.850%	5/1/06		9,885	9,885
Ohio State Univ. General Receipts Rev. VRDO	3.780%	5/8/06		18,800	18,800
Ohio State Univ. General Receipts Rev. VRDO	3.780%	5/8/06		22,150	22,150
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.790%	5/1/06	LOC	9,190	9,190
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.860%	5/8/06	LOC	7,000	7,000
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.920%	5/8/06		6,430	6,430
Toledo OH City Services Special Assessment VRDO	3.810%	5/8/06	LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	3.800%	5/8/06	(3)	8,200	8,200
Univ. of Cincinnati OH General Receipts VRDO	3.800%	5/8/06	(2)	17,300	17,300
					523,927
Oklahoma (0.5%)
Oklahoma State Capitol Improvement
Auth. Fac. Rev. VRDO	3.800%	5/1/06	(11)	10,000	10,000
Oklahoma State Capitol Improvement
Auth. Fac. Rev. VRDO	3.800%	5/1/06	(11)	30,000	30,000
Oklahoma State Capitol Improvement
Auth. Fac. Rev. VRDO	3.820%	5/1/06	(11)	10,000	10,000
Payne County OK Econ. Dev. Auth.
Student Housing Rev. VRDO	3.720%	5/8/06	(2)	8,000	8,000
Payne County OK Econ. Dev. Auth.
Student Housing Rev. VRDO	3.820%	5/8/06	(2)	24,530	24,530
					82,530
Oregon (0.9%)
1 Oregan State HomeOwner Rev. TOB VRDO	3.850%	5/8/06		19,860	19,860
Oregon GO VRDO	3.750%	5/8/06		20,000	20,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	3.860%	5/8/06		6,000	6,000
1 Oregon State HomeOwner Rev. TOB VRDO	3.890%	5/8/06		52,765	52,765
Oregon State Housing & Community
Services Dept. Mortgage Rev. VRDO	3.840%	5/8/06		5,000	5,000
Oregon State Veteran Welfare Services GO VRDO	3.800%	5/8/06		27,400	27,400
Oregon State Veteran Welfare Services VRDO	3.800%	5/8/06		15,600	15,600
Oregon State Veteran Welfare Services VRDO	3.800%	5/8/06		10,000	10,000
Oregon TAN	4.500%	11/27/06		5,510	5,553
Portland OR Econ. Dev. (Broadway Project) VRDO	3.810%	5/8/06	(2)	6,275	6,275
1 Portland OR Sewer System Rev. TOB VRDO	3.840%	5/8/06	(4)	1,585	1,585
					170,038

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (3.2%)
Berks County PA IDA (Lutheran Health Care) VRDO	3.800%	5/8/06 (2)	7,800	7,800
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.800%	5/1/06	12,430	12,430
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.800%	5/1/06	6,000	6,000
Montgomery County PA IDA Rev.
(Meadowood Corp.) VRDO	3.810%	5/8/06 LOC	20,480	20,480
Owen J. Roberts School Dist. Pennsylvania GO VRDO	3.810%	5/8/06 (4)	12,000	12,000
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.910%	5/8/06 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.910%	5/8/06 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.860%	5/8/06 (4)	32,400	32,400
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.750%	5/1/06	8,075	8,075
1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.870%	5/8/06	5,775	5,775
1 Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev. TOB VRDO	3.840%	5/8/06 (1)	2,590	2,590
Pennsylvania Turnpike Comm.
Registration Fee Rev. VRDO	3.810%	5/8/06 (4)	37,145	37,145
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.840%	5/8/06 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.820%	5/8/06	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	3.820%	5/8/06	17,200	17,200
Pennsylvania Turnpike Comm. Rev. VRDO	3.780%	5/8/06 (4)	5,550	5,550
Pennsylvania Turnpike Comm. Rev. VRDO	3.780%	5/8/06	69,150	69,150
Pennsylvania Turnpike Comm. Rev. VRDO	3.810%	5/8/06	4,520	4,520
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.780%	5/1/06 (1)	3,900	3,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.780%	5/1/06	4,200	4,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.780%	5/1/06	5,550	5,550
Philadelphia PA Water & Waste Water Rev. VRDO	3.790%	5/8/06 (4)	31,200	31,200
Red Lion PA School Dist. VRDO	3.820%	5/8/06 (4)	25,000	25,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.780%	5/8/06 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.780%	5/8/06 (2)	2,500	2,500

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.780%	5/8/06	(2)	15,900	15,900
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.780%	5/8/06	(2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.780%	5/8/06	(2)	400	400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.860%	5/8/06	(2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.860%	5/8/06	(2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.860%	5/8/06	(2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.860%	5/8/06	(2)	9,400	9,400
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project)	3.820%	5/8/06		23,850	23,850
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.840%	5/8/06		49,550	49,550
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.840%	5/8/06		7,600	7,600
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.840%	5/8/06		5,000	5,000
					572,885
Puerto Rico (0.6%)
1 Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/06	LOC	27,000	27,000
Puerto Rico TRAN	4.500%	7/28/06	LOC	75,000	75,227
					102,227
Rhode Island (0.2%)
1 Rhode Island Convention Center Auth. Rev.
TOB VRDO	3.840%	5/8/06	(4)	5,950	5,950
1 Rhode Island Convention Center Auth. Rev.
TOB VRDO	3.840%	5/8/06	(4)	5,415	5,415
1 Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.840%	5/8/06	(1)	2,160	2,160

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.840%	5/8/06 (1)	4,810	4,810
1 Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.870%	5/8/06 (1)	1,740	1,740
1 Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.880%	5/8/06 (1)	2,255	2,255
1 Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.880%	5/8/06 (1)	3,925	3,925
1 Rhode Island Housing & Mortgage Finance
Corp. Rev. TOB VRDO	3.880%	5/8/06 (4)	5,995	5,995
				32,250
South Carolina (0.8%)
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	3.800%	5/8/06	11,000	11,000
1 Horry County SC School Dist. GO TOB VRDO	3.840%	5/8/06 (4)	3,750	3,750
1 Piedmont SC Muni. Power Agency Rev. TOB VRDO	3.820%	5/8/06 (1)	5,515	5,515
1 South Carolina GO TOB VRDO	3.840%	5/8/06	11,940	11,940
South Carolina Public Service Auth. Rev.
(Santee Cooper) CP	3.280%	5/10/06	3,733	3,733
1 South Carolina Public Service Auth. Rev. TOB PUT	3.600%	8/24/06 (1)	5,725	5,725
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.820%	5/8/06 (2)	20,640	20,640
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.840%	5/8/06 (2)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.840%	5/8/06 (1)	23,150	23,150
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.840%	5/8/06 (2)	4,545	4,545
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.840%	5/8/06 (4)	10,000	10,000
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.840%	5/8/06 (2)	7,815	7,815
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.840%	5/8/06 (2)	6,620	6,620
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.840%	5/8/06 (2)	12,350	12,350
				137,783
South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	3.850%	5/8/06 LOC	17,090	17,090
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev.	4.500%	12/15/06	50,000	50,319
1 South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. TOB VRDO	3.960%	5/8/06	4,525	4,525
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. VRDO	3.840%	5/8/06	8,400	8,400
				80,334

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tennessee (2.1%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.810%	5/1/06		6,000	6,000
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.820%	5/1/06	(10)	7,400	7,400
1 Knox County TN Public Improvement TOB VRDO	3.840%	5/8/06		34,275	34,275
1 Memphis TN Electric System Rev. TOB VRDO	3.840%	5/8/06	(1)	2,142	2,142
Metro. Govt. of Nashville & Davidson County
TN GO CP	3.600%	7/6/06		20,000	20,000
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.450%	6/13/06		7,230	7,230
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.750%	5/8/06		10,760	10,760
Metro. Govt. of Nashville & Davidson County TN
Ind. Dev. Board (Country Music Hall of Fame) VRDO	3.820%	5/8/06	LOC	13,100	13,100
Metro. Govt. of Nashville TN Airport Auth.
Improvement Refunding VRDO	3.790%	5/8/06	(3)LOC	33,300	33,300
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.810%	5/1/06		22,400	22,400
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.860%	5/1/06	(2)	48,300	48,300
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.820%	5/8/06	(2)	7,400	7,400
Shelby County TN GO CP	3.250%	5/9/06		13,000	13,000
Shelby County TN GO CP	3.340%	5/16/06		27,500	27,500
Shelby County TN GO VRDO	3.830%	5/8/06		12,400	12,400
Shelby County TN GO VRDO	3.800%	5/8/06		54,590	54,590
Sumner County TN Capital Outlay VRDO	3.790%	5/8/06	LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	3.790%	5/8/06	LOC	30,000	30,000
1 Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	3.870%	5/8/06		5,665	5,665
1 Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	3.960%	5/8/06		2,565	2,565
					384,027
Texas (13.2%)
1 Austin TX Electric Util. System Rev. TOB VRDO	3.840%	5/8/06	(1)	4,775	4,775
1 Austin TX Public Improvement GO TOB PUT	3.450%	7/20/06		6,505	6,505
1 Austin TX Public Improvement GO TOB VRDO	3.840%	5/8/06	(1)	10,755	10,755
1 Austin TX Public Improvement GO TOB VRDO	3.840%	5/8/06	(3)	5,770	5,770
1 Austin TX Water & Wastewater System Rev. TOB PUT	3.450%	7/13/06	(1)	6,990	6,990

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bexar TX Metro. Water Dist. CP	3.430%	6/13/06 LOC	6,000	6,000
Board of Regents of the Univ. of Texas System
Rev. Financing System CP	3.310%	5/18/06	25,000	25,000
Board of Regents of the Univ. of Texas System
Rev. Financing System CP	3.400%	7/11/06	14,874	14,874
Board of Regents of the Univ. of Texas System
Rev. Financing System CP	3.580%	8/1/06	22,000	22,000
1 Board of Regents of the Univ. of Texas System
Rev. Financing System TOB VRDO	3.850%	5/8/06	10,215	10,215
1 Board of Regents of the Univ. of Texas System
Rev. TOB VRDO	3.840%	5/8/06	4,673	4,673
1 Conroe TX Independent School Dist. TOB VRDO	3.840%	5/8/06 (3)	5,550	5,550
1 Corpus Christi TX GO TOB VRDO	3.840%	5/8/06 (4)	13,665	13,665
1 Corpus Christi TX GO TOB VRDO	3.840%	5/8/06 (4)	4,405	4,405
1 Cypress-Fairbanks TX Independent School Dist.
TOB VRDO	3.840%	5/8/06	11,880	11,880
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	4.500%	8/15/06	10,000	10,021
1 Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.820%	5/8/06	3,990	3,990
1 Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.840%	5/8/06	4,840	4,840
1 Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.840%	5/8/06	1,555	1,555
Dallas TX Area Rapid Transit CP	3.300%	5/10/06	14,600	14,600
Dallas TX Area Rapid Transit CP	3.460%	6/14/06	59,600	59,600
1 Dallas TX Area Rapid Transit TOB VRDO	3.840%	5/8/06 (2)	3,965	3,965
1 Dallas TX Area Rapid Transit TOB VRDO	3.840%	5/8/06 (3)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	3.840%	5/8/06 (2)	6,000	6,000
1 Dallas TX GO TOB VRDO	3.840%	5/8/06	5,870	5,870
1 Dallas TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06	3,675	3,675
1 Dallas TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06	6,140	6,140
1 Dallas TX Rapid Transit Tax TOB VRDO	3.850%	5/8/06 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev.
TOB VRDO	3.840%	5/8/06	19,085	19,085
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.870%	5/8/06 (4)	2,185	2,185
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.870%	5/8/06 (10)	5,810	5,810
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.870%	5/8/06 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.870%	5/8/06 (3)	4,472	4,472

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.880%	5/8/06	(1)	3,000	3,000
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.880%	5/8/06	(4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.880%	5/8/06	(4)	1,335	1,335
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.880%	5/8/06	(1)	1,755	1,755
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.880%	5/8/06	(3)	4,280	4,280
Denton TX Independent School Dist. VRDO	3.890%	5/8/06		10,500	10,500
1 El Paso TX GO TOB VRDO	3.840%	5/8/06	(3)	3,145	3,145
El Paso TX Independent School Dist.
School Building GO VRDO	3.800%	5/8/06		36,430	36,430
1 Frisco TX TOB VRDO	3.840%	5/8/06	(1)	7,550	7,550
1 Frisco TX TOB VRDO	3.840%	5/8/06	(4)	4,165	4,165
Garland TX Independent School Dist. PUT	2.750%	6/15/06		24,625	24,625
1 Garland TX Independent School Dist. TOB VRDO	3.840%	5/8/06		5,275	5,275
1 Garland TX Independent School Dist. TOB VRDO	3.840%	5/8/06		5,330	5,330
1 Greater East Texas Higher Educ.
Auth. Student Loan Rev. VRDO	3.850%	5/8/06	LOC	40,000	40,000
1 Greater East Texas Higher Educ.
Auth. Student Loan Rev. VRDO	3.850%	5/8/06	LOC	9,600	9,600
1 Greater East Texas Higher Educ.
Auth. Student Loan Rev. VRDO	3.850%	5/8/06	LOC	10,000	10,000
1 Greater East Texas Higher Educ.
Auth. Student Loan Rev. VRDO	3.920%	5/8/06	LOC	11,000	11,000
1 Harris County TX Flood Control Dist.
TOB VRDO	3.840%	5/8/06		3,100	3,100
1 Harris County TX GO TOB VRDO	3.840%	5/8/06	(3)	4,710	4,710
1 Harris County TX GO TOB VRDO	3.840%	5/8/06		8,190	8,190
1 Harris County TX GO TOB VRDO	3.840%	5/8/06	(3)	5,575	5,575
1 Harris County TX GO TOB VRDO	3.840%	5/8/06	(4)	2,900	2,900
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) PUT	3.600%	7/3/06		50,000	50,000
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO	3.810%	5/1/06	(Prere.)	32,550	32,550
1 Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) TOB VRDO	3.840%	5/8/06		5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) TOB VRDO	3.850%	5/8/06		6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) VRDO	3.810%	5/1/06		55,595	55,595

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO	3.810%	5/1/06 (1)	13,775	13,775
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men’s Christian Assn.
of Greater Houston) VRDO	3.810%	5/1/06 LOC	10,700	10,700
1 Harris County TX Permanent Improvement &
Refunding TOB VRDO	3.840%	5/8/06	5,995	5,995
Harris County TX Toll Road Rev.	5.000%	8/15/06 (3)	5,000	5,018
1 Harris County TX Toll Road Rev. TOB VRDO	3.840%	5/8/06 (4)	6,470	6,470
1 Harris County TX Toll Road Rev. TOB VRDO	3.840%	5/8/06	9,330	9,330
1 Houston TX Airport System Rev. TOB VRDO	3.840%	5/8/06 (4)	3,000	3,000
1 Houston TX GO TOB VRDO	3.840%	5/8/06 (1)	7,875	7,875
1 Houston TX GO TOB VRDO	3.840%	5/8/06 (1)	2,755	2,755
1 Houston TX GO TOB VRDO	3.840%	5/8/06 (1)	4,950	4,950
Houston TX Independent School Dist. GO PUT	2.770%	6/14/06	82,000	82,000
1 Houston TX Independent School Dist. GO TOB PUT	2.950%	7/13/06 (4)	9,995	9,995
1 Houston TX Independent School Dist. GO TOB PUT	3.600%	8/24/06	5,850	5,850
1 Houston TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06 (4)	19,205	19,205
1 Houston TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06	5,355	5,355
1 Houston TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06 (4)	4,500	4,500
1 Houston TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06	8,050	8,050
1 Houston TX Util. System Rev. TOB VRDO	3.820%	5/8/06 (1)	23,150	23,150
1 Houston TX Util. System Rev. TOB VRDO	3.820%	5/8/06 (1)	7,680	7,680
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (4)	5,175	5,175
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (1)	7,295	7,295
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (3)	5,440	5,440
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (1)	6,470	6,470
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (4)	4,080	4,080
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (1)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (1)	5,350	5,350
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (4)	9,990	9,990
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (1)	4,995	4,995
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (3)	5,200	5,200
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (4)	12,600	12,600
1 Houston TX Util. System Rev. TOB VRDO	3.840%	5/8/06 (4)	10,260	10,260
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.850%	5/8/06 (1)	9,995	9,995
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.840%	5/8/06 (4)	25,000	25,000
1 Humble TX Independent School Dist. GO TOB VRDO	3.840%	5/8/06	5,785	5,785
Humble TX Independent School Dist.
School Building VRDO	3.800%	5/8/06	67,650	67,650

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	3.840%	5/8/06	(2)	2,290	2,290
1 Judson TX Independent School Dist. TOB VRDO	3.840%	5/8/06		6,215	6,215
1 Klein TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.840%	5/8/06		5,535	5,535
1 Lamar TX Independent School Dist. TOB VRDO	3.840%	5/8/06		8,195	8,195
1 Laredo TX Independent School Dist. Unlimited Tax
School Building & Refunding TOB VRDO	3.850%	5/8/06		18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	3.840%	5/8/06		4,175	4,175
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	3.840%	5/8/06	(3)	5,385	5,385
1 Mansfield TX Independent School Dist.
(Tarrant and Johnson Counties) TOB VRDO	3.840%	5/8/06		6,375	6,375
1 Mansfield TX Independent School Dist. TOB VRDO	3.820%	5/8/06		9,990	9,990
1 Mansfield TX Independent School Dist. TOB VRDO	3.840%	5/8/06		3,065	3,065
Mesquite TX Independent School Dist.
School Building VRDO	3.800%	5/8/06		13,335	13,335
1 North East TX Independent School Dist. TOB VRDO	3.840%	5/8/06		4,075	4,075
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	(2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	(2)	66,600	66,600
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.850%	5/8/06	(2)	17,500	17,500
1 North Texas Tollway Auth.
(Dallas North Tollway) System Rev. TOB VRDO	3.840%	5/8/06	(4)	2,600	2,600
1 North Texas Tollway Auth.
(Dallas North Tollway) System Rev. TOB VRDO	3.840%	5/8/06	(4)	7,260	7,260
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.820%	5/8/06	(4)	16,400	16,400
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.820%	5/8/06	(4)	9,000	9,000
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.820%	5/8/06	(4)	5,400	5,400
Pasadena TX Independent School Dist. VRDO	3.810%	5/8/06	(4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax
School Building Bonds (Collin County TX) PUT	3.350%	8/15/06		16,120	16,120
Red River TX Auth. PCR
(Southwestern Public Service) VRDO	3.830%	5/8/06	(2)	20,000	20,000
Red River TX Educ. Finance Rev.
(Texas Christian Univ.) VRDO	3.840%	5/8/06		24,400	24,400
Richardson TX Independent School Dist. GO VRDO	3.800%	5/8/06		8,430	8,430
San Antonio TX Electric & Gas Rev. CP	3.310%	5/4/06		7,000	7,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Rev. CP	3.150%	6/13/06	5,000	5,000
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.840%	5/8/06	6,885	6,885
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.840%	5/8/06	13,045	13,045
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.840%	5/8/06	6,275	6,275
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.840%	5/8/06 (1)	10,645	10,645
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.840%	5/8/06	4,660	4,660
San Antonio TX Electric & Gas Rev. VRDO	3.900%	5/8/06	30,000	30,000
1 San Antonio TX Independent School Dist.
GO TOB VRDO	3.840%	5/8/06	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	3.800%	5/8/06 LOC	3,400	3,400
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	3.800%	5/8/06 LOC	13,900	13,900
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.840%	5/8/06	3,925	3,925
1 Texas A & M Univ. System Rev.
Financing Bonds TOB VRDO	3.840%	5/8/06	4,950	4,950
1 Texas A & M Univ. System Rev. TOB PUT	3.600%	8/24/06	7,240	7,240
1 Texas Dept. of Housing & Community Affairs
Residential Mortgage Rev. TOB VRDO	3.880%	5/8/06	10,000	10,000
1 Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. TOB VRDO	3.960%	5/8/06 (4)	5,000	5,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.840%	5/8/06 (4)	5,800	5,800
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.840%	5/8/06 (4)	50,000	50,000
1 Texas GO TOB VRDO	3.840%	5/8/06	5,625	5,625
1 Texas GO TOB VRDO	3.840%	5/8/06	3,360	3,360
1 Texas GO TOB VRDO	3.840%	5/8/06	8,955	8,955
1 Texas GO TOB VRDO	3.840%	5/8/06	4,695	4,695
Texas GO Veterans Housing Assistance
Program Fund II VRDO	3.860%	5/8/06	4,505	4,505
Texas GO Veterans Housing Assistance
Program VRDO	3.920%	5/8/06	19,235	19,235
Texas Public Finance Auth. Rev.
(Unemployment Compensation Obligation) CP	3.450%	6/15/06	5,000	5,000
Texas Public Finance Auth. Rev. CP	3.430%	6/12/06	22,200	22,200
Texas State College Student Loan PUT	2.850%	7/1/06	20,000	20,000
Texas State College Student Loan PUT	2.850%	7/1/06	30,000	30,000
Texas State College Student Loan PUT	2.850%	7/1/06	16,400	16,400
1 Texas State Univ. System TOB VRDO	3.840%	5/8/06 (4)	11,930	11,930
Texas State Veterans Housing VRDO	3.850%	5/8/06	33,030	33,030

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas TRAN	4.500%	8/31/06		203,250	204,227
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.840%	5/8/06		4,160	4,160
1 Texas Turnpike Auth. Central Texas
Turnpike System Rev. TOB VRDO	3.840%	5/8/06	(2)	12,000	12,000
1 Texas Turnpike Auth. Central Texas
Turnpike System Rev. TOB VRDO	3.840%	5/8/06	(2)	9,900	9,900
1 Texas Turnpike Auth. Central Texas
Turnpike System Rev. TOB VRDO	3.840%	5/8/06	(2)	5,995	5,995
Texas Water Dev. Board Rev. VRDO	3.750%	5/1/06		7,300	7,300
1 Trinity River Auth. Texas Tarrant County
Water Rev. TOB VRDO	3.840%	5/8/06	(1)	6,235	6,235
1 Univ. of Houston TX Rev. TOB VRDO	3.840%	5/8/06	(2)	6,005	6,005
Univ. of Houston TX Rev. VRDO	3.800%	5/8/06		18,710	18,710
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.840%	5/8/06		6,500	6,500
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.840%	5/8/06		2,575	2,575
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.840%	5/8/06		3,780	3,780
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.840%	5/8/06		5,530	5,530
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.800%	5/8/06		4,270	4,270
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.840%	5/8/06	(10)	150,125	150,125
					2,377,055
Utah (1.4%)
Central Utah Water Conservancy Dist. VRDO	3.790%	5/8/06	(2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	3.790%	5/8/06	(2)	5,900	5,900
1 Intermountain Power Agency
Utah Power Supply Rev. TOB VRDO	3.840%	5/8/06	(1)	6,655	6,655
1 Intermountain Power Agency Utah TOB VRDO	3.840%	5/8/06	(1)	600	600
1 Utah Housing Corp.
Single Family Mortgage Rev. TOB VRDO	3.870%	5/8/06		3,985	3,985
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		11,645	11,645
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		14,795	14,795
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		14,200	14,200
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		13,135	13,135
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		8,905	8,905
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		14,305	14,305
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06		12,200	12,200

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	6,930	6,930
Utah Housing Corp.
Single Family Mortgage Rev. VRDO	3.920%	5/8/06	12,260	12,260
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO	3.920%	5/8/06	5,605	5,605
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO	3.920%	5/8/06	8,655	8,655
Utah State Board of Regents
Student Loan Rev. VRDO	3.850%	5/8/06 (2)	45,000	45,000
Utah State Board of Regents
Student Loan Rev. VRDO	3.850%	5/8/06 (2)	35,000	35,000
1 Utah Water Finance Agency Rev.
(Loan Financing) TOB VRDO	3.820%	5/8/06 (2)	12,590	12,590
				250,965
Vermont (0.3%)
1 Univ. of Vermont and State Agricultural College Rev.
TOB VRDO	3.840%	5/8/06 (1)	5,630	5,630
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) PUT	2.910%	5/1/06	5,260	5,260
1 Vermont Housing Finance Agency Single Family
TOB VRDO	3.960%	5/8/06 (4)	2,530	2,530
Vermont Student Assistance Corp. Rev. VRDO	3.850%	5/8/06 (2)	40,000	40,000
				53,420
Virginia (1.1%)
Alexandria VA IDA Rev.
(Institute for Defense Analysis) VRDO	3.830%	5/8/06 (2)	13,000	13,000
Capital Region Airport Comm. VA
Passenger Fac. Charge Rev. VRDO	3.800%	5/8/06 LOC	10,000	10,000
Capital Region Airport Comm. VA
Passenger Fac. Charge Rev. VRDO	3.850%	5/8/06 LOC	15,000	15,000
Fairfax County VA IDA Hosp. Rev. Bonds
(Inova Health System Hosp. Project) VRDO	3.770%	5/8/06	32,400	32,400
Fairfax County VA IDA Hosp. Rev. VRDO	3.770%	5/8/06	20,000	20,000
Peninsula Ports Auth. Virginia Health System Rev.
(Riverside Health System Project) VRDO	3.900%	5/8/06	38,100	38,100
1 Richmond Virginia Public Until. Rev. TOB VRDO	3.840%	5/8/06 (4)	5,800	5,800
1 Univ. of Virginia TOB VRDO	3.820%	5/8/06	4,740	4,740
1 Univ. of Virginia TOB VRDO	3.840%	5/8/06	3,300	3,300
1 Univ. of Virginia TOB VRDO	3.840%	5/8/06	12,000	12,000
1 Virginia Beach VA TOB VRDO	3.840%	5/8/06	6,695	6,695
Virginia Housing Dev. Auth. Rev. PUT	3.030%	5/16/06	25,000	24,993

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Virginia Port Auth. Rev. TOB VRDO	3.870%	5/8/06	(4)	3,100	3,100
1 Virginia Public School Auth. Rev. TOB VRDO	3.840%	5/8/06	(4)	10,045	10,045
1 Virginia Public School Auth. Rev. TOB VRDO	3.840%	5/8/06		7,875	7,875
					207,048
Washington (2.7%)
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB PUT	3.450%	7/20/06	(2)	7,425	7,425
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.840%	5/8/06	(2)	7,275	7,275
1 Energy Northwest Washington Electric
Refunding Rev. TOB VRDO	3.840%	5/8/06	(1)	6,380	6,380
1 Energy Northwest Washington Electric
Refunding Rev. TOB VRDO	3.840%	5/8/06	(1)	2,755	2,755
Everett WA Ind. Dev. Corp.
(Kimberly-Clark Corp.) VRDO	3.850%	5/8/06		6,400	6,400
1 King County WA (Highline Public School) TOB PUT	3.450%	7/20/06	(3)	5,335	5,335
1 King County WA (Snoqualmie Valley School Dist.)
TOB VRDO	3.840%	5/8/06	(4)	10,195	10,195
1 King County WA GO TOB VRDO	3.840%	5/8/06	(4)	5,290	5,290
1 King County WA GO TOB VRDO	3.840%	5/8/06	(1)	7,425	7,425
1 King County WA School Dist. TOB VRDO	3.840%	5/8/06	(4)	5,510	5,510
1 Pierce County WA School Dist. TOB VRDO	3.840%	5/8/06	(4)	8,350	8,350
1 Pierce County WA School Dist. TOB VRDO	3.840%	5/8/06	(4)	6,195	6,195
1 Port of Seattle WA Rev. TOB VRDO	3.840%	5/8/06	(1)	8,390	8,390
1 Port of Seattle WA Rev. TOB VRDO	3.840%	5/8/06	(1)	5,285	5,285
1 Port of Seattle WA Rev. TOB VRDO	3.840%	5/8/06	(1)	2,545	2,545
1 Port of Seattle WA Rev. TOB VRDO	3.840%	5/8/06	(1)	6,410	6,410
1 Port of Seattle WA Rev. TOB VRDO	3.840%	5/8/06	(1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	3.880%	5/8/06	(3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	3.880%	5/8/06	(3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	3.880%	5/8/06	(3)	5,745	5,745
1 Port of Seattle WA Rev. TOB VRDO	3.890%	5/8/06	(3)	980	980
1 Port of Tacoma WA Rev. TOB VRDO	3.820%	5/8/06	(2)	4,435	4,435
1 Port of Tacoma WA Rev. TOB VRDO	3.840%	5/8/06	(2)	5,780	5,780
1 Port of Tacoma WA Rev. TOB VRDO	3.870%	5/8/06	(3)	6,290	6,290
Seattle WA GO PUT	3.100%	8/30/06		15,000	15,000
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.840%	5/8/06	(4)	6,340	6,340
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.840%	5/8/06	(4)	6,760	6,760
1 Seattle WA Water System Rev. TOB VRDO	3.830%	5/8/06	(1)	12,945	12,945
1 Seattle WA Water System Rev. TOB VRDO	3.840%	5/8/06	(1)	4,950	4,950

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.840%	5/8/06 (4)	5,370	5,370
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.840%	5/8/06 (4)	6,105	6,105
1 Tacoma WA Electric System Rev. TOB PUT	2.820%	6/22/06 (3)	10,355	10,355
1 Tacoma WA Sewer TOB VRDO	3.850%	5/8/06 (3)	10,625	10,625
1 Washington DC Eclipse Trust TOB VRDO	3.830%	5/8/06 (2)	8,660	8,660
1 Washington GO TOB PUT	3.450%	6/1/06 (2)	26,255	26,255
1 Washington GO TOB VRDO	3.820%	5/8/06 (1)	5,705	5,705
1 Washington GO TOB VRDO	3.820%	5/8/06 (2)	6,995	6,995
1 Washington GO TOB VRDO	3.840%	5/8/06 (1)	15,610	15,610
1 Washington GO TOB VRDO	3.840%	5/8/06 (4)	5,000	5,000
1 Washington GO TOB VRDO	3.840%	5/8/06	7,565	7,565
1 Washington GO TOB VRDO	3.840%	5/8/06 (3)	12,760	12,760
1 Washington GO TOB VRDO	3.840%	5/8/06 (2)	10,675	10,675
1 Washington GO TOB VRDO	3.840%	5/8/06 (4)	2,170	2,170
1 Washington GO TOB VRDO	3.840%	5/8/06 (2)	20,000	20,000
1 Washington GO TOB VRDO	3.840%	5/8/06 (4)	2,415	2,415
1 Washington GO TOB VRDO	3.840%	5/8/06 (2)	19,290	19,290
Washington Health Care Fac. Auth.
(Catholic Health Initiatives) VRDO	3.820%	5/8/06	42,000	42,000
1 Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.960%	5/8/06	4,360	4,360
1 Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.890%	5/8/06	4,390	4,390
1 Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.890%	5/8/06	37,470	37,470
1 Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.890%	5/8/06	5,015	5,015
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	3.920%	5/8/06 (1)	19,060	19,060
				476,955
West Virginia (0.5%)
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	3.860%	5/8/06	16,700	16,700
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	3.860%	5/8/06	40,000	40,000
1 West Virginia Housing Dev. TOB VRDO	3.900%	5/8/06	7,310	7,310
1 West Virginia State Road TOB VRDO	3.840%	5/8/06 (3)	3,530	3,530
1 West Virginia Univ. Rev. TOB VRDO	3.840%	5/8/06 (3)	9,055	9,055
1 West Virginia Univ. Rev. TOB VRDO	3.840%	5/8/06 (3)	4,680	4,680
				81,275

		Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin (3.4%)
Madison WI Metro. School Dist. TRAN	4.000%	9/8/06		18,300	18,370
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO	3.820%	5/8/06	(1)	16,700	16,700
Wisconsin GO CP	3.250%	5/10/06		5,000	5,000
Wisconsin GO CP	3.300%	5/10/06		35,970	35,970
Wisconsin GO CP	3.550%	5/22/06		8,175	8,175
Wisconsin GO CP	3.500%	6/2/06		10,000	10,000
Wisconsin GO CP	3.700%	7/5/06		15,000	15,000
Wisconsin GO CP	3.620%	7/6/06		20,000	20,000
Wisconsin GO CP	3.550%	7/13/06		35,000	35,000
1 Wisconsin GO TOB PUT	3.450%	6/1/06		39,870	39,870
1 Wisconsin GO TOB PUT	2.820%	6/22/06	(1)	8,500	8,500
1 Wisconsin GO TOB VRDO	3.850%	5/8/06	(1)	18,995	18,995
1 Wisconsin GO TOB VRDO	3.850%	5/8/06	(4)	20,855	20,855
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(1)	2,145	2,145
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(3)	7,470	7,470
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(1)	5,355	5,355
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(3)	83,920	83,920
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(1)	6,750	6,750
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(1)	25,930	25,930
1 Wisconsin GO TOB VRDO	3.840%	5/8/06	(4)	17,725	17,725
1 Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. TOB VRDO	3.880%	5/8/06		3,685	3,685
1 Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. TOB VRDO	3.880%	5/8/06		3,135	3,135
1 Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. TOB VRDO	3.890%	5/8/06		2,920	2,920
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.800%	5/8/06		5,625	5,625
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.820%	5/8/06		2,500	2,500
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.820%	5/8/06	(4)	5,790	5,790
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06		4,970	4,970
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06		20,000	20,000
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06		8,000	8,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06	27,085	27,085
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06	16,555	16,555
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06	55	55
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06	15,100	15,100
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06	17,310	17,310
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.860%	5/8/06 (4)	8,170	8,170
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.840%	5/8/06	35,980	35,980
1 Wisconsin Transp. Rev. TOB VRDO	3.850%	5/8/06 (2)	13,715	13,715
1 Wisconsin Transp. Rev. TOB VRDO	3.840%	5/8/06	9,905	9,905
				613,230
Wyoming (0.1%)
1 Wyoming Community Dev. Auth.
Housing Rev. TOB VRDO	3.880%	5/8/06	9,965	9,965
Total Municipal Bonds
(Cost $17,340,278)				17,340,278

			Shares
Temporary Cash Investment (2.3%)
2 Vanguard Municipal Cash Management Fund, 3.668%
(Cost $420,580)			420,580,225	420,580
Total Investments (98.8%)
(Cost $17,760,858)				17,760,858
Other Assets and Liabilities (1.2%)
Other Assets—Note B				332,143
Liabilities				(119,055)
				213,088
Net Assets (100%)
Applicable to 17,974,619,410 outstanding $.001
par value shares of beneficial interest (unlimited authorization)				17,973,946
Net Asset Value Per Share				$1.00

	Tax-Exempt Money Market Fund

At April 30, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	17,974,639	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(693)	—
Unrealized Appreciation	—	—
Net Assets	17,973,946	$1.00

•	See Note A in Notes to Financial Statements.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $5,125,322,000, representing 28.5% of net assets.

[2]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (91.5%)
Alabama (0.7%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/08 LOC	30,000	30,511

Alaska (0.3%)
Alaska Student Loan Corp. Student Loan Rev.	5.000%	1/1/07 (4)	3,000	3,027
1 Anchorage AK GO TOB PUT	3.430%	6/15/06 (1)	7,955	7,908
				10,935
Arizona (4.0%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.790%	5/8/06 (1)	69,500	69,500
Arizona School Dist. Financing Program COP TAN	4.000%	7/28/06	10,000	10,006
Arizona School Fac. Board Rev. COP	5.000%	9/1/06 (4)	2,500	2,511
Arizona Transp. Board Highway Rev.	5.000%	7/1/07	3,950	4,010
Arizona Transp. Board Highway Rev.	5.000%	7/1/09	4,000	4,154
1 Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.860%	5/8/06 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/08 (2)	5,500	5,651
1 Phoenix AZ Civic Improvement Corp. Transit Rev.
TOB VRDO	3.870%	5/8/06 (3)	19,200	19,200
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.750%	7/1/06 (Prere.)	5,000	5,018
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.150%	1/1/07	7,630	7,706
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.280%	5/8/06	8,600	8,599
Tucson AZ USD	7.500%	7/1/07 (3)	8,000	8,341
				169,696
California (8.3%)
CSUCI Financing Auth. Rev.
California Rental Housing & Town Center PUT	2.500%	8/1/07 LOC	10,000	9,790
CSUCI Financing Auth. Rev.
California Rental Housing & Town Center PUT	3.150%	8/1/08 LOC	8,000	7,858
California GO	5.000%	6/1/08	16,820	17,249
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/08	1,065	1,093
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/07 (1)	18,000	18,300
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/07	9,000	9,158
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/08 (1)	33,000	33,907

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Econ. Recovery Bonds	5.000%	7/1/07	34,000	34,514
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	18,935	19,207
California Statewide Community Dev. Auth. RAN
(Vehicle License Fee Program)	4.000%	11/15/06 (4)	10,000	10,018
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/07	8,000	8,030
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	11,000	10,652
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10	5,000	4,937
Contra Costa CA TRAN	4.500%	12/7/06	20,000	20,080
1 Golden State Tobacco Securitization Corp.
California TOB VRDO	3.860%	5/8/06 (2)	7,170	7,170
1 Golden State Tobacco Securitization Corp.
Rev. TOB VRDO	3.920%	5/8/06 (4)	18,980	18,980
Kings River Conservation Dist. California COP	4.000%	5/1/08	2,020	2,026
Los Angeles CA Community College Dist. GO	5.000%	8/1/06 (4)	10,000	10,039
Los Angeles CA USD COP	5.000%	8/1/06 (2)(ETM)	4,000	4,014
Los Angeles CA USD COP PUT	4.000%	10/2/06 (4)	8,000	8,012
Los Angeles County CA Public Works
Financing Auth. Rev.	4.000%	12/1/06 LOC	38,000	38,067
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/08 (1)	6,225	6,442
Northern California Power Agency
(Geothermal Project)	5.000%	7/1/09 (ETM)	15,000	15,477
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.000%	10/2/06 (2)	15,000	15,023
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.000%	10/2/06 (2)	13,000	13,074
Santa Clara Valley CA Water Dist.
Refunding & Improvement COP	5.000%	2/1/07 (3)	4,165	4,210
				347,327
Colorado (2.2%)
Colorado General Fund TRAN	3.750%	6/27/06	50,000	49,994
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Rev.	3.430%	1/3/07	15,000	14,969
1 E-470 Public Highway Auth. Colorado Rev.
TOB VRDO	3.870%	5/8/06 (1)	15,000	15,000
1 E-470 Public Highway Auth. Colorado Rev.
TOB VRDO	3.870%	5/8/06 (1)	2,906	2,906
1 Jefferson County CO School Dist. GO TOB VRDO	3.840%	5/8/06 (4)	4,720	4,720
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	6,000	5,884
				93,473

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut (1.8%)
Connecticut GO	5.000%	4/15/07	12,110	12,266
Connecticut GO	5.000%	4/15/07	17,985	18,216
Connecticut GO	5.250%	8/1/07 (Prere.)	6,380	6,590
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	4.000%	9/1/06 (4)	19,875	19,901
New Britain CT BAN	5.000%	4/5/07	15,085	15,269
North Haven CT BAN	5.000%	1/23/07	5,000	5,046
				77,288
Delaware (0.4%)
Delaware GO	5.000%	7/1/06	6,690	6,706
Delaware Transp. Auth. Transp. System Rev.	4.625%	7/1/07 (4)	8,525	8,619
				15,325
District of Columbia (0.7%)
District of Columbia GO	5.500%	6/1/07 (4)	4,715	4,805
District of Columbia GO	5.000%	6/1/09 (2)	4,630	4,796
District of Columbia GO	5.000%	1/1/10 (3)	4,000	4,157
District of Columbia GO ARS	3.750%	10/5/06 (1)	8,850	8,850
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/07 (1)	2,250	2,285
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/08 (1)	4,180	4,296
				29,189
Florida (2.8%)
Florida Board of Educ. Capital Outlay	5.000%	6/1/06	6,765	6,773
Florida Board of Educ. Capital Outlay	5.500%	6/1/06	5,575	5,584
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	4,000	4,107
Florida Board of Educ. Public Educ.	5.250%	6/1/06	4,740	4,747
Florida Board of Educ. Public Educ.	5.000%	6/1/09	3,945	4,095
Florida Correctional Privatization Comm. COP	5.000%	8/1/06 (2)	2,380	2,388
Florida Dept. of Transp.	5.000%	7/1/06	4,970	4,982
Florida Dept. of Transp.	5.000%	7/1/06	2,325	2,330
Florida Dept. of Transp.	5.000%	7/1/07	5,270	5,350
Florida Turnpike Auth. Rev.	5.250%	7/1/07 (4)	10,855	11,051
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/09	13,000	13,396
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/07	4,500	4,575
Miami-Dade County FL
Aviation–Miami International Airport	5.000%	10/1/06 (1)	10,000	10,054
Miami-Dade County FL
Aviation–Miami International Airport	5.250%	10/1/07 (3)	2,500	2,550
1 Miami-Dade County FL School Board TOB PUT	3.430%	6/15/06 (3)	9,200	9,146

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Miami-Dade County FL School Board TOB PUT	3.540%	8/17/06 (3)	12,515	12,343
1 Miami-Dade County FL Special Obligation TOB VRDO	3.870%	5/8/06 (1)	3,595	3,595
Tampa FL Util. Rev.	6.000%	10/1/06 (2)	2,385	2,408
Univ. Athletic Assn. Inc.
Florida Capital Improvement Rev. PUT	3.300%	10/1/08 LOC	2,500	2,458
Univ. Athletic Assn. Inc.
Florida Capital Improvement Rev. PUT	3.400%	10/1/09 LOC	4,600	4,512
				116,444
Georgia (1.2%)
Atlanta GA Airport Fac. Rev.	6.000%	1/1/07 (2)	5,780	5,868
Coffee County GA School Dist. GO	6.000%	8/1/07	1,425	1,465
Coffee County GA School Dist. GO	6.000%	8/1/08	1,890	1,983
Coffee County GA School Dist. GO	6.000%	8/1/09	3,060	3,271
Gwinnett County GA School Dist. TAN	4.500%	12/29/06	10,000	10,053
Henry County GA GO	5.000%	7/1/07	2,450	2,488
Henry County GA School Dist. GO	5.000%	4/1/07	11,415	11,552
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/06 (1)	10,000	10,045
Richmond County GA Board of Educ. GO	5.000%	11/1/07	4,500	4,589
				51,314
Guam (0.1%)
Guam International Airport Auth. Rev.	5.000%	10/1/06 (1)	2,710	2,724
Guam International Airport Auth. Rev.	5.000%	10/1/07 (1)	2,850	2,897
				5,621
Hawaii (1.7%)
Hawaii GO	6.400%	3/1/07	5,555	5,677
Hawaii GO	5.000%	4/1/07 (1)	17,330	17,539
Hawaii GO	5.250%	2/1/08 (4)	10,000	10,264
Hawaii GO	5.000%	4/1/08 (1)	10,000	10,241
Honolulu HI City & County GO	5.000%	7/1/08 (1)	12,740	13,085
Honolulu HI City & County GO	5.000%	7/1/10 (1)	3,980	4,172
Honolulu HI City & County GO	5.000%	7/1/10 (3)	4,065	4,261
Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,515	4,733
				69,972
Illinois (4.3%)
1 Chicago IL Board of Educ. TOB PUT	3.430%	6/15/06 (2)	7,425	7,422
1 Chicago IL Board of Educ. TOB VRDO	3.870%	5/8/06 (3)	3,300	3,300
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08	2,500	2,558
Chicago IL Park Dist. GO	5.000%	1/1/10 (3)	8,145	8,483
Chicago IL School Finance Auth. GO	5.000%	6/1/06 (4)	9,000	9,011

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL School Finance Auth. GO	5.500%	6/1/07 (4)	10,020	10,212
Chicago IL Transit Auth. Rev.	5.000%	6/1/07 (2)	3,000	3,041
Chicago IL Transit Auth. Rev.	5.250%	6/1/08 (2)	4,540	4,678
Chicago IL Transit Auth. Rev.	5.250%	6/1/09 (2)	1,000	1,043
Illinois Finance Auth. Rev.
(Resurrection Health Care) PUT	3.050%	7/1/06	5,310	5,300
Illinois GO	4.500%	5/30/06	16,955	16,966
Illinois GO	4.500%	6/30/06	25,000	25,031
Illinois GO	5.000%	8/1/06	8,160	8,188
Illinois GO	5.250%	4/1/07 (4)	9,325	9,458
Illinois GO	5.000%	3/1/09	24,695	25,519
Illinois Housing Dev. Auth.
Homeowner Mortgage PUT	2.790%	9/7/06	2,500	2,490
Illinois Sales Tax Rev.	5.000%	6/15/08	3,000	3,079
Illinois State Unemployment
Insurance Fund Building Receipts Rev.	5.000%	12/15/06 (4)	4,750	4,790
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	7,280	6,725
1 Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.870%	5/8/06 (1)	3,950	3,950
1 Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.870%	5/8/06 (1)	6,240	6,240
1 Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.870%	5/8/06 (1)	2,600	2,600
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/06 (2)	2,350	2,359
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/07 (2)	4,575	4,647
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08 (2)	2,395	2,460
				179,550
Indiana (0.4%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/07	5,000	5,085
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO	4.150%	5/8/06	10,000	10,000
				15,085
Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. GO	3.250%	11/1/06	8,195	8,165

Kentucky (1.4%)
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	3.900%	5/8/06	32,635	32,635
Kentucky Property & Building Comm. Rev.	5.500%	8/1/06 (4)	10,520	10,570

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/07 (4)	4,315	4,405
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/08 (2)	7,000	7,401
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.250%	7/1/07 (4)	4,355	4,428
				59,439
Louisiana (0.7%)
Louisiana GO	6.000%	10/15/06 (2)	15,585	15,749
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/08	5,000	4,959
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	10,000	10,348
				31,056
Maryland (3.0%)
Anne Arundel County MD GO	5.000%	3/1/08	7,375	7,549
Maryland Dept. of Housing & Community Dev. Rev.	3.120%	11/24/06	23,500	23,419
Maryland GO	5.250%	3/1/07	31,005	31,425
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) ARS	3.450%	10/4/06 (1)	14,100	14,100
Maryland Water Quality Financing
Administration Revolving Loan Rev.	5.000%	9/1/08	5,000	5,151
Montgomery County MD
Consolidated Public Improvement CP	3.280%	5/23/06	10,000	9,997
Montgomery County MD
Housing Opportunities Comm.
(Single Family Mortgage) Rev.	4.500%	12/29/06	9,000	9,035
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	4.000%	6/1/06	23,550	23,559
				124,235
Massachusetts (3.7%)
Danvers MA BAN	3.750%	7/14/06	16,000	16,000
Massachusetts Bay Transp. Auth. Rev.	6.000%	7/1/06	5,000	5,020
Massachusetts GAN	7.000%	12/15/07 (1)	24,810	26,064
Massachusetts GO	5.500%	2/1/07 (1)	7,150	7,247
1 Massachusetts GO TOB VRDO	3.830%	5/8/06 (2)	3,950	3,950
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/08	5,000	5,141
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/09	11,500	11,943
Needham MA BAN	4.000%	6/15/07	14,200	14,255
Silver Lake MA Regional School Dist. BAN	4.000%	8/25/06	38,000	38,025
Springfield MA GO	5.000%	8/1/09 (1)	5,660	5,878

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Swampscott MA BAN	4.250%	10/20/06	11,000	11,027
Tewksbury MA BAN	4.500%	2/16/07	11,067	11,139
				155,689
Michigan (2.6%)
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08 (2)	5,000	5,306
Michigan Building Auth. Rev.	5.000%	10/15/06	7,500	7,547
Michigan Building Auth. Rev.	5.000%	10/15/07	2,250	2,289
Michigan Building Auth. Rev.	5.000%	10/15/08 (4)	1,000	1,031
Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	5,000	5,255
Michigan GO	4.500%	9/29/06	50,000	50,151
Michigan Muni. Bond Auth. Rev.	5.000%	5/1/07	6,420	6,503
Michigan Muni. Bond Auth. Rev.	5.000%	6/1/08 (4)	5,000	5,131
Michigan Muni. Bond Auth. Rev. Notes	4.250%	8/18/06 LOC	25,000	25,038
				108,251
Minnesota (0.6%)
Minnesota GO	5.000%	8/1/06	14,825	14,877
Minnesota School Dist. Tax & Aid
Borrowing Program COP	4.000%	9/12/06	12,000	12,007
				26,884
Mississippi (0.4%)
Jackson MS Water & Sewer System Rev.	5.000%	9/1/06 (4)	4,550	4,569
Mississippi GO	5.250%	8/15/06	5,215	5,239
Mississippi GO	5.500%	11/1/08	6,455	6,724
				16,532
Missouri (1.5%)
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/08	7,465	7,654
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	3,465	3,593
Missouri Third State Building GO	5.000%	10/1/06	27,505	27,668
St. Louis MO General Fund TRAN	4.000%	6/30/06	22,500	22,507
				61,422
Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	5,550	5,681

Nevada (3.2%)
Clark County NV Airport Improvement Rev. VRDO	3.800%	5/8/06 (3)	13,730	13,730
Clark County NV Bond Bank GO	5.500%	6/1/07 (3)	4,775	4,866
Clark County NV GO	7.500%	6/1/07 (2)	4,920	5,114
Clark County NV GO	7.500%	6/1/07 (2)	4,630	4,813
Clark County NV Las Vegas
Convention & Visitor Auth. GO	5.000%	7/1/07	4,410	4,476

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School Dist. GO	5.000%	6/1/07 (3)	29,020	29,424
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	14,710	14,922
Clark County NV School Dist. GO	5.500%	6/15/07 (4)	10,000	10,199
Clark County NV School Dist. GO	5.000%	6/15/08 (4)	7,575	7,775
1 Clark County NV School Dist. GO TOB PUT	3.450%	7/27/06 (3)	10,625	10,625
1 Las Vegas Valley Water Dist. Nevada
GO Water Improvement & Refunding TOB VRDO	3.840%	5/8/06 (1)	11,920	11,920
1 Las Vegas Valley Water Dist. Nevada
GO Water Improvement & Refunding TOB VRDO	3.840%	5/8/06 (3)	5,310	5,310
Nevada GO	4.000%	8/1/06	8,800	8,809
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax)	5.000%	12/1/07 (1)	4,325	4,412
				136,395
New Hampshire (0.1%)
New Hampshire Business Finance Auth.
PCR (United Illuminating) PUT	3.250%	12/3/07 (2)	5,000	4,936

New Jersey (3.3%)
New Jersey COP	5.250%	6/15/06 (4)	3,945	3,953
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/08	2,500	2,556
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08	16,085	16,538
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,042
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.830%	5/8/06 (2)	11,335	11,335
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.920%	5/8/06	8,500	8,500
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/08	6,915	7,107
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/09	5,610	5,820
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/10	6,000	6,275
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/06	2,000	2,005
New Jersey GO	5.625%	7/15/06 (Prere.)	11,025	11,234
New Jersey GO	5.000%	7/15/07	11,000	11,173
New Jersey TRAN	4.500%	6/23/06	15,000	15,017
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/06	7,500	7,517
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/07	5,665	5,772
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/07	4,870	4,963
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.920%	5/8/06	2,400	2,400

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rutgers State Univ. New Jersey	5.000%	5/1/06 (3)	6,840	6,841
Somerset County NJ Ind. Fin. Auth. PCR
(American Cyanamid Co.) VRDO	4.500%	5/8/06	7,100	7,100
				137,148
New Mexico (1.6%)
Farmington NM PCR
(Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	14,335	14,142
Los Alamos County NM Util. System Rev.	5.000%	7/1/06 (4)	2,965	2,972
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/06 (2)	21,515	21,552
New Mexico GO	5.000%	3/1/07	12,130	12,263
New Mexico Severance Tax Rev.	5.000%	7/1/07	10,000	10,149
New Mexico Severance Tax Rev.	5.000%	7/1/09	1,000	1,038
New Mexico Severance Tax Rev.	5.000%	7/1/09 (2)	2,000	2,077
New Mexico Severance Tax Rev.	5.000%	7/1/10	1,000	1,049
				65,242
New York (7.1%)
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/06	10,000	10,080
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08	7,775	8,058
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,861
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	22,260	23,302
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,092
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	13,449
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07	2,000	2,053
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07 (ETM)	3,000	3,080
New York City NY GO	5.000%	8/1/06	2,000	2,007
New York City NY GO	5.000%	8/1/07	23,510	23,883
New York City NY GO	5.000%	6/1/08	13,375	13,714
New York City NY GO	5.000%	8/1/08	5,000	5,136
New York City NY GO	5.000%	8/1/08	17,000	17,462
New York City NY GO	5.000%	8/1/08	20,715	21,278
New York City NY GO	5.000%	8/1/09	6,895	7,143
New York City NY GO	5.000%	8/1/09	3,930	4,071
New York City NY GO	5.000%	8/1/10	3,000	3,132
New York City NY GO	5.250%	11/1/10 (2)	7,715	8,189
1 New York City NY GO TOB VRDO	3.920%	5/8/06	16,495	16,495
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09 (3)	2,000	2,072
1 New York City NY IDA Special Fac. Rev. TOB VRDO	4.000%	5/8/06	38,658	38,658
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/07	12,000	12,239
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.000%	11/1/06	6,775	6,789

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.500%	2/1/07 (ETM)	855	860
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.500%	2/1/07	145	146
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.500%	2/1/08	1,000	1,014
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/07	3,515	3,569
New York State Thruway Auth. Rev.
(Service Contract)	5.000%	3/15/08	10,000	10,231
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/10	2,800	2,913
Rochester NY BAN	4.000%	10/20/06	5,000	5,003
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	6,970	7,120
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	12,075	12,334
1 Tobacco Settlement Financing Corp. New York Rev.
TOB VRDO	3.920%	5/8/06	9,195	9,195
				299,628
North Carolina (2.0%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/07	6,590	6,608
Charlotte NC Water & Sewer System Rev. CP	3.300%	8/1/06	10,000	9,989
Durham NC GO	5.000%	2/1/08	5,340	5,464
Fayetteville NC Public Works Comm. Rev.	3.550%	1/15/08 (4)	20,000	19,935
North Carolina COP	4.000%	6/1/06	2,500	2,501
North Carolina GO	5.000%	3/1/07	5,000	5,057
North Carolina GO	5.000%	2/1/08	27,585	28,225
Wake County NC Public Improvement GO	5.000%	4/1/07	8,000	8,100
				85,879
Ohio (2.5%)
Cuyahoga Falls OH BAN	4.250%	12/14/06	13,000	13,030
2 Independence OH BAN	4.500%	5/7/07	4,400	4,434
Kent State Univ. Ohio VRDO	3.840%	5/8/06 (1)	9,320	9,320
Logan County OH BAN	4.000%	9/1/06	4,000	4,003
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	6.000%	9/1/06 (1)	1,500	1,512
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/08 (2)	10,000	9,875
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/08 (1)	4,580	4,718
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/07 (2)	4,640	4,738
Ohio Building Auth. Rev. (State Correctional Fac.)	4.500%	10/1/06	6,465	6,489
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08 (1)	1,110	1,143
Ohio Common Schools GO	5.000%	3/15/07	3,370	3,408

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	8/1/06	5,000	5,017
Ohio Highway Capital Improvements Rev.	5.000%	5/1/06	2,500	2,500
Ohio Highway Capital Improvements Rev.	5.000%	5/1/08	4,000	4,102
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/07 (1)	5,010	5,092
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/08 (1)	1,345	1,382
Ohio State Univ. General Receipts Rev.	5.000%	6/1/08	6,595	6,763
Ohio Water Dev. Auth. PCR	5.000%	6/1/07	3,000	3,043
Univ. of Cincinnati OH General Receipts BAN	4.500%	1/25/07	15,000	15,086
				105,655
Oklahoma (0.9%)
Oklahoma City OK GO	5.000%	7/1/06	2,055	2,060
Tulsa County OK Ind. Auth. Rev.	4.000%	5/15/06	3,275	3,276
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/07	6,610	6,698
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08 (4)	4,700	4,820
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09 (4)	4,620	4,789
Tulsa County OK Ind. Auth. Rev. PUT	3.130%	5/15/06	14,140	14,140
				35,783
Oregon (0.5%)
Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	5,000	5,254
Portland OR Sewer System Rev.	6.000%	6/1/06 (3)	14,720	14,751
				20,005
Pennsylvania (3.2%)
Bethlehem PA Area School Dist.	5.375%	9/1/09 (3)	4,855	4,960
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/07	4,865	4,937
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	16,570	16,831
Pennsylvania GO	5.500%	6/1/06	8,985	9,000
Pennsylvania GO	5.000%	10/1/06	13,685	13,763
Pennsylvania GO	5.000%	1/15/07	3,150	3,179
Pennsylvania GO	5.000%	9/1/09	8,235	8,564
Pennsylvania Higher Educ. Fac. Auth. Rev.
(St. Joseph’s Univ.) PUT	3.200%	11/1/06 LOC	9,200	9,200
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.000%	6/15/09 (3)	6,150	6,386
Pennsylvania State Univ. Rev.	5.000%	3/1/08	8,025	8,213
Philadelphia PA Gas Works Rev.	5.250%	7/1/07 (4)	4,525	4,602
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	11,000	11,142
Philadelphia PA Muni. Auth. Rev.	5.000%	5/15/06 (4)	3,660	3,662

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburgh PA GO	5.000%	9/1/08 (1)	14,425	14,776
Pittsburgh PA Water & Sewer Auth. Rev.	1.900%	9/1/06 (4)	11,930	11,833
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,569
				135,617
Puerto Rico (2.4%)
Puerto Rico Govt. Dev. Bank CP	4.000%	7/24/06	23,000	22,953
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	6,000	5,988
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	17,001	16,966
Puerto Rico Govt. Dev. Bank CP	3.850%	10/6/06	40,000	39,918
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09	9,500	9,847
Puerto Rico Muni. Finance Agency	4.000%	8/1/06 (4)	2,000	2,002
Puerto Rico Muni. Finance Agency	5.000%	8/1/09	5,000	5,148
				102,822
Rhode Island (0.3%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/07	5,000	5,072
Rhode Island Econ. Dev. Corp. Airport Rev.	5.000%	7/1/06 (3)	2,705	2,711
Rhode Island Econ. Dev. Corp. Airport Rev.	5.000%	7/1/07 (3)	2,830	2,871
				10,654
South Carolina (0.5%)
Beaufort County SC School Dist. BAN	4.500%	2/28/07	19,165	19,285

Tennessee (2.8%)
Knox County TN GO	5.000%	4/1/08	3,115	3,191
Memphis TN Electric System Rev.	5.000%	12/1/06	35,770	36,044
Memphis TN Electric System Rev.	5.000%	12/1/07 (4)	13,875	14,155
Memphis TN Electric System Rev.	5.000%	12/1/08 (4)	15,000	15,475
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	21,675	22,522
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.750%	5/8/06	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev.
(Ascension Health) PUT	3.400%	1/3/07	8,750	8,726
Tennessee GO	5.250%	3/1/10 (Prere.)	6,500	6,845
				116,958
Texas (10.1%)
Corpus Christi TX GO	5.000%	3/1/09 (4)	2,000	2,066
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	3.300%	8/15/08	10,000	9,872
Dallas TX GO	5.000%	2/15/10	8,965	9,361

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denton TX Independent School Dist. GO	5.200%	8/15/08 (Prere.)	10,180	10,509
Denton TX Independent School Dist. PUT	3.000%	2/1/08	11,100	10,884
Fort Bend TX Independent School Dist. GO	5.000%	8/15/09	15,200	15,678
Fort Bend TX Independent School Dist. PUT	5.000%	8/15/09	5,700	5,879
Frisco TX GO	5.000%	2/15/09 (4)	2,950	3,046
Garland TX GO	4.000%	2/15/07 (4)	1,950	1,955
Grand Prairie TX Independent School Dist.	3.050%	7/31/07	5,200	5,145
Harris County TX Toll Road Rev.	5.000%	8/15/08 (3)	9,355	9,618
Harris County TX Toll Road Rev. PUT	5.000%	8/15/09 (3)	25,000	25,895
Houston TX GO	5.500%	3/1/07	11,205	11,372
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.250%	9/1/08 (2)	7,460	7,712
Houston TX Independent School Dist. GO	5.000%	2/15/08	4,500	4,601
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/07	2,810	2,847
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/08	4,275	4,376
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09	3,990	4,116
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10	4,720	4,905
Lewisville TX Independent School Dist.	5.250%	8/15/06	5,000	5,024
Mesquite TX Independent School Dist. GO	5.000%	8/15/06	1,825	1,832
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08	16,810	16,810
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07	6,820	6,899
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08	34,320	35,202
San Antonio TX Electric & Gas Rev.	5.000%	2/1/10	9,185	9,570
San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	5,760	6,052
Spring Branch TX Independent School Dist. GO PUT	3.000%	9/8/06	15,700	15,700
Spring TX Independent School Dist.
Schoolhouse GO PUT	5.000%	8/15/06 (4)	7,000	7,024
Texas A & M Univ. Rev. Financing System	5.000%	5/15/07	4,925	4,990
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	1,655	1,697
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	2,865	2,937
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	2,000	2,072
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	5,065	5,248
Texas Dept. of Transp. COP	5.000%	8/15/07	5,000	5,083
Texas GO Public Finance Auth.	5.750%	10/1/06 (Prere.)	15,855	15,994
Texas GO Public Finance Auth.	5.250%	10/1/07	3,000	3,065
Texas TRAN	4.500%	8/31/06	60,000	60,147
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/08	32,615	33,440
Texas Water Dev. Board GO	5.000%	8/1/06	6,425	6,447

		Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Trinity River Auth. Texas PCR
(Texas Util. System) PUT	5.000%	11/1/06	20,000	20,068
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	2,500	2,571
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	7,000	7,200
				424,909
Utah (1.2%)
Intermountain Power Agency Utah Power Supply Rev.	4.500%	7/1/07 (2)	10,000	10,089
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10 (4)	6,290	6,581
Utah GO	5.000%	7/1/06	17,875	17,917
Utah GO	5.000%	7/1/06	7,785	7,803
Utah GO	5.000%	7/1/07	8,300	8,428
				50,818
Vermont (0.3%)
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) PUT	3.160%	11/1/06	9,050	9,019
Vermont GO	5.000%	2/1/08	4,855	4,966
				13,985
Virginia (1.4%)
Norfolk VA GO	5.000%	7/1/06 (4)	8,810	8,831
Peninsula Ports Auth. Virginia Rev.
(Dominion Term Assn. Project) PUT	3.300%	10/1/08	2,500	2,449
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/08	10,885	11,129
Virginia Housing Dev. Auth. Rev. PUT	3.050%	7/5/06	10,000	9,985
Virginia Public Building Auth. Rev.	5.000%	8/1/06	5,080	5,098
Virginia Public School Auth. Rev.	4.000%	8/1/06	7,500	7,507
Virginia Public School Auth. Rev.	5.000%	8/1/07	2,260	2,296
Virginia Public School Auth. Rev.	5.000%	8/1/07	6,930	7,041
Virginia Public School Auth. Rev.	5.500%	8/1/10	4,645	4,963
				59,299
Washington (2.7%)
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/07 (1)	2,665	2,710
Energy Northwest Washington
Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09	15,000	15,542
Energy Northwest Washington
Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10	20,000	20,917
Energy Northwest Washington
Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09	8,090	8,382
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,115
King County WA GO	5.000%	6/1/07	10,000	10,140
King County WA GO	5.000%	6/1/07	6,130	6,216

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Seattle WA GO	5.000%	11/1/06 (4)	5,490	5,528
Port of Seattle WA GO	5.000%	11/1/06 (4)	9,485	9,550
Port of Seattle WA Rev.	5.250%	9/1/06 (3)	3,000	3,015
Port of Seattle WA Rev.	5.000%	3/1/09 (4)	3,415	3,529
Port of Seattle WA Rev.	5.000%	3/1/10 (4)	3,230	3,370
Seattle WA Water System Rev.	4.500%	9/1/07 (1)	6,625	6,694
Washington GO	5.500%	6/1/06 (Prere.)	6,050	6,060
Washington GO	5.000%	1/1/08 (4)	5,320	5,433
Washington GO	4.000%	7/1/08	5,180	5,210
				115,411
West Virginia (0.1%)
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/07 (1)	500	506
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/08 (1)	2,500	2,559
				3,065
Wisconsin (2.2%)
Kenosha WI GO	4.000%	9/1/06 (4)	2,100	2,103
Kenosha WI GO	4.000%	9/1/07 (4)	1,695	1,702
Madison WI Metro. School Dist. TRAN	4.000%	9/8/06	25,000	25,006
Wisconsin GO	5.000%	5/1/07 (3)	6,200	6,280
Wisconsin GO	5.000%	5/1/07	12,405	12,565
Wisconsin GO	6.250%	5/1/07	5,000	5,124
Wisconsin School Dist.
Cash Flow Management Program COP	4.250%	9/20/06 LOC	12,775	12,797
Wisconsin School Dist.
Cash Flow Management Program COP	4.250%	9/20/06 LOC	6,475	6,486
Wisconsin Transp. Rev.	5.000%	7/1/08 (3)	8,750	8,985
Wisconsin Transp. Rev.	5.000%	7/1/08	12,385	12,715
				93,763
Total Municipal Bonds
(Cost $3,874,952)				3,846,341

	Short-Term Tax-Exempt Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (7.5%)
3 Vanguard Municipal Cash Management Fund, 3.668%
(Cost $315,077)	315,077,358	315,077
Total Investments (99.0%)
(Cost $4,190,029)		4,161,418
Other Assets and Liabilities (1.0%)
Other Assets—Note B		74,355
Liabilities		(31,490)
		42,865
Net Assets (100%)		4,204,283

At April 30, 2006, net assets consisted of:[4]
		Amount
		($000)
Paid-in Capital		4,242,502
Undistributed Net Investment Income		—
Accumulated Net Realized Losses		(9,608)
Unrealized Depreciation		(28,611)
Net Assets		4,204,283

Investor Shares—Net Assets
Applicable to 78,533,931 outstanding $.001
par value shares of beneficial interest (unlimited authorization)		1,217,762
Net Asset Value Per Share—Investor Shares		$15.51

Admiral Shares—Net Assets
Applicable to 192,601,802 outstanding $.001
par value shares of beneficial interest (unlimited authorization)		2,986,521
Net Asset Value Per Share—Admiral Shares		$15.51

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $267,868,000, representing 6.4% of net assets.

2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2006.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (94.8%)
Alabama (0.7%)
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	29,405	30,706
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	5,785	6,041
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/08 (4)(ETM)	3,260	2,958
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/09 (4)(ETM)	3,000	2,612
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/10 (4)(ETM)	2,130	2,066
				44,383
Alaska (0.7%)
Alaska GO	5.250%	8/1/07 (4)	6,760	6,888
Alaska GO	5.000%	7/15/08 (4)	6,605	6,786
North Slope Borough AK GO	0.000%	6/30/06 (1)(ETM)	85	84
North Slope Borough AK GO	0.000%	6/30/06 (1)	19,165	19,045
North Slope Borough AK GO	0.000%	6/30/08 (1)	17,100	15,737
				48,540
Arizona (1.5%)
Arizona COP	5.000%	9/1/06 (4)	6,780	6,811
Arizona School Fac. Board Rev. COP	5.000%	9/1/08 (4)	9,960	10,241
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.000%	7/1/09	9,500	9,366
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)	4,350	4,582
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)(ETM)	650	684
Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,584
Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)	6,500	6,679
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)	5.000%	4/1/08 (10)	2,000	2,046
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)	5,090	5,301
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09 (2)	5,500	5,712
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.000%	7/1/10 (1)	5,600	5,875
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/10 (1)	5,000	5,245
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/11 (1)	7,500	7,930
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/12 (1)	5,000	5,305

	Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Phoenix AZ GO	7.500%	7/1/08		11,510	12,399
Univ. of Arizona Board of Regents	5.900%	6/1/08	(4)	4,095	4,276
					100,036
California (6.2%)
CSUCI Financing Auth. Rev.
California Rental Housing & Town Center PUT	2.500%	8/1/07	LOC	5,000	4,897
California GO	4.750%	6/1/07		1,000	1,011
California GO	5.250%	11/1/08		10,000	10,363
California GO	5.000%	3/1/09		22,400	23,153
California GO	5.000%	6/1/09		25,000	25,911
California GO	5.000%	6/1/09		14,095	14,608
California GO	5.000%	5/1/13		21,000	22,207
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/09		2,500	2,579
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/10		3,220	3,346
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/10		2,000	2,084
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,151
1 California PCR Financing Auth.
Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/07		6,000	6,066
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/11		3,770	3,981
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/12		2,500	2,652
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/13		7,500	7,981
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/07	(1)	14,725	14,971
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/07		25,335	25,780
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/09	(1)	10,000	10,463
California State Econ. Recovery Bonds	5.000%	7/1/09		18,000	18,683
California State Econ. Recovery Bonds	5.250%	1/1/11		12,640	13,429
California State Econ. Recovery Bonds PUT	5.000%	7/1/07		20,000	20,287
California State Econ. Recovery Bonds PUT	5.000%	7/1/08		12,925	13,251
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.100%	4/1/13	(10)	5,000	4,991
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/08		1,000	1,020

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/09	800	821
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/10	1,100	1,135
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	8/1/06	15,000	15,001
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/07	19,325	19,397
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	17,500	16,947
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10	12,350	12,195
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	6/1/12	10,000	9,743
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09 (ETM)	3,000	3,112
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,618
Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,143
Long Beach CA Harbor Rev.	4.000%	5/15/09 (3)	6,095	6,132
Los Angeles CA USD COP	5.000%	8/1/06 (2)(ETM)	4,775	4,791
Los Angeles CA USD COP	5.000%	8/1/07 (2)(ETM)	4,720	4,800
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (3)	5,000	5,255
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (3)	8,000	8,407
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/12 (1)	7,710	8,223
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	10,394
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (1)	3,165	3,367
San Jose CA Redev. Agency	5.250%	8/1/08 (1)	3,180	3,295
Santa Clara Valley CA Water Dist.
Refunding & Improvement COP	5.000%	2/1/08 (3)	4,385	4,491
Univ. of California Rev.	5.000%	5/15/10 (1)	3,500	3,682
Univ. of California Rev.	5.000%	5/15/11 (1)	2,500	2,651
Univ. of California Rev.	5.000%	5/15/12 (1)	3,000	3,197
				410,662
Colorado (1.1%)
Colorado Dept. of Transp. Rev.	5.250%	6/15/06	2,335	2,340
Colorado Dept. of Transp. Rev.	5.250%	6/15/07	2,035	2,071
Colorado Dept. of Transp. Rev.	5.500%	6/15/07 (1)	18,000	18,366
Colorado Dept. of Transp. Rev.	5.250%	6/15/08	2,530	2,611
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/06	5,490	5,522

	Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado Springs CO Util. System Rev.	5.250%	11/15/06		9,265	9,345
Colorado Springs CO Util. System Rev.	5.250%	11/15/07		5,890	6,024
Denver CO City & County GO	5.000%	8/1/07		5,000	5,081
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08		8,770	9,018
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/07	(2)	15,000	14,711
					75,089
Connecticut (0.9%)
Connecticut GO	5.250%	6/15/07		12,760	12,986
Connecticut GO	5.000%	11/15/07		19,340	19,735
Connecticut GO	5.000%	11/15/07		7,250	7,398
Connecticut GO	5.250%	12/15/07		7,370	7,557
Connecticut GO	5.000%	11/15/08		10,000	10,315
					57,991
Delaware (0.3%)
Delaware GO	5.250%	7/1/07		20,260	20,638

District of Columbia (1.3%)
District of Columbia GO	5.250%	6/1/07	(1)	16,000	16,264
District of Columbia GO	5.500%	6/1/07	(4)	8,785	8,953
District of Columbia GO	5.250%	6/1/08	(1)	5,355	5,518
District of Columbia GO	5.500%	6/1/08	(4)	3,530	3,655
District of Columbia GO	5.500%	6/1/08	(4)(ETM)	1,220	1,264
District of Columbia GO	5.000%	6/1/10	(4)	2,045	2,139
District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,646
District of Columbia GO	5.750%	6/1/10	(1)(ETM)	5,000	5,374
District of Columbia GO	5.000%	6/1/11	(4)	2,500	2,633
District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,641
District of Columbia GO	5.500%	6/1/12	(4)	10,000	10,550
District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,233
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/06		4,745	4,775
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/10	(1)	6,145	6,532
					85,177
Florida (5.3%)
Broward County FL GO	5.000%	1/1/07		8,300	8,374
Broward County FL GO	5.000%	1/1/08		4,000	4,086
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/10		4,900	5,113
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	4.500%	12/1/11		5,900	5,996

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.500%	12/1/08	22,980	23,877
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09	2,000	2,084
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,694
Broward County FL School Dist. GO	5.000%	2/15/07	2,890	2,920
Florida Board of Educ. Capital Outlay	5.000%	1/1/11	6,810	7,172
Florida Board of Educ. Capital Outlay	5.000%	1/1/12	27,730	29,369
Florida Board of Educ. Public Educ.	5.250%	6/1/07	4,890	4,972
Florida Board of Educ. Public Educ.	5.000%	6/1/08 (4)	19,600	20,124
Florida Board of Educ. Public Educ.	5.250%	6/1/08	5,055	5,215
Florida Board of Educ. Public Educ.	5.000%	6/1/10	16,120	16,902
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	26,412
Florida Board of Educ. Public Educ.	5.000%	6/1/11	11,945	12,621
Florida Correctional Privatization Comm. COP	5.250%	8/1/08 (1)	4,335	4,476
Florida Dept. of Environmental
Protection & Preservation Rev.	5.750%	7/1/12 (3)	7,050	7,633
Florida Dept. of Transp.	5.250%	7/1/08	4,670	4,824
Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev.	5.250%	10/1/06 (1)	7,830	7,880
Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev.	5.250%	10/1/07 (1)	6,995	7,138
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/09	20,000	20,610
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/08	31,000	31,911
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,814
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/07 (1)	4,000	4,073
Miami-Dade County FL Water & Sewer Rev. VRDO	3.810%	5/8/06 (4)	19,000	19,000
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/08	4,835	4,983
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	15,000	15,676
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08	20,000	20,501
Reedy Creek FL Improvement Dist. Util. Rev.	5.500%	10/1/08 (2)	8,070	8,352
1 Tax Exempt Muni. Infrastructure
Improvement Trust TOB	4.220%	11/2/10 LOC	5,000	5,016
Univ. Athletic Assn. Inc. Florida Capital
Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	4,899
				354,717
Georgia (2.9%)
Atlanta GA Airport Fac. Rev.	0.000%	1/1/10 (1)	5,095	4,169
Atlanta GA Airport General Rev. VRDO	3.780%	5/8/06 (1)	29,750	29,750

	Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Atlanta GA Water & Sewer Rev.	5.250%	1/1/07	(3)(Prere.)	15,300	15,611
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08		25,000	25,164
Cobb County GA School Dist.	4.000%	2/1/07		22,735	22,801
Coffee County GA School Dist. GO	6.000%	8/1/10		1,000	1,087
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14	(3)	10,000	10,383
Fulton DeKalb GA Hosp. Auth.	5.000%	1/1/08	(4)	3,000	3,063
Georgia GO	6.000%	7/1/07		10,580	10,865
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.250%	3/1/07		6,185	6,268
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.250%	3/1/09		10,355	10,801
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/06	(1)	10,000	10,045
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/08	(1)	4,000	4,210
Muni. Electric Auth. Georgia
Subordinate Bonds Project One PUT	5.000%	1/1/09	(2)	10,000	10,284
Paulding County GA School Dist. GO	5.000%	8/1/08		2,500	2,572
Paulding County GA School Dist. GO	5.000%	8/1/09		1,500	1,561
Paulding County GA School Dist. GO	5.000%	8/1/11		1,000	1,059
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/06		8,000	8,075
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/07		6,270	6,439
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.250%	9/1/08		10,000	10,353
					194,560
Hawaii (2.5%)
Hawaii Airport System Rev.	5.500%	7/1/06	(3)	10,000	10,030
Hawaii Airport System Rev.	5.500%	7/1/07	(3)	10,000	10,193
Hawaii Airport System Rev.	6.000%	7/1/07	(3)	6,000	6,149
Hawaii Airport System Rev.	5.500%	7/1/09	(3)	10,275	10,752
Hawaii GO	5.250%	2/1/07	(4)	10,375	10,498
Hawaii GO	5.500%	8/1/07	(3)	2,330	2,382
Hawaii GO	5.750%	4/1/08	(1)(ETM)	2,015	2,091
Hawaii GO	5.750%	4/1/08	(1)	1,990	2,065
Hawaii GO	5.500%	8/1/08	(3)	6,755	7,017
Hawaii GO	5.000%	7/1/09	(2)	15,660	16,254
Hawaii GO	5.000%	10/1/09	(1)	1,480	1,540
Hawaii GO	5.000%	7/1/10	(2)	14,250	14,937

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	10/1/10 (1)	5,090	5,348
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,679
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,154
Honolulu HI City & County GO	5.000%	7/1/11 (1)	4,750	5,015
Honolulu HI City & County GO	5.250%	7/1/11 (3)	3,900	4,163
Honolulu HI City & County GO	5.000%	7/1/12 (1)	4,320	4,576
				163,843
Illinois (4.0%)
Chicago IL Board of Educ.
Capital Appreciation (School Reform)	0.000%	12/1/11 (3)	5,185	4,139
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	8,265	8,529
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10	5,000	5,250
Chicago IL O’Hare International Airport Rev.	5.500%	1/1/07 (2)	3,140	3,175
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison)	4.400%	12/1/06 (2)	27,500	27,602
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison)	4.400%	12/1/06 (2)	14,265	14,318
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.500%	5/15/06 (1)	2,000	2,002
Illinois Dev. Finance Auth.
Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/07	7,185	7,277
Illinois Finance Auth. Rev.
(Resurrection Health Care) PUT	3.750%	7/1/09	4,000	3,940
Illinois GO	4.000%	12/1/06	5,000	5,011
Illinois GO	5.000%	10/1/07 (4)	9,000	9,163
Illinois GO	5.250%	11/1/07 (3)	5,000	5,114
Illinois GO	5.000%	12/1/07	5,475	5,584
Illinois GO	5.250%	8/1/08	14,500	14,975
Illinois GO	5.000%	10/1/08 (4)	7,000	7,211
Illinois GO	5.000%	10/1/08	5,790	5,960
Illinois GO	5.250%	11/1/08 (3)	4,000	4,148
Illinois GO	5.750%	1/1/09 (3)	3,000	3,154
Illinois GO	5.250%	8/1/09 (1)	2,135	2,234
Illinois GO	5.500%	8/1/09	8,610	9,064
Illinois GO	5.000%	10/1/09	14,800	15,379
Illinois GO	5.000%	3/1/10	6,300	6,572
Illinois GO	5.500%	8/1/18 (4)	5,000	5,284
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.000%	6/1/06 (1)	4,400	4,405
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/07 (1)	5,270	5,352

	Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.) PUT	4.500%	12/1/07	(4)	10,000	10,075
Illinois Sales Tax Rev.	5.000%	6/15/10		1,500	1,570
Illinois Sales Tax Rev.	5.250%	6/15/12		2,000	2,143
Illinois State Unemployment Insurance Fund
Building Receipts Rev.	5.000%	12/15/07	(4)	10,000	10,191
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)(ETM)	1,220	1,127
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)(ETM)	6,500	6,004
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/08	(3)	170	157
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	5.250%	6/15/08	(1)	3,250	3,351
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09	(3)(ETM)	18,625	16,504
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.000%	6/1/06	(3)	6,950	6,959
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.000%	6/1/07	(3)	9,710	9,846
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.250%	6/1/08	(3)	9,855	10,161
					262,930
Indiana (1.0%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	10/1/09		10,000	10,349
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	4/1/10		10,000	10,389
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/10		7,930	8,273
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.250%	7/1/08	(3)	3,040	3,131
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/07	(1)	1,000	1,019
Indianapolis IN Local Public Improvement Rev.	5.500%	2/1/07		12,255	12,422
Rockport IN PCR (AEP Generating Co.) PUT	4.050%	7/13/06	(2)	21,000	20,996
					66,579
Iowa (0.0%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/07		2,500	2,556

Kansas (0.7%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/06	(1)	15,000	14,983
Kansas Dept. of Transp. Highway Rev.	5.500%	9/1/06		6,000	6,038

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Topeka KS Temporary Notes	4.500%	11/29/06	22,425	22,520
Wichita KS Sales Tax Rev.	5.000%	4/1/07	2,610	2,641
				46,182
Kentucky (1.9%)
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	3.900%	5/8/06	8,165	8,165
Kentucky Property & Building Comm. Rev.	5.250%	2/1/07 (4)	1,500	1,518
Kentucky Property & Building Comm. Rev.	5.250%	8/1/07 (4)	13,000	13,253
Kentucky Property & Building Comm. Rev.	5.500%	8/1/07	4,550	4,648
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08	210	218
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08 (ETM)	7,290	7,564
Kentucky Property & Building Comm. Rev.	6.000%	10/1/08	10,000	10,519
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/07 (2)	18,000	18,569
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/08 (2)	5,060	5,251
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.750%	7/1/08 (4)	26,760	27,901
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/09 (2)	15,000	15,796
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.250%	7/1/08 (4)	2,345	2,411
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.250%	7/1/10 (4)	2,700	2,833
Louisville & Jefferson County KY
Regional Airport Auth. Special Fac.
(UPS Worldwide Forwarding) VRDO	3.850%	5/1/06	5,900	5,900
				124,546
Louisiana (0.7%)
Jefferson Parish LA School Board Sales & Tax Rev.	5.250%	2/1/07 (1)	9,190	9,287
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (1)	1,980	2,062
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (1)	2,085	2,188
Louisiana GO	5.250%	5/1/08 (3)	7,405	7,619
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08	5,000	4,946
Louisiana State Citizens Property
Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,365
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	15,000	15,522
				46,989

			Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maine (0.3%)
Maine GO	5.000%	7/15/10	(2)	3,095	3,253
Maine GO	5.000%	7/15/11	(2)	5,000	5,298
Maine GO	5.000%	7/15/12	(2)	8,055	8,570
					17,121
Maryland (1.5%)
Anne Arundel County MD GO	5.000%	3/1/07		6,000	6,067
Maryland Dept. of Transp.	5.250%	2/1/07		9,000	9,108
Maryland Dept. of Transp.	5.000%	5/1/10		16,975	17,796
Maryland GO	5.250%	2/1/08		5,000	5,137
Maryland GO	5.250%	3/1/08		24,935	25,648
Washington Suburban Sanitation Dist.
Maryland General Construction GO	5.250%	6/1/07		17,330	17,633
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/10		11,435	12,120
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/10		5,000	5,299
					98,808
Massachusetts (4.4%)
Boston MA GO	5.000%	2/1/08	(1)	5,000	5,113
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.250%	1/1/07	(1)	15,070	15,195
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.500%	12/1/06	(1)	1,200	1,205
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.550%	12/1/07	(1)	1,620	1,625
Massachusetts GAN	5.750%	6/15/07		9,650	9,865
Massachusetts GAN	5.750%	12/15/08		16,210	17,015
Massachusetts GAN	5.750%	6/15/09		10,900	11,532
Massachusetts GO	5.500%	2/1/07	(1)	20,000	20,270
Massachusetts GO	5.250%	12/1/07		10,000	10,235
Massachusetts GO	5.500%	1/1/08		6,165	6,341
Massachusetts GO	5.500%	2/1/08	(1)	10,000	10,305
Massachusetts GO	5.250%	8/1/08	(Prere.)	7,945	8,275
Massachusetts GO	5.375%	8/1/08		10,000	10,352
Massachusetts GO	5.750%	10/1/08		6,710	7,020
Massachusetts GO	5.250%	1/1/09		10,000	10,378
Massachusetts GO	5.750%	6/1/10	(Prere.)	25,045	26,925
Massachusetts GO VRDO	3.800%	5/8/06		28,865	28,865
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.250%	7/1/06		3,000	3,005
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/06		5,385	5,398

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/07	5,785	5,868
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.875%	7/1/08	6,000	6,156
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.000%	7/1/07	2,200	2,232
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.500%	7/1/08 (1)	15,400	15,954
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.000%	7/1/09 (1)	14,110	14,611
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,693
Massachusetts Special Obligation Rev.	7.500%	6/1/07 (3)	16,425	17,076
Springfield MA GO	5.000%	8/1/11 (1)	3,500	3,701
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,316
				294,526
Michigan (3.2%)
Detroit MI Capital Improvement GO	5.000%	4/1/08 (4)	7,275	7,437
Detroit MI Capital Improvement GO	5.000%	4/1/09 (4)	6,135	6,335
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,907
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,102
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	25,000	26,166
Michigan Building Auth. Rev.	5.500%	10/15/07 (ETM)	5,945	6,098
Michigan Building Auth. Rev.	5.500%	10/15/07	3,855	3,952
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,790	7,073
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,435	6,703
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	5,959
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,609
Michigan Comprehensive Transp. Rev.	5.000%	5/15/08 (4)	1,230	1,261
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/12	10,000	10,466
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.500%	10/1/06 (ETM)	7,575	7,633
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/07	10,190	10,413
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.500%	10/1/07 (ETM)	9,405	9,640
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/08	11,960	12,394
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,156
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/07 (1)	6,000	6,054
Michigan Trunk Line Rev.	5.000%	10/1/06 (4)	1,000	1,006

			Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Trunk Line Rev.	5.000%	10/1/07	(4)	1,000	1,018
Michigan Trunk Line Rev.	5.000%	9/1/12	(4)	13,015	13,804
Univ. of Michigan Univ. Rev.	5.000%	4/1/08		2,705	2,772
Wayne Charter County MI Airport Rev.	5.250%	12/1/06	(1)	6,620	6,677
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County)	5.250%	12/1/08	(3)	7,065	7,298
Western Township MI Sewage Disposal System Rev.	5.250%	1/1/08	(1)	3,700	3,793
					212,726
Minnesota (1.1%)
Minnesota GO	5.500%	6/1/06		8,730	8,745
Minnesota GO	5.000%	8/1/07		30,685	31,196
Minnesota GO	5.250%	11/1/12		6,375	6,760
Minnesota Public Fac. Water PCR	5.500%	3/1/09		4,500	4,720
Rochester MN Health Care Fac. Rev.
(Mayo Foundation) ARS	3.550%	5/11/06		15,300	15,300
Southern Minnesota Muni. Power Agency
Power Supply System Rev.	5.000%	1/1/09	(2)	5,000	5,164
					71,885
Mississippi (1.2%)
Madison County MS School Dist.	5.000%	9/1/10	(3)	4,370	4,574
Mississippi Business Finance Corp.
Solid Waste Disposal Rev.
(Waste Management Inc.) PUT	3.350%	3/1/09		7,000	6,771
Mississippi GO	5.000%	10/1/06		10,160	10,217
Mississippi GO	5.750%	11/1/07		5,000	5,146
Mississippi GO	5.000%	10/1/09		5,770	5,994
Mississippi GO	6.000%	11/1/09	(Prere.)	10,800	11,580
Mississippi GO	6.000%	11/1/09	(Prere.)	7,250	7,773
Mississippi GO	5.250%	12/1/10		8,800	9,330
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.500%	10/1/06		21,000	20,937
					82,322
Missouri (0.8%)
Missouri Health & Educ. Fac. Auth. Rev.
(SSM Health Care)	5.250%	6/1/06		10,230	10,244
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09		5,700	5,911
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/11		11,500	12,155
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/15		10,000	10,513
Missouri Water Pollution Control GO	5.000%	10/1/08		11,350	11,708
					50,531

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	20,500	20,982

Nebraska (0.8%)
Nebraska Public Power Dist. Rev.	5.000%	1/1/07 (1)	9,000	9,080
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	15,870	16,420
Nebraska Public Power Dist. Rev.	5.250%	1/1/09 (1)	4,130	4,272
Nebraska Public Power Dist. Rev.	5.000%	1/1/10 (3)	11,635	12,138
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (3)	3,560	3,747
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/07	5,000	5,067
				50,724
Nevada (2.8%)
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	13,475	13,669
Clark County NV School Dist. GO	5.250%	6/15/07 (4)	12,335	12,546
Clark County NV School Dist. GO	5.000%	6/1/08 (3)	30,735	31,531
Clark County NV School Dist. GO	5.000%	6/15/08 (1)	6,000	6,158
Clark County NV School Dist. GO	5.500%	6/15/08 (4)	33,555	34,780
Clark County NV School Dist. GO	4.000%	6/1/09 (3)	12,265	12,362
Clark County NV School Dist. GO	5.250%	6/15/09 (1)	16,920	17,673
Clark County NV School Dist. GO	5.250%	6/15/10 (1)	7,875	8,320
Clark County NV School Dist. GO	5.000%	6/15/13 (3)	16,050	17,009
Clark County NV School Dist. GO	5.000%	6/15/14 (3)	9,680	10,271
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (1)	6,735	7,101
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/09	4,000	4,111
Nevada GO	5.000%	3/1/07 (Prere.)	4,625	4,721
Nevada GO	5.000%	3/1/08	375	383
Nevada GO	5.250%	5/15/08 (Prere.)	7,625	7,856
				188,491
New Hampshire (0.7%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,526
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.250%	12/3/07 (2)	6,950	6,861
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/09	22,000	21,394
New Hampshire GO	5.000%	11/1/08	6,000	6,189
				48,970
New Jersey (4.6%)
Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,728
New Jersey Building Auth. Rev.	5.250%	12/15/06 (2)	5,000	5,050

			Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		24,800	25,240
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/07		15,300	15,555
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,042
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		3,000	3,150
New Jersey Environmental Infrastructure Trust	5.500%	9/1/07		5,960	6,103
New Jersey Environmental Infrastructure Trust	5.500%	9/1/08		6,280	6,535
New Jersey GO	5.000%	2/1/07		4,500	4,545
New Jersey GO	5.000%	7/15/07		10,000	10,157
New Jersey Highway Auth. Rev.
(Garden State Parkway)	6.200%	1/1/10	(2)(ETM)	20,000	21,234
New Jersey TRAN	4.000%	6/23/06		45,000	45,017
New Jersey Transit Corp. Capital GAN	5.750%	2/1/07	(2)	15,000	15,228
New Jersey Transp. Corp. COP	5.500%	9/15/07	(2)	4,735	4,848
New Jersey Transp. Corp. COP	5.500%	9/15/08	(2)	25,000	25,986
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/06		26,000	26,202
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/07	(ETM)	10,000	10,202
New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/07		25,530	26,168
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11	(3)	30,000	32,078
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.920%	5/8/06		2,594	2,594
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.950%	5/8/06		9,995	9,995
Newark NJ GO	5.000%	10/1/11	(4)	2,000	2,119
					303,776
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	12,041
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12	(3)	8,000	7,906
Farmington NM PCR
(Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	20,000	19,731
New Mexico GO	5.000%	9/1/07		9,515	9,679
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/07	(2)	2,500	2,536
New Mexico Highway Comm. Tax Rev.	5.250%	6/15/07		7,540	7,667
New Mexico Severance Tax Rev.	5.000%	7/1/10	(2)	2,000	2,097
New Mexico Severance Tax Rev.	5.000%	7/1/11	(2)	2,000	2,114
New Mexico Severance Tax Rev.	5.000%	7/1/11		1,000	1,055
New Mexico Severance Tax Rev.	5.000%	7/1/12		1,550	1,644
					66,470
New York (10.4%)
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09	(4)	3,140	3,256
Long Island NY Power Auth. Electric System Rev.	5.000%	6/1/06		10,000	10,012
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11		22,080	23,514
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12		3,500	3,693

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,088
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,514
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07	9,700	9,957
New York City NY Cultural Resources Rev.
(American Museum of Natural History) ARS	3.100%	4/4/07 (1)	5,000	4,969
New York City NY GO	5.000%	8/1/08	25,535	26,229
New York City NY GO	5.250%	8/1/08 (3)	10,000	10,335
New York City NY GO	5.250%	8/1/08	7,670	7,920
New York City NY GO	5.250%	8/1/08 (ETM)	1,780	1,841
New York City NY GO	5.250%	8/1/08	14,670	15,147
New York City NY GO	5.000%	8/1/09	7,000	7,252
New York City NY GO	5.000%	8/1/09	14,700	15,229
New York City NY GO	5.250%	8/1/09	35,110	36,640
New York City NY GO	5.000%	6/1/10	8,000	8,343
New York City NY GO	5.000%	8/1/10	7,150	7,465
New York City NY GO	5.000%	3/1/11	6,000	6,285
New York City NY GO	5.000%	8/1/12	8,000	8,428
New York City NY GO	5.250%	8/1/12	4,230	4,465
1 New York City NY GO TOB VRDO	3.920%	5/8/06	21,545	21,545
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (3)	3,090	3,231
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (3)	5,000	5,279
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/06	30,000	30,062
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	7,000	7,519
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/07	10,790	11,005
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/09	5,000	5,212
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/11	14,370	15,220
New York State Dormitory Auth. Rev.	5.000%	8/15/09 (4)	1,900	1,967
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09 (1)	10,000	10,454
New York State Energy Research & Dev. Auth. PCR
(Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/08 (2)	8,300	8,050
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas) ARS	3.209%	7/24/06 (1)	14,650	14,282
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/08	9,415	9,679
New York State GO	5.000%	4/15/09	2,900	3,006
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/15	5,410	5,811

			Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	6/1/18		7,000	7,375
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	12/1/18		8,415	8,863
New York State Power Auth. Rev.	5.500%	11/15/07		13,565	13,935
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/07	(1)	4,000	4,056
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/08	(1)(ETM)	6,000	6,148
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08	(1)	3,730	3,838
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08	(2)	13,220	13,604
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/09	(1)(ETM)	4,000	4,147
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/10	(1)	2,500	2,639
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13	(3)	15,000	15,932
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/07		21,370	21,620
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/08		13,100	13,402
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/08		23,480	24,033
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13		5,500	5,922
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.000%	1/1/07		14,865	14,983
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/06		10,000	10,078
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/12		6,500	6,844
Onondaga County NY PCR
(Anheuser-Busch Cos., Inc.)	6.625%	8/1/06		4,050	4,078
1 Riverhead/Rochester NY
Multi-Family Housing Rev. TOB VRDO	3.900%	5/8/06		9,125	9,125
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08		5,000	5,107
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13		4,325	4,438
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17		14,950	15,867
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		20,000	21,384
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20		25,000	26,737
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	4,000	4,225
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/21		17,250	18,449
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22	(2)	10,000	10,550

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Tobacco Settlement Financing Corp. New York Rev.
TOB VRDO	3.920%	5/8/06	1,872	1,872
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08	14,000	14,519
				695,674
North Carolina (1.5%)
Durham NC COP	5.000%	6/1/10	2,170	2,263
Durham NC COP	5.000%	6/1/11	1,080	1,134
Durham NC COP	5.000%	6/1/13	1,000	1,053
Greensboro NC GO	5.000%	3/1/10	5,425	5,683
North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/08 (1)	9,875	10,386
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10	25,745	26,942
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10	5,400	5,674
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	10,500	11,146
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	2,500	2,673
North Carolina GO	5.000%	3/1/08	5,000	5,121
North Carolina GO	5.000%	3/1/08	20,000	20,484
Wake County NC Public Improvement GO	4.500%	3/1/07	8,500	8,562
				101,121
Ohio (3.8%)
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,211
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,127
Cleveland OH Airport System Rev.	5.500%	1/1/08 (4)	8,070	8,282
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	10/1/06	5,000	5,025
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/07	5,000	5,097
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/08	6,945	7,168
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/08 (2)	5,000	4,938
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09 (1)	11,580	12,048
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09 (1)	11,680	12,152
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,234
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	12,942
Ohio Common Schools GO	5.000%	3/15/08	3,195	3,271
Ohio Common Schools PUT	2.450%	9/14/07	10,000	9,772
Ohio GO	0.000%	9/1/07	5,000	4,756
Ohio GO	5.000%	3/15/08	3,000	3,071
Ohio GO	5.000%	8/1/08	14,800	15,219
Ohio Higher Educ. Capital Fac. Rev.	5.750%	5/1/07	6,930	7,071
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/07	24,500	25,186

	Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08		18,440	19,254
Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,668
Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	6,705
Ohio Highway Capital Improvements Rev.	5.500%	5/1/06		22,500	22,504
Ohio Highway Capital Improvements Rev.	5.000%	5/1/07		5,000	5,067
Ohio Highway Capital Improvements Rev.	5.000%	5/1/07		5,590	5,663
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/32		2,695	2,741
Ohio Infrastructure Improvement GO	5.250%	8/1/06		3,995	4,011
Ohio Infrastructure Improvement GO	5.250%	8/1/06		3,780	3,795
Ohio Infrastructure Improvement GO	5.000%	3/1/10		4,000	4,182
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08		6,750	6,929
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08		5,475	5,620
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/10	(1)	7,140	7,473
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/11	(1)	3,800	4,004
Ohio Water Dev. Auth. PCR	5.250%	12/1/09		3,625	3,813
					250,999
Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev.	5.750%	6/1/06	(4)	18,250	18,285
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12	(4)	3,500	3,714
Oklahoma County OK GO	5.000%	2/1/07	(3)	5,700	5,757
Oklahoma GO	5.000%	7/15/07	(3)	2,000	2,032
Tulsa County OK Ind. Auth. Rev.	5.000%	7/1/06	(2)	6,450	6,465
Tulsa County OK Ind. Auth. Rev.	5.000%	1/1/07	(2)	6,450	6,508
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08		5,000	5,127
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	(4)	5,300	5,593
					53,481
Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	5/1/07		6,000	6,100
Oregon State Dept. Administrative Services	5.000%	9/1/07	(4)	10,900	11,089
					17,189
Pennsylvania (2.7%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.500%	6/15/07		3,000	3,054
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/08		4,365	4,481
Erie PA Higher Educ. Building Auth. Rev.
(Gannon Univ.) PUT	2.250%	1/15/07	LOC	4,200	4,134
Pennsylvania GO	5.000%	2/1/07		7,260	7,332

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.500%	7/1/07 (1)	20,000	20,418
Pennsylvania GO	5.000%	2/1/08	7,930	8,106
Pennsylvania GO	5.000%	8/1/08 (Prere.)	6,210	6,440
Pennsylvania GO	5.250%	2/1/11 (1)	6,500	6,923
Pennsylvania GO	5.500%	2/1/12	20,950	22,713
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	4.000%	8/15/06	1,900	1,902
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/07	2,000	2,030
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/08	2,500	2,562
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,223
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.000%	6/15/06 (3)	26,400	26,447
Philadelphia PA Gas Works Rev.	5.250%	7/1/09 (4)	8,885	9,269
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children’s Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	18,250	18,486
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.000%	7/1/06 (3)	3,700	3,708
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/07 (3)	3,905	3,973
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/09 (3)	4,085	4,254
Pittsburgh PA GO	5.000%	9/1/09 (1)	14,465	14,964
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,569
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08 (3)	2,485	2,581
				182,569
Puerto Rico (2.7%)
Puerto Rico Convention Center Dist. Auth.
Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,764
Puerto Rico GO	5.000%	7/1/09	3,595	3,700
Puerto Rico GO	5.000%	7/1/09 (ETM)	460	478
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,618
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/06	6,513	6,500
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/06	8,250	8,233
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/06	5,000	4,990
Puerto Rico Govt. Dev. Bank CP	3.950%	8/18/06	25,000	24,949
Puerto Rico Govt. Dev. Bank CP	4.200%	9/7/06	27,821	27,764
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	8,272	8,255
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	4,523	4,513
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/07 (ETM)	2,215	2,247
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/07	12,785	12,944

		Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/11	(2)	5,550	6,005
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/12	(2)	3,000	3,271
Puerto Rico Muni. Finance Agency	5.000%	8/1/10		5,000	5,179
Puerto Rico Muni. Finance Agency	5.000%	8/1/11		7,000	7,287
Puerto Rico Public Buildings Auth.
Govt. Fac. Rev. PUT	4.500%	7/1/07		20,000	20,084
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	14,000	14,924
					180,705
Rhode Island (0.3%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/06		5,000	5,009
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.250%	3/15/07		3,615	3,559
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.500%	3/15/07		4,945	4,865
Rhode Island State & Providence Plantations GO	5.000%	8/1/08	(1)	3,795	3,903
Rhode Island State & Providence Plantations GO	5.000%	11/1/08	(3)	3,545	3,657
					20,993
South Carolina (0.7%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08		1,745	1,798
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09		2,245	2,332
South Carolina GO	5.500%	4/1/08		14,515	15,015
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/06	(ETM)	2,640	2,689
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/07	(ETM)	5,265	5,534
South Carolina Public Service Auth. Rev.	5.000%	1/1/07		5,000	5,042
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	10,790	11,572
					43,982
Tennessee (2.2%)
Knox County TN GO	5.000%	4/1/09		3,275	3,393
Memphis TN Electric System Rev.	5.000%	12/1/08	(4)	43,050	44,412
Memphis TN Electric System Rev.	5.000%	12/1/11	(1)	17,000	17,995
Memphis TN GO	4.000%	10/1/06		4,200	4,206
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/06		1,380	1,390
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/06		8,620	8,684
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07		4,380	4,478
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07		16,090	16,451
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08		3,925	4,047
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08		1,075	1,108

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	30,890	32,097
Shelby County TN GO	5.000%	4/1/08	4,550	4,661
Shelby County TN GO	5.000%	4/1/11 (2)	5,000	5,276
				148,198
Texas (8.8%)
Austin TX Public Improvement GO	5.250%	9/1/09	7,545	7,747
Brazos River Auth. Texas PCR
(Texas Util. Electric Co.) PUT	5.750%	11/1/11	5,695	6,031
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.750%	5/15/07	11,050	11,128
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	9,000	9,180
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/07 (2)	2,500	2,522
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/08 (2)	2,975	3,036
Conroe TX Independent School Dist. PUT	5.000%	8/15/08	14,355	14,846
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/07	12,750	12,941
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/06 (3)	2,150	2,168
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/07 (3)	3,000	3,068
El Paso TX GO	5.500%	8/15/07 (4)	6,860	7,015
El Paso TX GO	5.500%	8/15/08 (4)	2,465	2,562
El Paso TX Independent School Dist. GO	5.375%	8/15/08	5,000	5,183
Fort Worth TX GO	5.000%	3/1/07	2,500	2,527
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,394
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,671
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,444
Harlingen TX Independent School Dist. GO	5.500%	8/15/09 (Prere.)	4,000	4,214
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,282
Harris County TX Flood Control Dist. GO	5.250%	10/1/19	8,360	8,904
Harris County TX GO	0.000%	8/15/07 (3)	3,000	2,857
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.)	5.250%	2/15/07	3,000	3,034
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.)	5.250%	2/15/08	2,500	2,560
Harris County TX Toll Road Rev.	6.000%	8/1/09 (3)	4,750	5,073
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	5,000	5,242
Houston TX Airport System Rev.	6.000%	7/1/08 (4)	6,385	6,655
Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,632

		Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Houston TX Util. System Rev.	5.250%	11/15/11	(4)	4,425	4,728
Houston TX Util. System Rev.	5.000%	11/15/12	(4)	4,270	4,518
Houston TX Util. System Rev.	5.250%	5/15/16	(1)	10,000	10,642
Houston TX Water & Sewer System Rev.	0.000%	12/1/06	(2)	5,000	4,893
Houston TX Water & Sewer System Rev.	5.500%	12/1/07	(4)(ETM)	12,500	12,848
Klein TX Independent School Dist.
Unlimited Tax Schoolhouse GO	5.000%	8/1/11		2,050	2,163
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/07	(4)	3,000	3,069
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17	(2)	7,195	7,664
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	4.550%	11/1/06		38,970	39,074
North East TX Independent School Dist. GO	6.500%	10/1/06		4,350	4,401
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	7/1/08	(2)(Prere.)	365	375
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	7/1/08	(4)(Prere.)	100	103
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/08	(2)	4,635	4,747
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/08	(4)	5,900	6,042
Northside TX Independent School Dist. PUT	3.600%	8/1/09		12,100	11,963
Northside TX Independent School Dist. PUT	3.700%	8/1/10		10,000	9,866
Plano TX GO	5.250%	9/1/06		5,030	5,057
Plano TX Independent School Dist.	5.000%	2/15/08		6,300	6,441
Round Rock TX Independent School Dist. GO	0.000%	8/15/09	(1)	6,750	5,934
San Antonio TX Electric & Gas Rev.	5.650%	2/1/07	(Prere.)	10,740	11,004
San Antonio TX Electric & Gas Rev.	5.000%	2/1/08		14,000	14,301
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08		2,045	2,098
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08		10,000	10,257
San Antonio TX Electric & Gas Rev.	5.000%	2/1/09		7,400	7,638
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11		4,350	4,616
San Antonio TX GO	5.000%	2/1/07		4,545	4,589
San Antonio TX GO	5.000%	2/1/08		1,815	1,854
San Antonio TX GO	6.000%	8/1/08		2,145	2,248
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08	(2)	10,000	10,245
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13		3,000	3,173
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14		3,635	3,850
Spring TX Independent School Dist.
Schoolhouse GO PUT	5.000%	8/15/08	(4)	10,000	10,227
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,210	4,433
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,830	5,086

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev.	5.350%	3/1/33 (1)	8,190	8,370
Texas GO Public Finance Auth.	5.500%	10/1/06	4,000	4,031
Texas GO Public Finance Auth.	5.250%	10/1/07	15,240	15,569
Texas Public Building Auth. Building Rev.
Capital Appreciation	0.000%	8/1/07 (1)(ETM)	10,000	9,553
Texas TRAN	4.500%	8/31/06	50,000	50,123
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/07	1,765	1,770
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/08	3,000	3,072
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09	1,415	1,465
Texas Turnpike Auth.
Central Texas Turnpike System Rev.	5.000%	6/1/07	7,675	7,780
Texas Turnpike Auth.
Central Texas Turnpike System Rev.	5.000%	6/1/08	36,300	37,218
Texas Water Dev. Board Rev. VRDO	3.750%	5/1/06	33,425	33,425
Univ. of Houston TX Rev.	5.250%	2/15/08 (4)	5,435	5,578
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/07	5,000	5,083
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,500	2,598
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,610	2,712
				583,410
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/07 (4)	5,000	5,073
Salt Lake County UT GO	5.500%	12/15/07	5,870	6,040
Salt Lake County UT GO	5.000%	6/15/10	9,100	9,563
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)	5.000%	5/15/06	2,000	2,001
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	4,935
				27,612
Virginia (1.4%)
Loudoun County VA GO	5.250%	11/1/08	4,410	4,580
Roanoke VA IDA Hosp. Rev.
(Carilion Health System) VRDO	3.760%	5/1/06 (4)	4,500	4,500
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/07	5,185	5,237
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.500%	10/1/06	18,500	18,645
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.750%	10/1/07	8,150	8,384
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.000%	10/1/08	15,160	15,623
Virginia Housing Dev. Auth. Rev. PUT	3.050%	7/5/06	10,000	9,985
Virginia Public School Auth. Rev.	5.250%	8/1/07	5,185	5,284

	Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Public School Auth. Rev.	5.000%	8/1/08		4,075	4,189
Virginia Public School Auth. Rev.	5.250%	8/1/08		6,950	7,182
Virginia Public School Auth. Rev.	5.000%	8/1/09		2,000	2,078
Virginia Public School Auth. Rev.	5.000%	8/1/09		2,720	2,826
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,500	2,623
Virginia Public School Auth. Rev.	5.000%	8/1/10		2,865	3,006
Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,585
					95,727
Washington (3.1%)
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/08	(1)	1,250	1,285
Energy Northwest Washington
Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11		45,365	47,789
Energy Northwest Washington
Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12		2,500	2,641
Energy Northwest Washington
Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(4)	10,000	11,119
Energy Northwest Washington
Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(2)	9,000	10,007
King County WA Sewer Rev.	5.000%	1/1/07	(4)	5,000	5,044
King County WA Sewer Rev.	5.250%	1/1/08	(4)	5,000	5,124
Port of Seattle WA GO	5.000%	11/1/07	(4)	9,955	10,142
Port of Seattle WA GO	5.000%	11/1/08	(4)	6,055	6,233
Port of Seattle WA GO	5.000%	11/1/08	(4)	10,455	10,762
Port of Seattle WA Rev.	5.250%	9/1/07	(3)	3,000	3,055
Port of Seattle WA Rev.	5.500%	9/1/08	(3)	3,815	3,949
Port of Seattle WA Rev.	5.000%	3/1/11	(4)	8,275	8,704
Port of Seattle WA Rev.	5.000%	3/1/12	(4)	5,000	5,279
Seattle WA GO	5.000%	7/1/07	(ETM)	550	558
Seattle WA GO	5.000%	7/1/07		4,765	4,836
Seattle WA Muni. Light & Power Rev.	4.000%	12/1/06	(4)	5,000	5,011
Spokane WA Regional
Solid Waste Management System Rev.	6.500%	1/1/07	(2)	8,650	8,804
Washington GO	5.000%	1/1/07	(4)	8,605	8,682
Washington GO	5.500%	9/1/07		13,130	13,436
Washington GO	6.250%	9/1/07		4,285	4,424
Washington GO	5.500%	9/1/08	(4)	4,650	4,837
Washington GO	5.750%	9/1/08		4,000	4,179
Washington GO	6.250%	9/1/08		3,725	3,931

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/09	5,520	5,723
Washington GO	5.000%	7/1/12 (2)	11,530	12,219
				207,773
West Virginia (0.2%)
West Virginia GO	0.000%	11/1/06 (3)	6,850	6,724
West Virginia GO	5.500%	6/1/07 (4)	5,000	5,097
West Virginia GO	5.500%	6/1/08 (4)	3,000	3,109
				14,930
Wisconsin (1.1%)
Milwaukee WI GO	5.000%	8/1/08	2,525	2,595
Wisconsin GO	4.000%	5/1/06 (1)	16,820	16,821
Wisconsin GO	6.125%	11/1/06	7,210	7,299
Wisconsin GO	5.000%	5/1/08	8,055	8,254
Wisconsin GO	5.000%	5/1/09	13,745	14,236
Wisconsin GO	5.000%	5/1/10	5,160	5,394
Wisconsin GO	5.000%	5/1/12 (1)	15,775	16,696
Wisconsin Health & Educ. Fac. Auth. Rev.
(Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,294
				74,589
Total Municipal Bonds
(Cost $6,376,433)				6,311,702

			Shares
Temporary Cash Investment (4.0%)
2 Vanguard Municipal Cash Management Fund, 3.668%
(Cost $264,268)			264,268,158	264,268
Total Investments (98.8%)
(Cost $6,640,701)				6,575,970
Other Assets and Liabilities (1.2%)
Other Assets—Note B				147,500
Liabilities				(68,315)
				79,185
Net Assets (100%)				6,655,155

Limited-Term Tax-Exempt Fund

At April 30, 2006, net assets consisted of: [3]
Amount
($000)
Paid-in Capital	6,792,654
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(72,768)
Unrealized Depreciation	(64,731)
Net Assets	6,655,155

Investor Shares—Net Assets
Applicable to 195,075,846 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,076,588
Net Asset Value Per Share—Investor Shares	$10.65

Admiral Shares—Net Assets
Applicable to 430,112,963 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	4,578,567
Net Asset Value Per Share—Admiral Shares	$10.65

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $56,213,000, representing 0.8% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (95.4%)
Alabama (0.3%)
Alabama GO	5.250%	6/1/12	5,105	5,436
Alabama GO	5.250%	6/1/13	5,105	5,433
Alabama GO	5.250%	6/1/14	5,155	5,486
Alabama GO	5.250%	6/1/15	3,455	3,667
Courtland AL Dev. Board Pollution Control Rev.
(International Paper Co.)	5.000%	6/1/25	5,000	4,994
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	15,965
				40,981
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (1)	5,395	6,473
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	6,000	6,431
North Slope Borough AK GO	0.000%	6/30/10 (1)	8,000	6,782
				19,686
Arizona (1.6%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.790%	5/8/06 (1)	10,100	10,100
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,405
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,946
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	11,030	11,924
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (1)	10,000	10,546
Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	27,164
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	11,960	12,658
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,243
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,360
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	8,630	8,988
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,502
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,077
Maricopa County AZ USD	0.000%	1/1/07 (3)	6,000	5,853
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/09 (4)	4,795	4,983
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/10 (4)	2,500	2,588
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/11 (4)	3,000	3,102
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/12 (3)	9,645	10,301
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/13 (3)	5,000	5,340

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/14 (3)	6,820	7,284
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.950%	7/1/06 (Prere.)	6,600	6,625
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/14 (3)	4,215	4,560
Phoenix AZ GO	7.500%	7/1/08	5,000	5,386
Phoenix AZ Highway Rev. GO	9.250%	7/1/07	4,000	4,248
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/24	4,000	4,185
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/26	7,350	7,665
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/27	7,780	8,088
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/28	6,210	6,445
Tucson AZ GO	7.375%	7/1/13	4,500	5,425
Tucson AZ USD	7.500%	7/1/06 (3)	8,840	8,897
				212,888
California (11.8%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	28,000	29,270
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	29,930	31,238
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	17,000	17,715
California Dept. of Veteran Affairs Rev.	5.450%	12/1/19 (2)	1,665	1,667
California GO	5.700%	8/1/07	1,000	1,005
California GO	5.750%	8/1/08 (3)	855	859
California GO	6.300%	9/1/10	4,000	4,395
California GO	5.250%	10/1/13 (1)	6,115	6,636
California GO	5.250%	2/1/14	20,000	21,374
California GO	5.250%	11/1/14	10,000	10,688
California GO	5.000%	3/1/15	11,910	12,542
California GO	5.250%	11/1/15	10,225	10,922
California GO	6.000%	4/1/18	11,980	13,648
California GO	5.000%	12/1/18	8,665	9,009
California GO	5.000%	3/1/22 (2)	10,000	10,405
California GO	5.000%	3/1/23	38,920	40,181
California GO	5.000%	3/1/23	35,495	36,749
California GO	5.000%	6/1/23 (2)	10,000	10,381
California GO	5.125%	11/1/23	7,000	7,276
California GO	5.000%	3/1/24	30,390	31,390
California GO	5.000%	3/1/25	14,125	14,567
California GO	5.000%	8/1/26	9,000	9,261
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/06 (1)(Prere.)	1,135	1,163

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/06 (1)(ETM)	1,075	1,080
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/06 (1)	3,925	3,943
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/07 (1)	4,155	4,255
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,297
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,238
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,308
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,339
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/11	6,500	6,669
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/12	7,990	8,198
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/09	4,555	4,678
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/10	6,635	6,814
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/12	7,895	8,108
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/14	8,370	8,909
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/15	10,105	10,735
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/16	8,750	9,232
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/17	7,085	7,434
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/18	6,500	6,797
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/19	11,820	12,316
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/20	10,000	10,389
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/21	15,230	15,789
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/22	15,985	16,559
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/23	11,465	11,860

		Intermediate-Term Tax-Exempt Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/24	10,000	10,329
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/25	7,500	7,736
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/26	7,500	7,730
California State Dept. of Water
Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	40,497
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	77,880	85,761
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/12 (1)	8,000	8,715
California State Dept. of Water
Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	15,000	16,909
California State Dept. of Water
Resources Power Supply Rev.	6.000%	5/1/13	20,000	22,248
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/14 (2)	10,000	10,911
California State Dept. of Water
Resources Power Supply Rev.	5.500%	5/1/15 (2)	61,875	67,514
California State Econ. Recovery Bonds	5.000%	7/1/15	93,700	99,500
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,391
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09	995	1,020
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	1,445	1,491
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08	73,000	73,670
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	8,750	8,960
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	30,000	29,051
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.700%	6/1/09	55,000	55,887
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.900%	7/1/14	23,550	22,625
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/11 (1)	5,660	5,899
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/17 (1)	8,110	8,557
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,864
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,427
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	40,797
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,430
Long Beach CA Harbor Rev.	5.750%	5/15/13	7,630	8,148

Intermediate-Term Tax-Exempt Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	21,176
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/11 (2)	5,865	6,282
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/12 (2)	6,190	6,669
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/13 (2)	6,535	6,976
Los Angeles CA USD GO	5.250%	7/1/20 (4)	10,105	10,718
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	48,712
Los Angeles CA USD GO	5.000%	7/1/24 (1)	19,915	20,747
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10 (4)	51,070	56,593
Northern California Power Agency
(Hydroelectric Project)	6.200%	7/1/06 (1)	5,940	5,967
Northern California Power Agency
(Hydroelectric Project)	6.250%	7/1/07 (1)	6,685	6,885
Port of Oakland CA Rev.	5.250%	11/1/06 (3)	6,700	6,753
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,677
San Bernardino County CA Medical Center COP	7.000%	8/1/08 (1)	9,045	9,693
San Bernardino County CA Medical Center COP	7.000%	8/1/09 (1)	9,705	10,675
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (1)	10,525	11,858
San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,489
San Diego CA USD GO	5.500%	7/1/25 (4)	14,680	16,653
San Diego CA USD GO	5.500%	7/1/26 (4)	23,990	27,320
San Diego CA USD GO	5.500%	7/1/27 (4)	17,695	20,120
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/11 (1)	4,215	4,501
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/12 (1)	4,930	5,227
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/13 (1)	5,115	5,423
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/14 (1)	5,565	5,900
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/15 (1)	5,880	6,200
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/16 (1)	6,215	6,554
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/06 (1)	500	506
Univ. of California Rev.	5.000%	5/15/33 (2)	20,000	20,561
				1,561,190
Colorado (3.1%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	18,935	20,618
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,889
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,889
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,777

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,185	6,728
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	20,795	22,620
1 Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	25,185	27,395
Colorado Dept. of Transp. Rev.	5.375%	6/15/12 (Prere.)	8,500	9,255
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (1)	11,780	12,827
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (1)	14,500	15,877
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,608
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	5,949
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/09 (1)	2,965	3,076
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/10 (1)	1,740	1,804
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/11 (1)	3,415	3,530
Colorado Springs CO Util. System Rev.	5.000%	11/15/09	5,000	5,202
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,549
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,663
Denver CO City & County Airport Rev.	5.500%	11/15/10 (3)	10,000	10,617
Denver CO City & County Airport Rev.	5.500%	11/15/11 (3)	15,070	16,129
Denver CO City & County Airport Rev.	6.000%	11/15/11 (2)	14,895	16,127
Denver CO City & County Airport Rev.	5.625%	11/15/12 (3)	6,000	6,425
Denver CO City & County Airport Rev.	6.000%	11/15/12 (2)	10,460	11,308
Denver CO City & County Airport Rev.	5.500%	11/15/13 (3)	15,085	15,991
Denver CO City & County Airport Rev.	5.500%	11/15/14 (3)	35,820	37,817
Denver CO City & County Airport Rev.	5.500%	11/15/15 (3)	23,520	24,828
Denver CO City & County Airport Rev.	5.500%	11/15/16 (3)	10,000	10,526
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)(Prere.)	8,100	6,192
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)(ETM)	6,600	5,342
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)	8,000	6,459
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (1)	24,490	14,529
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	15,100	8,019
Northern Colorado Water Conservation Dist. Rev.	6.350%	12/1/07 (2)	4,155	4,300
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (3)	6,605	6,904
				412,769
Connecticut (1.1%)
Connecticut GO	5.300%	11/15/06	1,290	1,292
Connecticut GO	5.400%	11/15/07	685	686
Connecticut GO	5.000%	4/15/08	4,510	4,622
Connecticut GO	5.250%	6/15/08	7,000	7,223
Connecticut GO	5.000%	4/15/09	6,810	7,052

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,579
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,361
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	26,996
Connecticut GO	5.500%	12/15/11 (1)	9,000	9,784
Connecticut GO	5.125%	11/15/13	19,000	20,153
Connecticut GO	5.125%	11/15/13	5,675	6,020
Connecticut GO	5.500%	12/15/13	4,705	5,172
Connecticut GO	5.500%	12/15/14	8,700	9,605
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	7.125%	6/1/10	12,000	13,315
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,414
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,694
				151,968
District of Columbia (1.1%)
District of Columbia GO	5.500%	6/1/06 (4)	6,205	6,215
District of Columbia GO	5.300%	6/1/07 (2)(Prere.)	4,600	4,768
District of Columbia GO	5.375%	6/1/07 (2)(Prere.)	5,255	5,451
District of Columbia GO	5.500%	6/1/07 (4)(ETM)	1,265	1,290
District of Columbia GO	5.500%	6/1/07 (4)	2,195	2,237
District of Columbia GO	5.500%	6/1/07 (2)(Prere.)	5,750	5,972
District of Columbia GO	5.750%	6/1/07 (2)	340	341
District of Columbia GO	5.200%	6/1/08 (2)	4,390	4,519
District of Columbia GO	5.250%	6/1/08 (1)	7,855	8,094
District of Columbia GO	5.250%	6/1/08 (1)(ETM)	2,145	2,211
District of Columbia GO	5.500%	6/1/08 (4)	3,725	3,857
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,275	1,321
District of Columbia GO	5.500%	6/1/08 (2)	10,000	10,355
District of Columbia GO	5.500%	6/1/09 (4)(Prere.)	1,890	2,003
District of Columbia GO	5.500%	6/1/10 (4)	15,000	15,969
District of Columbia GO	5.500%	6/1/10 (2)	10,490	11,168
District of Columbia GO	5.750%	6/1/10 (1)	15,465	16,603
District of Columbia GO	6.000%	6/1/11 (1)	6,550	7,190
District of Columbia GO	5.500%	6/1/12 (4)	4,630	4,878
District of Columbia GO	0.000%	6/1/13 (1)	10,945	8,102
District of Columbia GO	0.000%	6/1/14 (1)	16,650	11,673
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/07 (1)(ETM)	2,985	3,068

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/08 (1)(ETM)	3,160	3,311
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/10 (1)(ETM)	2,555	2,769
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/12 (1)(ETM)	2,995	3,328
				146,693
Florida (4.3%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/09	15,885	16,555
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09	2,000	2,084
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/10	21,330	22,202
Broward County FL School Board COP	5.250%	7/1/20 (1)	4,155	4,385
Florida Board of Educ. Capital Outlay	6.000%	6/1/06	6,605	6,619
Florida Board of Educ. Capital Outlay	5.250%	1/1/08 (Prere.)	15,775	16,321
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	5,000	5,134
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	4,530	4,949
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,143
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,188
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,387
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,368
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (3)	5,800	6,033
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (3)	10,840	11,262
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (3)	11,410	11,852
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (3)	7,150	7,700
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (3)	7,860	8,572
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,765
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (1)	6,000	6,393
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (3)	3,700	3,973
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	10,240	10,852
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (3)	5,000	5,332
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (3)	6,000	6,440
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,845	13,514
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	13,390	14,076
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/09 (4)	18,580	19,302

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/09 (1)	14,330	14,887
Florida Dept. of Environmental Protection &
Preservation Rev.	5.750%	7/1/10 (3)	3,615	3,896
Florida Dept. of Environmental Protection &
Preservation Rev.	5.375%	7/1/13 (1)	7,645	8,285
Florida Dept. of Environmental Protection &
Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,048
Florida Dept. of Transp.	5.250%	7/1/15	4,000	4,205
Florida Division Board Financial Dept.
of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,813
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,234
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,345
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (3)	2,185	2,270
Florida Turnpike Auth. Rev.	5.000%	7/1/16 (4)	10,000	10,541
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,425	4,667
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	4,645	4,887
Florida Turnpike Auth. Rev.	5.000%	7/1/25 (2)	5,885	6,142
Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev.	5.250%	10/1/11 (3)	10,415	10,845
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20	1,000	1,023
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20	1,000	1,023
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21	1,100	1,123
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21	1,000	1,021
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22	1,000	1,017
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22	1,000	1,017
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23	500	506
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23	1,500	1,519
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/27	10,000	10,060
Hillsborough County FL School Board COP	5.500%	7/1/14 (1)	4,370	4,785
Hillsborough County FL Util. Rev.	5.500%	8/1/13 (2)	10,000	10,954
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/19 (1)	5,000	5,231

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/20 (1)	5,000	5,219
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (3)	3,045	3,340
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,202
Miami-Dade County FL School Board COP	5.250%	8/1/09 (2)	11,320	11,793
Miami-Dade County FL School Board COP	5.250%	8/1/10 (2)	12,140	12,626
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,430
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	3,155	3,297
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,606
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,216
Orange County FL School Board COP	5.000%	8/1/23 (3)	9,000	9,358
Orange County FL School Board COP	5.000%	8/1/24 (3)	4,000	4,153
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	13,100
Orange County FL Tourist Dev. Rev.	5.000%	10/1/28 (2)	13,125	13,604
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/08 (2)	11,745	12,066
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,291
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	10,000	10,809
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	5,000	5,421
Palm Beach County FL School Board COP	6.000%	8/1/06 (2)	6,480	6,517
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	10,641
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.250%	11/15/11 (1)	3,000	3,153
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,350	16,034
				564,621
Georgia (2.9%)
Atlanta GA Airport Fac. Rev.	0.000%	1/1/10 (1)	32,540	26,626
Atlanta GA Airport Fac. Rev.	6.000%	1/1/11 (3)	7,000	7,524
Atlanta GA Airport Fac. Rev.	6.125%	1/1/12 (3)	7,500	8,051
Atlanta GA Airport Fac. Rev.	6.250%	1/1/14 (3)	5,000	5,388
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	11,930	12,820
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (3)	5,000	5,362
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	9,000	9,205
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (3)	10,000	10,640
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (3)	10,000	10,738
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	37,375	37,621
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/25	17,590	19,431
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/26	21,310	23,581
Fulton County GA COP	5.750%	11/1/11 (2)	6,000	6,527

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fulton County GA COP	6.000%	11/1/12 (2)	5,985	6,576
Fulton County GA COP	6.000%	11/1/13 (2)	6,325	6,950
Fulton County GA COP	6.000%	11/1/14 (2)	4,675	5,137
Fulton County GA School Dist. GO	6.375%	5/1/10	15,000	15,984
Georgia GO	7.250%	9/1/06	7,860	7,954
Georgia GO	7.000%	11/1/06	16,780	17,059
Georgia GO	6.250%	8/1/07	5,500	5,673
Georgia GO	6.750%	8/1/07	6,100	6,327
Georgia GO	7.400%	8/1/07 (ETM)	325	340
Georgia GO	7.400%	8/1/07	10,875	11,361
Georgia GO	7.000%	11/1/07	17,960	18,819
Georgia GO	7.400%	8/1/08	5,730	6,179
Georgia GO	7.400%	8/1/08 (ETM)	170	183
Georgia GO	7.100%	9/1/09	7,900	8,726
Georgia GO	7.450%	1/1/10	4,000	4,502
Georgia GO	6.250%	8/1/10	7,800	8,569
Georgia GO	6.750%	9/1/10	8,000	8,955
Georgia GO	5.700%	7/1/11	4,470	4,887
Georgia GO	5.750%	9/1/11	2,500	2,745
Georgia GO	5.400%	4/1/13	7,525	8,216
Georgia GO	5.000%	9/1/19	7,580	8,026
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,093
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,418
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,688
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.)	6.650%	1/1/08 (1)	9,220	9,649
				385,530
Hawaii (2.0%)
Hawaii Airport System Rev.	5.750%	7/1/10 (3)	10,780	11,511
Hawaii Airport System Rev.	6.375%	7/1/12 (3)	9,140	10,033
Hawaii Airport System Rev.	6.900%	7/1/12 (ETM)	20,195	22,406
Hawaii Airport System Rev.	5.750%	7/1/13 (3)	23,000	24,564
Hawaii Airport System Rev.	5.750%	7/1/14 (3)	12,510	13,361
Hawaii Airport System Rev.	5.750%	7/1/15 (3)	19,450	20,717
Hawaii GO	5.625%	9/1/09 (4)(Prere.)	3,510	3,746
Hawaii GO	6.000%	12/1/09 (3)	3,550	3,815
Hawaii GO	5.750%	10/1/10 (1)(Prere.)	115	124

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,000	2,170
Hawaii GO	6.000%	11/1/10 (4)	10,000	10,914
Hawaii GO	5.750%	10/1/11 (1)	2,095	2,259
Hawaii GO	5.375%	8/1/12 (3)	14,200	15,226
Hawaii GO	5.375%	8/1/12 (3)	14,490	15,509
Hawaii GO	5.625%	9/1/12 (4)	1,490	1,586
Hawaii GO	5.750%	10/1/12 (1)	2,130	2,294
Hawaii GO	5.375%	8/1/13 (3)	14,700	15,712
Hawaii GO	5.375%	8/1/13 (3)	16,595	17,738
Hawaii GO	5.375%	8/1/14 (3)	11,650	12,452
Hawaii GO	5.375%	8/1/14 (3)	17,985	19,223
Hawaii GO	5.750%	2/1/15 (4)	5,000	5,585
Hawaii GO	5.000%	10/1/22 (1)	7,000	7,283
Hawaii GO	5.000%	10/1/23 (1)	5,000	5,191
Honolulu HI City & County GO	6.000%	1/1/08	5	5
Honolulu HI City & County GO	8.000%	10/1/09 (ETM)	3,620	4,104
Honolulu HI City & County GO	5.000%	7/1/23 (1)	10,000	10,402
				257,930
Illinois (3.4%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	26,000	20,663
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (3)	32,670	24,706
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/13	5,540	5,891
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/14	13,425	14,215
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/15	7,150	7,539
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/17	15,715	16,487
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/06	4,450	4,508
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,224
Chicago IL O’Hare International Airport Rev.	5.500%	1/1/09 (2)	15,890	16,500
Chicago IL O’Hare International Airport Rev.	5.500%	1/1/14 (2)	13,540	14,240
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,896
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,167
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,468
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,372
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	5,131
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	4,936
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison)	4.400%	12/1/06 (2)	25,000	25,093
Illinois Dev. Finance Auth. Rev.
(Chicago Horticultural Society) VRDO	3.820%	5/8/06 LOC	20,000	20,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/07	10,000	10,128
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.050%	1/1/10	9,750	9,986
Illinois GO	5.000%	10/1/10	9,000	9,441
Illinois GO	5.375%	7/1/12 (1)(Prere.)	5,500	5,947
Illinois GO	5.250%	10/1/12	14,000	15,019
Illinois GO	5.500%	8/1/13 (1)	14,005	15,304
Illinois GO	5.375%	7/1/14 (1)	5,000	5,367
Illinois GO	5.250%	10/1/14	40,000	42,812
Illinois GO	5.500%	8/1/17 (1)	7,500	8,053
Illinois GO	5.500%	8/1/18 (1)	6,000	6,443
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/10 (1)	5,000	5,184
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/11 (1)	4,000	4,139
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/12 (1)	4,280	4,426
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	5,895	6,503
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	945	1,042
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	3,225	3,705
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	1,030	1,183
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,250	4,630
Illinois Sales Tax Rev.	6.125%	6/15/14	6,850	7,448
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (2)	25,000	27,231
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16 (1)	8,330	5,143
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (3)	39,340	21,103
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (1)	32,515	13,897
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24 (1)	15,895	6,450
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (1)	15,270	9,756
				447,376
Indiana (0.0%)
Indiana Muni. Power Agency Rev.	5.875%	1/1/10 (1)	4,500	4,816

Kentucky (0.8%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,781
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,628

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,397
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,631
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (1)(Prere.)	5,000	5,383
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	10,901
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	29,274
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,455
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.750%	7/1/12 (4)	4,495	4,859
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.750%	7/1/13 (4)	4,755	5,117
				105,426
Louisiana (1.5%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (3)	6,200	6,584
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30 (3)	46,465	47,616
Louisiana GO	7.750%	8/1/06 (1)	10,970	11,081
Louisiana GO	5.250%	4/15/08 (4)(Prere.)	11,395	11,832
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	17,865	19,334
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	8,500	9,199
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	18,825	20,373
Louisiana GO	5.500%	5/15/12 (3)	12,660	13,487
Louisiana GO	5.500%	5/15/13 (3)	5,345	5,671
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.375%	7/1/08 (1)(Prere.)	4,990	5,205
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/21 (2)	20,000	20,820
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/22 (2)	14,160	14,729
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/23 (2)	10,000	10,377
				196,308
Maryland (0.4%)
Maryland GO	5.500%	7/15/09	16,490	17,410
Maryland GO	5.500%	3/1/16	8,035	8,943
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/15	3,915	4,064
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/16	2,980	3,081
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	4,000	4,471
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/13	7,800	8,334
				46,303

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (8.5%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	5,785	6,260
Chelsea MA GO	5.500%	6/15/09 (2)	3,000	3,161
Chelsea MA GO	5.500%	6/15/11 (2)	5,000	5,217
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,214
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	7,682
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	13,000	13,895
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23	10,000	10,692
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24	10,000	10,719
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	10,525	11,934
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (1)	5,000	5,669
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/28	10,000	11,060
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29	5,000	5,528
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30	8,500	9,406
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (1)	16,670	18,050
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (1)	7,340	7,943
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (1)	8,310	8,993
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (1)	3,500	3,792
Massachusetts GAN	5.125%	6/15/10	10,755	11,203
Massachusetts GAN	5.250%	6/15/10	23,675	24,734
Massachusetts GAN	5.125%	12/15/10	5,000	5,208
Massachusetts GAN	5.250%	12/15/10	26,275	27,378
Massachusetts GAN	5.125%	6/15/11	8,555	8,898
Massachusetts GAN	5.250%	6/15/11	15,000	15,630
Massachusetts GAN	5.250%	12/15/11	14,820	15,442
Massachusetts GAN	5.750%	12/15/11	20,000	21,624
Massachusetts GAN	5.750%	6/15/12	11,280	12,156
Massachusetts GAN	5.125%	12/15/12	5,000	5,194
Massachusetts GAN	5.125%	6/15/13	5,000	5,194
Massachusetts GAN	5.750%	6/15/13	10,000	10,776
Massachusetts GO	5.125%	11/1/06 (Prere.)	10,500	10,679
Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	5,905
Massachusetts GO	5.750%	6/1/10 (Prere.)	10,000	10,751
Massachusetts GO	5.500%	11/1/16	25,000	27,515
Massachusetts GO	5.500%	11/1/16 (1)	75,000	82,946
Massachusetts GO	5.500%	11/1/16 (2)	50,000	55,297

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,771
Massachusetts GO	5.500%	11/1/17 (1)	20,000	22,203
Massachusetts GO	5.500%	10/1/18	10,000	11,084
Massachusetts GO	5.250%	8/1/21	10,000	10,925
Massachusetts GO	5.250%	8/1/21 (2)	19,985	21,927
Massachusetts GO	5.250%	8/1/22	20,000	21,909
Massachusetts GO	5.250%	8/1/23	20,000	21,937
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/09 (1)	4,215	4,368
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/10 (1)	4,440	4,608
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/11 (1)	4,670	4,832
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/12 (1)	1,850	1,914
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	10,000	10,918
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,845
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,682
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.790%	5/8/06	3,990	3,990
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12 (1)	22,865	24,453
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13 (1)	20,000	21,411
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	42,957
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,087
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,313
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (3)	5,000	5,445
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (3)	32,360	36,873
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (3)	11,075	12,631
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,565	2,667
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,360	2,454
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09	435	452
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	970	1,045
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,510	1,627
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,255
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,256

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	3,835	4,131
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	863
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,922
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11	3,180	3,422
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	307
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12	4,945	5,322
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13	3,835	4,127
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	145
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	27,360	30,015
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	7,631
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	11,805	12,980
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	30,220	33,379
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	37,515	43,791
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	11,135	11,762
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22 (2)	27,710	29,243
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23 (2)	29,865	31,431
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24 (2)	19,920	20,945
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25 (2)	6,380	6,696
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26 (2)	6,710	7,029
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	13,025	13,479
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	26,911
				1,126,115
Michigan (2.4%)
Detroit MI Sewer System Rev.	0.000%	7/1/16 (3)	7,500	4,731
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	31,165	32,412
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/06 (2)	13,500	13,710
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/06 (2)	10,175	10,333
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07 (2)	5,000	5,195
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07 (2)	6,070	6,307
Michigan Building Auth. Rev.	5.375%	10/15/07 (Prere.)	5,880	6,076
Michigan Building Auth. Rev.	6.000%	10/15/07 (ETM)	9,000	9,293
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	9,141
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,509
Michigan Building Auth. Rev.	5.500%	10/15/12	6,695	7,198
Michigan Building Auth. Rev.	5.250%	10/15/13	2,500	2,607
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	12,950
Michigan Building Auth. Rev.	5.500%	10/15/13	6,000	6,451
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,107
Michigan Building Auth. Rev.	5.500%	10/15/14	10,000	10,752

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,091
Michigan Building Auth. Rev.	5.500%	10/15/15	5,000	5,376
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,672
Michigan GO	5.500%	11/1/09 (Prere.)	5,120	5,411
Michigan GO	5.500%	11/1/09 (Prere.)	5,395	5,702
Michigan GO	5.500%	12/1/13	6,125	6,722
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/06 (ETM)	3,340	3,365
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/07 (ETM)	3,910	4,006
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	10,840	11,316
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,180
Michigan Hosp. Finance Auth. Rev.
(Sparrow Obligated Group)	5.000%	11/15/26 (1)	13,115	13,519
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.750%	10/1/10 (Prere.)	10,390	11,313
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,680	8,400
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	10,740	11,746
Wayne Charter County MI Airport Rev.	5.250%	12/1/10 (1)	12,000	12,478
Wayne Charter County MI Airport Rev.	5.250%	12/1/12 (1)	15,270	15,804
				312,873
Minnesota (1.1%)
Minnesota GO	5.000%	8/1/08	12,965	13,340
Minnesota GO	5.000%	10/1/12	28,800	30,711
Minnesota GO	5.000%	11/1/12	21,920	23,385
Minnesota GO	5.000%	10/1/13	35,445	37,889
Minnesota GO	5.000%	11/1/13	28,270	30,234
Northern Minnesota Muni. Power Agency
Electric System Rev.	5.250%	1/1/12 (4)	6,000	6,324
Western Minnesota Muni. Power Agency	5.375%	1/1/08 (2)	5,645	5,799
				147,682
Mississippi (0.7%)
Mississippi GO	6.500%	9/1/06	5,125	5,172
Mississippi GO	6.000%	12/1/06	6,380	6,463
Mississippi GO	6.000%	11/1/09 (Prere.)	9,725	10,427
Mississippi GO	6.000%	11/1/09 (Prere.)	9,225	9,891
Mississippi GO	5.750%	11/1/10 (Prere.)	5,205	5,628

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi GO	5.750%	11/1/10 (Prere.)	4,665	5,044
Mississippi GO	5.750%	11/1/10 (Prere.)	4,825	5,217
Mississippi GO	5.750%	11/1/10 (Prere.)	5,540	5,990
Mississippi GO	5.750%	11/1/10 (Prere.)	7,860	8,499
Mississippi GO	5.750%	12/1/11	6,000	6,557
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,440
Mississippi GO	5.500%	12/1/16	8,435	9,283
Mississippi GO	5.500%	12/1/17	4,000	4,404
Mississippi GO	5.250%	11/1/22	8,245	9,092
				97,107
Missouri (0.6%)
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09	10,640	11,168
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,552
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,733
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,614
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,829
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,780	4,029
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/13	3,000	3,232
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/14	3,430	3,695
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/16	2,000	2,151
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/17	11,410	12,068
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/13 (1)	11,560	12,413
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/14 (1)	10,260	10,972
				77,456
Montana (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/09 (1)	3,330	3,449
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/10 (1)	2,445	2,535
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/11 (1)	4,980	5,148
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/12 (1)	2,725	2,817
				13,949

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska (0.6%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	6,130	6,342
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	3,980	4,118
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	1,825	1,888
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	41,000	42,420
Nebraska Public Power Dist. Rev.	5.250%	1/1/10 (1)	5,360	5,539
Nebraska Public Power Dist. Rev.	5.250%	1/1/11 (1)	2,045	2,112
Nebraska Public Power Dist. Rev.	5.250%	1/1/12 (1)	1,020	1,053
Nebraska Public Power Dist. Rev.	5.250%	1/1/13 (1)	10,565	10,903
				74,375
Nevada (1.9%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (1)	8,470	8,804
Clark County NV Airport Improvement Rev.	5.250%	7/1/12 (1)	4,225	4,374
Clark County NV GO	7.500%	6/1/06 (2)	3,575	3,587
Clark County NV GO	5.500%	12/1/06 (3)(Prere.)	6,365	6,496
Clark County NV GO	5.600%	12/1/06 (3)(Prere.)	7,175	7,326
Clark County NV GO	5.625%	12/1/06 (3)(Prere.)	7,450	7,608
Clark County NV GO	8.000%	6/1/08 (2)	5,285	5,726
Clark County NV GO	8.000%	6/1/08 (2)	4,590	4,973
Clark County NV GO	7.500%	6/1/09 (2)	5,710	6,316
Clark County NV GO	7.500%	6/1/09 (2)	1,115	1,233
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/10 (1)	6,435	6,702
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/11 (1)	9,445	9,825
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/12 (1)	8,295	8,624
Clark County NV School Dist. GO	5.600%	6/15/06 (3)(Prere.)	9,640	9,759
Clark County NV School Dist. GO	5.900%	6/15/06 (3)(Prere.)	10,000	10,127
Clark County NV School Dist. GO	5.500%	6/15/07 (3)(Prere.)	16,325	16,810
Clark County NV School Dist. GO	5.625%	6/15/07 (3)(Prere.)	10,000	10,310
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	29,765	32,141
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	28,385	30,650
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	5,265
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	4,500	4,839
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	5,000	5,376
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,746
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20 (3)	5,660	5,908
Nevada GO	6.000%	5/15/10	6,680	7,219
Nevada GO	5.250%	5/15/11	6,000	6,169

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,731
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13 (4)	4,790	5,146
				247,790
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/21	25,800	26,827
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/21 (2)	21,600	22,640
New Hampshire IDA	5.900%	8/1/18	7,000	7,313
				56,780
New Jersey (8.8%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,000	6,770
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	3,500	3,969
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30 (1)	10,000	11,344
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	140,220	164,205
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	4,000	4,322
New Jersey Econ. Dev. Auth.
Market Transition Fac. Rev.	5.000%	7/1/08 (1)	17,000	17,461
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	26,019
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	14,678
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	12,428
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (1)	81,630	92,226
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	60,000	67,919
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	20,581
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/08 (4)	10,520	10,883
New Jersey GO	6.000%	7/15/06	3,300	3,316
New Jersey GO	5.500%	8/1/11	3,500	3,780
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,014
New Jersey GO	5.250%	7/1/15 (4)	50,000	54,118
New Jersey GO	5.250%	7/15/15 (2)	9,000	9,742
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/10 (1)	8,050	8,421
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/11 (1)	8,230	8,590
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/12 (1)	2,000	2,079
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/14 (1)	2,850	2,963
New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	13,327
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	15,893

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	25,000	27,010
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	28,470	30,759
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	10,752
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	5,000	5,472
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/07 (Prere.)	34,660	36,216
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/07 (Prere.)	37,000	38,661
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)(ETM)	7,510	8,465
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)	12,490	13,994
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	19,720	21,914
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	30,000	33,338
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	20,000	22,225
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	10,280	11,424
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)(ETM)	7,510	8,765
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)	12,490	14,518
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	16,400	17,744
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	83,500	93,231
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	25,000	28,945
New Jersey Turnpike Auth. Rev.	6.500%	1/1/09 (2)(ETM)	23,200	24,826
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	3,440	3,661
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	12,775	13,594
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(ETM)	7,475	7,986
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)	27,745	29,642
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	5,000	5,681
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	10,000	11,069
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	12,035	13,310
New Jersey Turnpike Auth. Rev.	5.250%	1/1/28 (4)	12,000	13,272
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	5,000	5,529
Rutgers State Univ. New Jersey	6.400%	5/1/13	4,675	5,165
				1,159,216
New Mexico (0.9%)
Farmington NM PCR
(Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	30,000	29,596
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (1)	30,525	32,495
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	28,000	29,788
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	17,516
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	13,841
				123,236

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (8.5%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,716
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,134
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,307
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	6,000	6,354
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/12 (1)	25,195	26,052
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,183
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (1)(Prere.)	8,100	8,604
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	10/1/10 (1)(Prere.)	4,500	4,833
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	17,385
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	10,000	10,546
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	49,116
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	20,938
Muni. Assistance Corp. for New York City NY	6.000%	7/1/06	7,000	7,027
Muni. Assistance Corp. for New York City NY	5.000%	7/1/08	10,000	10,277
Muni. Assistance Corp. for New York City NY	6.000%	7/1/08	10,000	10,457
New York City NY GO	5.700%	8/1/06 (Prere.)	4,605	4,697
New York City NY GO	5.900%	8/1/06 (Prere.)	2,880	2,939
New York City NY GO	5.900%	8/1/06 (Prere.)	4,750	4,847
New York City NY GO	5.875%	8/15/06 (3)(Prere.)	7,000	7,148
New York City NY GO	5.700%	8/1/07	5,195	5,295
New York City NY GO	5.900%	8/1/09	3,245	3,309
New York City NY GO	5.250%	8/1/10	27,000	28,454
New York City NY GO	5.250%	8/1/11	30,000	31,873
New York City NY GO	5.250%	8/1/13	18,015	19,300
New York City NY GO	5.750%	8/1/13 (2)	8,500	9,339
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,574
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19	7,500	8,016
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/28 (1)	10,000	10,355
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	5,000	5,144
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	13,025
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	12,000	12,504
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08 (Prere.)	3,550	3,677
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08 (Prere.)	6,375	6,603
New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/08 (Prere.)	2,000	2,091
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,570	7,946

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	4,000	4,199
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,245	7,605
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/09 (3)(Prere.)	5,195	5,452
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	12,585	13,260
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	5,000	5,268
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/09 (3)(Prere.)	14,740	15,795
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10 (Prere.)	3,500	3,752
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	4,365	4,717
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	5,960	6,441
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	6,000	6,532
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	14,000	14,964
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	5,000	5,322
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	5,000	5,326
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	1,170	1,232
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	70	74
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09 (Prere.)	315	330
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09 (Prere.)	9,685	10,130
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.500%	2/15/10 (Prere.)	1,785	1,913
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.500%	2/15/12	4,160	4,438
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/12	2,235	2,353
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (1)(Prere.)	4,090	4,436
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	11,500	12,445
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	14,645	15,955
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,467
New York State Dormitory Auth. Rev.
(Jewish Medical Center)	5.250%	7/1/10 (1)	4,000	4,156
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/08 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	2/15/11 (1)	7,365	7,637
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/23 (3)	6,415	6,683
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/24 (3)	6,740	7,012

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23	5,000	5,211
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	8,740	9,952
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/10 (4)	4,500	4,655
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	6,000	6,211
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (4)	6,285	6,506
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,182
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/08 (1)(Prere.)	14,500	15,148
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/10 (2)	3,920	4,133
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/11 (2)	3,610	3,797
New York State Power Auth. Rev.	5.250%	11/15/17	20,710	22,096
New York State Power Auth. Rev.	5.250%	11/15/18	35,425	37,795
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	20,827
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/07 (2)(Prere.)	10,000	10,341
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/10 (4)(ETM)	6,725	7,354
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/11 (3)	4,000	4,145
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/12 (3)	6,220	6,445
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/12 (1)	20,000	21,716
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.500%	3/15/12 (1)(Prere.)	3,000	3,269
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (1)	23,030	25,958
Niagara County NY IDA
Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	16,728
Onondaga County NY PCR
(Anheuser-Busch Cos., Inc.)	6.625%	8/1/06	10,000	10,070
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/07	4,900	4,973
Port Auth. of New York & New Jersey Rev.	5.500%	9/15/08 (3)	5,810	5,900
Port Auth. of New York & New Jersey Rev.	5.250%	7/15/10	11,095	11,477
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/15	10,000	10,259
Port Auth. of New York & New Jersey Rev.	5.000%	12/1/29	29,405	30,469
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	10,660	11,888
Tobacco Settlement Asset Securitization Corp. Inc.
New York	4.750%	6/1/22	50,000	49,170
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10 (ETM)	55,325	59,799

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	19,290	20,384
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	12,000	13,054
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	20,000	21,338
				1,125,214
North Carolina (2.4%)
Cumberland County NC Hosp. Fac. Rev.
(Cape Fear Hosp.)	5.250%	10/1/19	10,000	10,302
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	26,407
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,810
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	26,573
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	16,114
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,206
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,157
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	4,932
North Carolina GO	5.250%	6/1/11	10,375	11,116
North Carolina Medical Care Comm. Hosp.
(Moses Cone Health System) VRDO	3.770%	5/8/06	25,000	25,000
North Carolina Muni. Power Agency Rev.	5.250%	1/1/09 (1)	8,500	8,821
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,671
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,170
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (1)	69,720	73,731
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (1)	38,600	40,759
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (1)	10,000	10,539
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,142
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,588
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,624
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,343
				312,005
Ohio (2.3%)
Cincinnati OH GO	5.250%	12/1/15 (4)	14,710	15,757
Cincinnati OH GO	5.250%	12/1/16 (4)	9,185	9,801
Cincinnati OH GO	5.250%	12/1/17 (4)	5,000	5,331
Cincinnati OH GO	5.250%	12/1/18 (4)	8,150	8,684
Cleveland OH Airport System Rev.	5.250%	1/1/09 (4)	8,535	8,818
Cleveland OH Airport System Rev.	5.250%	1/1/10 (4)	9,010	9,403
Cleveland OH Airport System Rev.	5.250%	1/1/12 (4)	5,000	5,201
Cleveland OH GO	5.500%	8/1/08 (1)	6,295	6,539
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	3,255	3,368
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	1,160	1,200
Cleveland OH Water Works Rev.	5.250%	1/1/09 (4)	1,340	1,386

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)	3,745	3,870
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,705
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,335
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,118
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,310
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,421
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,262
Montgomery County OH Rev.
(Catholic Health Initiative)	5.000%	5/1/30	20,000	20,316
Ohio Building Auth. Rev.
(Administration Building Fund)	5.500%	10/1/13 (4)	6,605	7,119
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/07 (2)(Prere.)	4,605	4,721
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/07 (2)(Prere.)	5,055	5,199
Ohio Building Auth. Rev. (State Correctional Fac.)	5.800%	10/1/06	4,360	4,399
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/07 (2)(Prere.)	5,375	5,529
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/07 (2)(Prere.)	5,485	5,642
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/07 (2)(Prere.)	3,710	3,824
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/07	2,500	2,575
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,391
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,233
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,036
Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,417
Ohio GO	7.625%	8/1/10	3,510	4,030
Ohio GO	5.375%	2/1/11 (Prere.)	5,000	5,346
Ohio GO	5.375%	2/1/11 (Prere.)	3,485	3,726
Ohio GO	5.375%	2/1/11 (Prere.)	5,500	5,880
Ohio GO	5.375%	2/1/11 (Prere.)	7,255	7,756
Ohio GO	5.375%	2/1/11 (Prere.)	7,645	8,173
Ohio GO	5.250%	8/1/13 (4)	12,435	13,443
Ohio GO	5.500%	8/1/13	2,945	3,226
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/07	5,000	5,101
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	3,973
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,201
Ohio Housing Finance Agency Mortgage Rev.	5.450%	9/1/31	9,645	9,779
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/32	5,395	5,488
Ohio Infrastructure Improvement GO	5.000%	9/1/24	8,720	9,080

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/21	5,540	6,233
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/21	5,555	6,266
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (3)	2,700	2,925
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (3)	1,000	1,082
				297,618
Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,600	8,437
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	15,070	15,665
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,465
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	20,858
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/28 (2)	17,920	18,559
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/29 (2)	13,930	14,416
Oklahoma Turnpike Auth.	5.500%	1/1/09 (3)	6,000	6,271
				96,671
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/09	7,715	8,047
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/10	9,955	10,517
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/12	2,955	3,201
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/13	5,580	6,015
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/14	5,825	6,259
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/15	4,395	4,706
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	3,000	3,189
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	8,715	9,264
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,500	2,658
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	8,049
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.000%	7/1/13 (3)	2,520	2,582
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/14 (2)	5,325	5,554
Portland OR Sewer System Rev.	6.000%	6/1/07 (3)	5,600	5,738
				75,779
Pennsylvania (3.0%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (1)	14,050	14,643
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (1)	10,000	10,415

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.100%	1/1/07	7,955	8,058
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.000%	1/1/09	5,355	5,571
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	3,000	3,491
Pennsylvania GO	5.250%	2/1/08	15,440	15,848
Pennsylvania GO	6.000%	7/1/08	8,220	8,611
Pennsylvania GO	5.000%	9/15/08	7,150	7,363
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,870
Pennsylvania GO	5.000%	7/1/14 (1)	5,850	6,196
Pennsylvania GO	5.000%	1/1/22	37,805	39,605
Pennsylvania GO	5.000%	1/1/23	39,695	41,489
Pennsylvania GO	5.000%	1/1/25	23,760	24,796
Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/06 (1)	4,375	4,403
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,609
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,881
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,182
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/24	2,055	2,065
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/11 (3)	10,000	10,421
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/12 (3)	6,660	6,932
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/13 (3)	5,000	5,204
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	3,004
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	2,125	2,219
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,278
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	1,905	1,989
Philadelphia PA Airport Parking Auth.	5.250%	9/1/10 (2)	4,875	5,001
Philadelphia PA Gas Works Rev.	5.500%	7/1/07 (4)	8,025	8,185
Philadelphia PA Gas Works Rev.	5.500%	7/1/09 (4)	10,820	11,191
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,472
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,137
Philadelphia PA GO	5.125%	5/15/09 (3)	2,000	2,081
Philadelphia PA GO	5.250%	3/15/10 (4)	1,755	1,839
Philadelphia PA GO	5.125%	5/15/10 (3)	11,695	12,258

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.250%	3/15/11 (4)	3,610	3,777
Philadelphia PA GO	5.125%	5/15/11 (3)	12,290	12,839
Philadelphia PA GO	5.250%	3/15/12 (4)	3,000	3,135
Philadelphia PA GO	5.125%	5/15/12 (3)	4,975	5,190
Philadelphia PA GO	5.125%	5/15/13 (3)	5,000	5,216
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (3)	4,695	4,873
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	11,829
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,337
Philadelphia PA School Dist. GO	6.250%	9/1/06 (2)	2,000	2,017
Philadelphia PA School Dist. GO	6.250%	9/1/08 (2)	4,000	4,221
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,920	4,082
Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,239
Philadelphia PA School Dist. GO	5.500%	8/1/12 (3)	10,815	11,739
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/07 (1)	5,000	5,154
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.850%	12/1/20	4,860	5,189
				397,144
Puerto Rico (2.7%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (1)	35,430	37,292
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,263
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (1)	38,245	40,195
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (1)	24,790	26,054
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	17,800	19,558
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	9,198
Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,480
Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,500
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/06	11,166	11,143
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (1)	2,835	3,161
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (1)	7,220	8,229
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (1)	5,590	6,478
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,551
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,580	8,329
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	4,000	4,301
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,646
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	39,846
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	26,802
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	7,061
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	6,430	7,123
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	25,000	26,026

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	17,110	20,625
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	25,000	26,650
				356,511
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	20,227
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	8,385	8,899
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,487
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,172
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,343
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,371
Rhode Island GO	6.000%	8/1/06 (1)	3,000	3,018
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/26 (4)	5,000	5,163
				54,680
South Carolina (1.3%)
Berkeley County SC Water & Sewer System Rev.	5.000%	6/1/07 (1)	4,140	4,199
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	10,000	10,491
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	34,564
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	5,330	5,558
Medical Univ. South Carolina Hosp. Auth.
Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,694
Piedmont SC Muni. Power Agency Rev.	5.400%	1/1/07 (1)(ETM)	1,800	1,820
Piedmont SC Muni. Power Agency Rev.	5.400%	1/1/07 (1)(ETM)	1,400	1,416
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (3)	9,950	4,645
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (3)	8,780	3,898
South Carolina GO	5.000%	7/1/08	2,750	2,828
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	10,500	11,468
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	8,085
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	8,530	8,877
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,824
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,451
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	6,245	6,698
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	8,495	9,111
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	9,020	9,674

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11 (1)	6,925	7,412
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/28 (2)	10,005	10,305
				169,018
South Dakota (0.0%)
South Dakota Building Auth. Lease Rev.	5.250%	12/1/10 (2)	4,800	4,931

Tennessee (1.2%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.400%	4/1/11	3,465	3,595
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/12	2,660	2,762
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/13	4,495	4,647
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.625%	4/1/14	2,000	2,075
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.750%	4/1/19	13,000	13,482
Memphis TN Electric System Rev.	5.000%	12/1/09 (1)	60,140	62,642
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	33,000	34,699
Memphis TN GO	5.000%	11/1/20 (1)	16,000	16,803
Memphis TN GO	5.000%	11/1/21 (1)	5,830	6,113
Memphis TN GO	5.000%	11/1/22 (1)	5,000	5,235
Shelby County TN GO	0.000%	12/1/11	10,000	8,032
				160,085
Texas (8.9%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,178
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (1)	18,100	14,487
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	12,846
Austin TX Combined Util. System Rev.	5.125%	5/15/14 (4)	28,900	29,422
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (3)	25,215	14,350
Austin TX Combined Util. System Rev.	0.000%	5/15/19 (3)	28,160	15,166
Austin TX Independent School Dist. GO	5.750%	8/1/06 (Prere.)	3,470	3,488
Austin TX Independent School Dist. GO	5.750%	8/1/12	1,530	1,537
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	58,000	59,159
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,760	2,923
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	3,105	3,289
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Texas Medical Center Project) VRDO	3.810%	5/1/06 (1)	21,000	21,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Fac.
Dev. Corp. Medical Fac. Rev.
(Baylor College of Medicine) VRDO	3.780%	5/8/06 (2)	12,500	12,500
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (1)	7,000	2,968
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	10,789
Houston TX Airport System Rev.	5.750%	7/1/11 (4)	6,560	6,968
Houston TX Airport System Rev.	6.000%	7/1/11 (3)	4,200	4,394
Houston TX Airport System Rev.	5.875%	7/1/12 (4)	7,015	7,455
Houston TX Airport System Rev.	6.000%	7/1/12 (3)	4,460	4,666
Houston TX Airport System Rev.	5.875%	7/1/14 (4)	5,000	5,313
Houston TX GO	7.000%	3/1/08	33,840	34,983
Houston TX GO	5.250%	3/1/09 (Prere.)	4,815	5,009
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,233
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,350
Houston TX GO	5.250%	3/1/11	1,185	1,226
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,121
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,189
Houston TX GO	5.750%	3/1/13 (4)	375	403
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,775
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,666
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,759
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,250
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	15,068
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,622
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,468
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	6,020
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	8,154
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,328
Houston TX Independent School Dist. GO	0.000%	8/15/15	5,355	3,527
Houston TX Util. System Rev.	5.125%	5/15/28 (1)	15,950	16,566
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,167
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,820

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,283
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,802
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,200	15,088
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,665
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (1)	3,975	4,240
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (1)	3,000	3,191
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (1)	4,475	4,773
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	5,000	5,331
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	24,000	25,634
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (1)	2,000	2,135
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (1)	3,000	3,176
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19 (1)	3,000	3,176
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (1)	2,000	2,113
North Texas Health Fac. Dev.	5.750%	2/15/10 (1)	4,115	4,319
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07 (Prere.)	610	623
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07 (Prere.)	7,635	7,800
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07 (Prere.)	725	741
San Antonio TX Electric & Gas Rev.	5.600%	2/1/07 (Prere.)	745	763
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	5,910	6,195
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,985	3,129
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,110	2,212
San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	6,140	6,268
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	21,867
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,842
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,917
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,945
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	13,103
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,277
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12	5,515	5,765
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	6,942
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,739
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,742
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,824
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	3,890	4,066
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,356
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	10,785
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,250	7,878
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16	16,825	17,992
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,580	8,050

Intermediate-Term Tax-Exempt Fund
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	17,600	18,179
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	39,660	40,906
San Antonio TX Independent School Dist. GO	5.000%	8/15/16	8,460	8,941
Tarrant County TX Health Resources	5.750%	2/15/13 (1)	7,670	8,043
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16	10,360	11,117
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17	10,000	10,600
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18	10,000	10,574
Texas GO Public Finance Auth.	5.500%	10/1/09	7,000	7,395
Texas GO Public Finance Auth.	5.500%	10/1/12	13,455	14,515
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,686
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	22,980
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	705	595
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,135	9,389
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	360	278
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,815	3,711
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	125	92
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	11,375	8,334
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	5,540	3,852
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	125	87
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	13,140	8,652
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	110	73
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	110	69
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)	22,795	14,238
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	415	248
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	31,295	18,545
Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,437
Texas State Transp. Comm. First Tier	5.000%	4/1/23	12,500	13,016
Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,405
Texas State Transp. Comm. First Tier	5.000%	4/1/25	10,000	10,388
Texas State Transp. Comm. First Tier	5.000%	4/1/26	8,000	8,298
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,409
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,370
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,791
Texas TRAN	4.500%	8/31/06	50,000	50,123
Texas Turnpike Auth.
Central Texas Turnpike System Rev.	5.000%	6/1/08	53,195	54,540
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	8,796
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,739
Univ. of Houston TX Rev.	5.250%	2/15/09 (4)	3,080	3,201

		Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,890
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/14	7,590	8,207
				1,184,058
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)(ETM)	5,180	5,404
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)	36,060	37,526
Utah GO	5.000%	7/1/12	5,000	5,322
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,007
				54,259
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	6,420

Virginia (0.6%)
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,950	2,034
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,010	1,053
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	610	636
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	580	605
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/10	7,740	8,070
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/11	3,990	4,155
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/12	2,390	2,488
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/13	1,170	1,218
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,656
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/11	4,085	4,404
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/23	19,245	20,204
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/24	20,205	21,178
Virginia Public School Auth. Rev.	5.000%	8/1/08	7,675	7,891
Virginia Public School Auth. Rev.	5.250%	8/1/08	5,585	5,772
				84,364
Washington (0.6%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	6,632
King County WA School Dist. GO	5.500%	12/1/07 (3)(Prere.)	5,635	5,792
Port of Seattle WA Rev.	6.000%	2/1/15 (1)	2,370	2,635
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,486
Spokane WA Regional Solid Waste Management
System Rev.	6.500%	1/1/08 (2)	3,500	3,649

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Spokane WA Regional Solid Waste Management
System Rev.	6.500%	1/1/09 (2)	3,000	3,195
Washington GO	6.250%	2/1/11	6,680	7,111
Washington GO	5.500%	7/1/11	6,755	7,191
Washington GO	5.700%	10/1/15 (4)	10,000	10,959
Washington GO	5.000%	1/1/28 (4)	19,295	19,924
				73,574
West Virginia (0.2%)
West Virginia Building Comm. Rev.	5.250%	7/1/08 (1)	2,150	2,218
West Virginia GO	5.250%	6/1/09 (4)(Prere.)	10,000	10,524
West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,334
West Virginia School Building Auth. Rev.	5.300%	7/1/09 (2)	8,000	8,296
				26,372
Wisconsin (1.2%)
Wisconsin GO	5.000%	5/1/10	14,420	15,074
Wisconsin GO	5.000%	5/1/11	15,180	15,987
Wisconsin GO	5.250%	5/1/11 (1)(Prere.)	5,000	5,321
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,604
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	22,125
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,000	21,782
Wisconsin GO	5.250%	5/1/12	15,975	17,094
Wisconsin GO	5.250%	5/1/13	16,810	18,051
Wisconsin GO	5.500%	5/1/13 (1)	7,000	7,636
Wisconsin GO	5.500%	5/1/15 (1)	15,000	16,494
				159,168
Total Municipal Bonds
(Cost $12,463,651)				12,628,935
Convertible Bond (0.2%)
UAL Corp.
(Cost $20,772)	5.000%	1/25/21	19,907	21,002

			Shares
Temporary Cash Investment (4.4%)
2 Vanguard Municipal Cash Management Fund, 3.668%
(Cost $581,761)		581,760,912		581,761
Total Investments (100.0%)
(Cost $13,066,184)				13,231,698
Other Assets and Liabilities (0.0%)
Other Assets—Note B				233,488
Liabilities				(233,484)
				4
Net Assets (100%)				13,231,702

Intermediate-Term Tax-Exempt Fund

At April 30, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	13,166,642
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(107,993)
Unrealized Appreciation
Investment Securities	165,514
Futures Contracts	7,539
Net Assets	13,231,702

Investor Shares—Net Assets
Applicable to 361,097,081 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	4,751,689
Net Asset Value Per Share—Investor Shares	$13.16

Admiral Shares—Net Assets
Applicable to 644,425,020 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	8,480,013
Net Asset Value Per Share—Admiral Shares	$13.16

• See Note A in Notes to Financial Statements.

1 Securities with a value of $23,495,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.9%)
Alabama (1.0%)
Medical Clinic Board of Montgomery AL Rev.
(Jackson Hosp.)	6.000%	3/1/26 (2)	5,500	5,619
Univ. of Alabama Univ. Rev. Hosp.	5.875%	9/1/31 (1)	23,225	25,139
				30,758
Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/09 (1)	2,565	2,917
Anchorage AK Electric Rev.	8.000%	12/1/10 (1)	2,960	3,463
North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,391
				9,771
Arizona (3.2%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.750%	5/8/06 (3)	9,025	9,025
Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,121
Arizona State Univ. COP	5.375%	7/1/14 (1)	4,340	4,663
Arizona State Univ. COP	5.375%	7/1/15 (1)	4,905	5,257
Arizona State Univ. COP	5.375%	7/1/16 (1)	5,345	5,734
Arizona State Univ. COP	5.375%	7/1/17 (1)	4,460	4,751
Arizona State Univ. COP	5.375%	7/1/18 (1)	5,520	5,880
Arizona State Univ. COP	5.375%	7/1/19 (1)	2,285	2,434
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,444
Mesa AZ Util. System Rev.	5.250%	7/1/14 (3)	10,000	10,827
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/15 (3)	5,290	5,393
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/16 (3)	5,595	5,705
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/17 (3)	5,915	6,044
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/19 (3)	6,630	6,775
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/20 (3)	6,770	6,918
Tucson AZ Water System Rev.	5.500%	7/1/17 (3)	4,850	5,268
				98,239
Arkansas (0.3%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (1)	3,500	3,710
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	4,500	5,162
				8,872
California (11.2%)
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/15 (3)	14,740	15,810
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/16 (3)	10,000	10,739
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/17 (3)	10,050	10,743

		Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/18 (3)	7,890	8,422
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.250%	12/1/19 (3)	5,310	5,650
California GO	5.000%	2/1/17 (2)	2,500	2,619
California GO	5.000%	2/1/18 (2)	3,565	3,723
California GO	5.000%	2/1/19 (2)	1,500	1,562
California GO	5.000%	8/1/24 (4)	37,225	38,676
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,546
California State Econ. Recovery Bonds	5.250%	7/1/14 (3)	23,680	25,657
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	27,629
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	18,403
Los Angeles CA USD GO	5.250%	7/1/19 (4)	9,000	9,563
Los Angeles CA USD GO	5.250%	7/1/20 (4)	9,000	9,546
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	25,263
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	9,000	9,953
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	11,910	13,991
Palo Alto CA USD GO	5.000%	8/1/20 (4)	9,045	9,496
Palo Alto CA USD GO	5.000%	8/1/21 (4)	9,110	9,543
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (1)	8,895	10,069
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	10,317
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	15,854
San Diego CA USD GO	5.000%	7/1/29 (4)	10,000	10,341
San Joaquin Hills CA
Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/32 (1)	70,150	19,555
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	2,000	2,146
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,000	5,582
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,330	7,224
				346,622
Colorado (4.0%)
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,760
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,440
Colorado Springs CO Util. System Rev.	5.375%	11/15/18 (2)	10,000	10,704
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/08 (1)	14,355	13,117
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,795	3,823
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	8,000	4,249
E-470 Public Highway Auth. Colorado Rev.	5.750%	9/1/35 (1)	9,750	10,611

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern Colorado Water Conservation Dist. Rev.	6.500%	12/1/12 (2)	20,575	21,304
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/18 (4)	5,960	4,997
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/21 (2)	15,000	12,715
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	16,000	13,658
				123,378
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16	10,000	10,592

District of Columbia (0.5%)
Metro. Washington Airports Auth. Airport System Rev.	5.625%	10/1/13 (3)	4,050	4,364
Metro. Washington Airports Auth. Airport System Rev.	5.750%	10/1/14 (3)	5,270	5,689
Metro. Washington Airports Auth. Airport System Rev.	5.750%	10/1/15 (3)	5,585	6,012
				16,065
Florida (6.6%)
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,162
Dade County FL Water & Sewer System Rev. VRDO	3.780%	5/8/06 (3)	15,590	15,590
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)	2,620	2,920
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/17 (1)	3,250	3,411
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/18 (1)	7,855	8,125
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/18 (1)	3,420	3,582
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/19 (1)	6,390	6,594
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/19 (1)	3,595	3,759
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/21 (1)	3,985	4,161
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/22 (1)	2,195	2,289
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/23 (1)	2,185	2,276
Hillsborough County FL School Board COP	5.250%	7/1/16 (1)	13,300	14,389
Miami-Dade County FL School Board COP	6.000%	10/1/09 (4)(Prere.)	5,765	6,176
Miami-Dade County FL School Board COP	5.000%	11/1/26 (2)	5,270	5,471
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	5,153
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	10,000	10,305
Orange County FL School Board COP	5.000%	8/1/30 (3)	10,000	10,323

		Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (3)	9,695	12,195
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (3)	4,000	4,901
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.750%	10/1/17 (1)	14,500	15,076
Tampa Bay FL Water Util. System Rev.	5.500%	10/1/22 (3)	23,530	26,593
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	10,453
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	11,378
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	12,326
				202,608
Georgia (3.7%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (3)	8,500	9,246
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (3)	7,000	7,626
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	8,000	8,729
Atlanta GA Water & Wastewater Rev. VRDO	3.800%	5/1/06 (4)	9,135	9,135
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/26 (1)	12,000	13,482
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,001
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.700%	7/1/13 (1)	5,000	5,345
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.750%	7/1/14 (1)	5,000	5,316
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.750%	7/1/15 (1)	3,680	3,916
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.500%	7/1/20 (1)	24,740	26,009
Henry County GA School Dist. GO	6.450%	8/1/11 (1)	4,000	4,331
Private Colleges & Univ. Auth. of Georgia Rev.
(Mercer Univ.)	6.500%	11/1/15 (1)(ETM)	5,000	5,799
				115,935
Hawaii (4.3%)
Hawaii Airport System Rev.	5.750%	7/1/16 (3)	16,245	17,303
Hawaii Airport System Rev.	5.750%	7/1/17 (3)	12,175	12,968
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	4.950%	4/1/12 (1)	15,000	15,676
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	5.650%	10/1/27 (1)	9,750	10,437
Hawaii GO	5.875%	9/1/09 (4)(Prere.)	5,110	5,492
Hawaii GO	5.000%	7/1/22 (2)	4,285	4,471
Hawaii Highway Rev.	5.250%	7/1/06 (Prere.)	1,150	1,176
Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,697
Honolulu HI City & County GO	5.250%	7/1/13 (3)	3,000	3,230

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.250%	7/1/14 (3)	3,000	3,240
Honolulu HI City & County GO	5.000%	7/1/15 (3)	3,075	3,268
Honolulu HI City & County GO	5.250%	7/1/18 (3)	3,000	3,216
Honolulu HI City & County GO	5.250%	7/1/19 (3)	2,000	2,140
Honolulu HI City & County GO	5.000%	7/1/21 (3)	8,270	8,628
Honolulu HI City & County GO	5.000%	7/1/21 (3)	7,720	8,054
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/18 (3)	4,615	4,964
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/19 (3)	2,330	2,506
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/29 (3)	21,000	22,518
				131,984
Illinois (6.7%)
Chicago IL Board of Educ. GO	5.500%	12/1/10 (3)(Prere.)	7,000	7,507
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	265
Chicago IL GO	0.000%	1/1/20 (1)	5,000	4,254
Chicago IL GO	0.000%	1/1/22 (1)	5,000	4,248
Chicago IL GO	0.000%	1/1/24 (1)	9,490	8,024
Chicago IL GO	0.000%	1/1/25 (1)	5,000	4,234
Chicago IL GO	5.000%	1/1/27 (4)	11,760	12,151
Chicago IL GO	0.000%	1/1/28 (1)	10,805	9,079
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,743
Chicago IL GO	5.500%	1/1/38 (1)	24,600	26,185
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,768
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	5,020
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,518
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,928
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,366
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	6,250	6,780
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	4,950	5,314
1 Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	21,500	26,998
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	14,035
Cook County IL GO	7.250%	11/1/07 (1)(ETM)	4,140	4,261
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,297
				205,975
Indiana (0.5%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (1)(ETM)	13,250	14,379

		Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/06 (1)	15,000	14,983
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/06 (1)(Prere.)	6,300	6,482
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,083
				24,548
Kentucky (2.4%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,093
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (3)	51,960	56,012
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	2,335	2,496
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.500%	7/1/11 (4)	3,355	3,583
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.500%	7/1/13 (4)	2,600	2,802
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.500%	7/1/15 (4)	3,675	3,919
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.500%	7/1/17 (4)	2,430	2,599
				74,504
Louisiana (1.2%)
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (3)	8,065	8,325
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	7,091
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	8,347
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	6,439
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.700%	5/15/16 (4)	4,900	5,192
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.750%	5/15/21 (4)	2,950	3,117
				38,511
Maryland (1.8%)
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	2,066
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,372
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	30,000	33,045
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	7.000%	7/1/22 (3)	12,025	15,323
				54,806
Massachusetts (5.7%)
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (1)(ETM)	7,460	4,540
Massachusetts GO	7.000%	7/1/09 (3)(ETM)	22,250	23,675

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,375
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	20,937
Massachusetts GO	5.500%	10/1/20 (1)	7,500	8,417
Massachusetts GO	5.250%	8/1/22	6,775	7,422
Massachusetts GO	5.500%	12/1/22 (4)	25,580	28,900
Massachusetts GO	5.500%	12/1/22 (2)	11,665	13,179
Massachusetts GO	5.500%	12/1/24 (2)	10,000	11,386
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	19,150	20,490
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/14 (1)	11,135	11,902
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,049
				177,272
Michigan (3.0%)
Detroit MI Sewer System Rev.	5.450%	7/1/07 (3)(ETM)	6,850	6,974
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,384
Detroit MI Sewer System Rev. VRDO	3.800%	5/1/06 (4)	2,500	2,500
Detroit MI Water Supply System	5.500%	7/1/33 (3)	22,000	23,611
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/08 (1)	18,375	19,623
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (3)	25,000	31,937
Univ. of Michigan Hosp. Rev. VRDO	3.780%	5/1/06	1,990	1,990
				92,019
Minnesota (1.7%)
Minneapolis MN Health Care System
(Fairview Health Services)	5.000%	11/15/30 (2)	9,000	9,254
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	37,665	40,376
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,691
				52,321
Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)	5.250%	6/1/15 (1)	5,000	5,291

Nebraska (0.4%)
Nebraska Public Power Dist. Rev.	0.000%	1/1/08 (1)	15,000	14,079

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,912

		Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (11.2%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (3)	4,335	5,096
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	8,900	10,422
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/14 (1)	10,185	11,703
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/15 (1)	10,820	12,557
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	27,415
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	15,000	17,028
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,395
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	10,000	11,377
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/15 (1)	5,750	5,988
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	10,685	11,108
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	2,995	3,316
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	15,800	17,418
New Jersey Transit Corp. Capital GAN	5.500%	2/1/10 (2)	64,260	64,349
New Jersey Transit Corp. Capital GAN	5.500%	2/1/11 (2)	5,000	5,007
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	34,000	38,070
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	13,500	14,792
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,582
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	30,000	34,467
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	3,940	4,532
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	790	906
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	270	311
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21 (4)	15,650	16,309
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	23,500	15,434
				345,582
New Mexico (0.1%)
Albuquerque NM Hosp. System Rev.
(Presbyterian Health)	6.375%	8/1/07 (1)	5	5
Farmington NM Util. System Rev.	5.750%	5/15/13 (3)(ETM)	1,500	1,551
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,249
				4,805
New York (6.9%)
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	8,251
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	20,954
New York City NY GO VRDO	3.750%	5/1/06 (1)	5,200	5,200

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	14,780	15,144
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.710%	5/1/06 (3)	2,050	2,050
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/22 (3)	6,730	7,584
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,490	6,209
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.770%	5/8/06 (4)	43,555	43,555
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/18 (2)	5,000	5,553
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/21 (2)	9,435	10,603
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.700%	11/1/08 (1)	6,235	6,371
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.800%	11/1/09 (1)	12,045	12,433
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	4,000	4,137
2 New York State Thruway Auth. Rev. TOB VRDO	3.830%	5/8/06 (2)	13,000	13,000
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	10,000	11,338
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	7,938
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,675
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/22 (Prere.)	12,325	13,649
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,000	7,933
				214,577
North Carolina (0.5%)
North Carolina Medical Care Comm. Hosp. Rev.
(Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	14,221

Ohio (1.6%)
Cuyahoga County OH Hosp.
Refunding & Improvement Rev. (Univ. Hosp.)	5.625%	1/15/21 (1)	11,480	11,724
Franklin County OH Convention Center Rev.	0.000%	12/1/06 (1)	4,355	4,263
Franklin County OH Hosp. Rev.
(Children’s Hosp.) VRDO	3.820%	5/8/06 (3)	2,000	2,000
Kent State Univ. Ohio VRDO	3.840%	5/8/06 (1)	8,600	8,600
Ohio Common Schools PUT	2.450%	9/14/07	10,400	10,163
Ohio GO	7.625%	8/1/09	4,345	4,849
Univ. of Akron OH General Receipts Rev. VRDO	3.800%	5/8/06 (3)	3,600	3,600
Univ. of Toledo OH General Receipts VRDO	3.820%	5/1/06 (3)	3,200	3,200
				48,399

		Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon (1.0%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,754
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,464
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	7,163
Portland OR Sewer System Rev.	5.500%	6/1/06 (1)(Prere.)	14,250	14,273
				31,654
Pennsylvania (5.3%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/13 (1)	4,000	4,328
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	5.500%	8/15/28 (1)	9,415	10,476
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	9,970	11,601
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	10,000	11,639
Pennsylvania Higher Educ. Fac.
Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,313
Pennsylvania Higher Educ. Fac.
Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,308
Pennsylvania Higher Educ. Fac.
Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/15 (3)	7,500	7,943
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,805	22,565
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.760%	5/1/06	11,100	11,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.780%	5/1/06 (1)	13,700	13,700
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	15,000	16,806
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	16,500	18,875
Philadelphia PA Water & Waste Water Rev. VRDO	3.780%	5/8/06 (4)	8,800	8,800
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	4,645	5,289
				163,743
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,472
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,930	3,219
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	42,553
				51,244
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,080

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (0.1%)
South Carolina Public Service Auth. Rev.	5.000%	1/1/20 (1)	4,500	4,718

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)	7.625%	1/1/08 (1)(Prere.)	10,065	10,609

Tennessee (1.1%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	12,115	13,121
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,801
Shelby County TN GO	5.250%	4/1/10 (Prere.)	12,750	13,442
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	815	830
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,810
				33,004
Texas (6.9%)
Dallas-Fort Worth TX International Airport Rev.	5.750%	11/1/15 (3)	10,000	10,669
Harris County TX GO	0.000%	10/1/15 (1)	17,545	11,508
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/13 (1)	12,910	13,925
Harris County TX Toll Road Rev.	5.250%	8/15/35 (4)	10,500	10,917
Houston TX Airport System Rev.	5.500%	7/1/30 (4)	5,500	5,803
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,922
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	4,210	4,503
Houston TX GO	5.375%	3/1/13 (4)	6,500	6,900
Houston TX GO	5.500%	3/1/15 (4)	8,440	9,033
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,607
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,562
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	6,143
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,390
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/09 (4)	3,945	4,173
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,148
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,689
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,363
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	750	524

		Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	34,250	23,817
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,665	10,974
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	222
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	275	173
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	19,600	11,615
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	400	239
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,202
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	11,191
Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	10,256
Texas Water Finance Assistance GO	5.500%	8/1/24	7,850	8,203
Texas Water Finance Assistance GO	5.750%	8/1/26	5,595	6,032
				212,703
Virginia (0.2%)
Roanoke VA IDA Hosp. Rev.
(Carilion Health System) VRDO	3.760%	5/1/06 (4)	4,880	4,880

Washington (1.3%)
Chelan County WA Public Util.
Chelan Hydro Consolidated System Rev.	6.050%	7/1/32 (1)	19,440	21,486
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	9,691
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	12,585	8,347
				39,524
West Virginia (0.6%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/11 (1)(ETM)	7,325	8,405
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/12 (1)(ETM)	7,840	9,148
				17,553
Total Municipal Bonds
(Cost $2,913,778)				3,054,737
Other Assets and Liabilities (1.1%)
Other Assets—Note B				45,938
Liabilities				(12,595)
				33,343
Net Assets (100%)				3,088,080

Insured Long-Term Tax-Exempt Fund

At April 30, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,961,297
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(13,955)
Unrealized Appreciation (Depreciation)
Investment Securities	140,959
Futures Contracts	(221)
Net Assets	3,088,080

Investor Shares—Net Assets
Applicable to 79,720,947 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	991,952
Net Asset Value Per Share—Investor Shares	$12.44

Admiral Shares—Net Assets
Applicable to 168,461,078 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,096,128
Net Asset Value Per Share—Admiral Shares	$12.44

• See Note A in Notes to Financial Statements.

1 Securities with a value of $6,279,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of this security represented 0.4% of net assets.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (90.5%)
Arizona (1.5%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	9,610	10,389
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,193
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/12 (2)	4,000	4,190
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/17 (2)	4,700	4,924
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/29	7,115	7,379
				32,075
California (12.2%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,490
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,839
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,446
California Dept. of Veteran Affairs Rev.	5.450%	12/1/19 (2)	895	896
California GO	6.250%	9/1/12	5,000	5,482
California GO	5.250%	11/1/21	2,000	2,113
California GO	5.125%	11/1/23	3,000	3,118
California GO	5.000%	8/1/25 (4)	6,645	6,894
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,459
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,069
California Public Works Board Lease Rev.
(Community College)	5.625%	3/1/16 (2)	11,370	11,614
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/27	10,405	10,694
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,473
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,000	11,012
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	2,500	2,818
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	5,000	5,562
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,547
California State Econ. Recovery Bonds	5.000%	7/1/15	15,200	16,141
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	10,000	10,240
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,430
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,917
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/15 (2)	4,670	4,953

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,402
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	3,220	3,337
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	4,345	4,502
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/11	1,780	1,838
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/12	2,405	2,483
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	11,342
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	23,041
San Diego CA USD GO	0.000%	7/1/13 (3)	7,160	5,306
San Diego CA USD GO	5.500%	7/1/27 (4)	20,000	22,741
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/17 (1)	6,570	6,928
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/18 (1)	6,945	7,323
Southern California Public Power Auth. Rev.
(Transmission Project)	0.000%	7/1/14	8,500	5,865
Univ. of California Rev.	5.000%	5/15/33 (2)	5,000	5,140
				268,455
Colorado (3.9%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,777
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,000	6,526
Colorado State Certificate Participation	5.000%	11/1/30 (1)	15,000	15,423
Denver CO City & County Airport Rev.	5.500%	11/15/16 (3)	10,000	10,526
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	10,000	7,332
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (1)	10,185	6,374
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	5,000	2,655
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (1)	15,165	7,630
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	9,700	3,753
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	10,000	2,984
				84,980
Connecticut (0.2%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.950%	9/1/28	3,700	3,871

District of Columbia (0.2%)
District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,398

	Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida (2.5%)
Florida Educ. System Fac. Rev.	5.000%	5/1/35 (1)	11,335	11,732
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/24	2,000	2,024
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/25	1,500	1,516
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/30	5,000	5,015
Orange County FL School Board COP	5.375%	8/1/07 (1)(Prere.)	2,355	2,426
Orange County FL School Board COP	5.375%	8/1/17 (1)	2,645	2,721
Orange County FL School Board COP	5.000%	8/1/31 (3)	9,000	9,284
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,188
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,365
				54,271
Georgia (3.5%)
Atlanta GA Airport Fac. Rev.	6.250%	1/1/13 (3)	8,000	8,621
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	7,750	8,328
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (3)	7,500	8,049
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (3)	10,000	11,074
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	8,350	9,792
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	11,500	12,303
Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,280
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	13,982
				77,429
Hawaii (2.0%)
Hawaii Airport System Rev.	5.750%	7/1/16 (3)	5,000	5,326
Hawaii Airport System Rev.	5.750%	7/1/17 (3)	5,000	5,326
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	5.750%	12/1/18 (2)	12,470	13,227
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,494
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,104
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/29 (3)	12,980	13,919
				44,396
Illinois (5.0%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (3)	8,500	5,490
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	3,621
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	3,438
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	20,000	22,009
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	16,690	18,104

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	6,400	6,870
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	6,000	7,534
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,466
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,902
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (1)	6,000	6,491
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (1)	16,100	11,069
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (1)	5,795	4,548
Will County IL Community School Dist.	0.000%	11/1/13 (4)	10,000	7,269
				110,811
Indiana (0.8%)
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	16,875	18,239

Kansas (0.2%)
Wyandotte County Kansas City KS
Unified Govt. Util. System Rev.	5.000%	9/1/32 (4)	5,000	5,154

Kentucky (1.2%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,405	6,920
Kentucky Property & Building Comm. Rev.	5.375%	8/1/11 (4)(Prere.)	8,050	8,654
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,209
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	5,000	5,344
				27,127
Louisiana (1.7%)
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,247
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (3)	6,880	7,096
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (3)	5,000	5,150
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	9,855	10,665
Louisiana GO	5.500%	5/15/14 (3)	6,180	6,554
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,488
				38,200
Maryland (1.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	6,100	6,719
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	14,843
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,420
			29,982

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (6.8%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,237
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (1)	3,085	3,521
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	9,030	10,012
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,615
Massachusetts GO	5.250%	8/1/22	5,000	5,477
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	9,448
Massachusetts Port Auth. Rev.	5.000%	7/1/08 (Prere.)	3,500	3,626
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,160	13,634
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	7,822
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (3)	7,190	8,193
1 Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	32,000	37,353
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	21,731
				149,669
Michigan (3.1%)
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,384
Detroit MI Sewer System Rev.	5.500%	7/1/29 (3)	18,000	20,432
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	10,000	10,400
Grand Rapids MI Tax Increment Rev.
(Downtown Project)	6.875%	6/1/24 (1)	7,500	7,654
Michigan Building Auth. Rev.	5.500%	10/15/16	5,500	5,919
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	9,250	10,117
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,728
				68,634
Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,443

Nebraska (1.6%)
Omaha NE GO	5.250%	4/1/24	5,000	5,543
Omaha NE GO	5.250%	4/1/25	7,500	8,323
Omaha NE GO	5.250%	4/1/26	7,580	8,440
Omaha NE GO	5.250%	4/1/27	10,730	11,922
				34,228

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.3%)
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,106
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/16 (4)	5,000	5,376
				7,482
New Hampshire (1.6%)
Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	24,466
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/21 (2)	10,000	10,482
				34,948
New Jersey (4.9%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (1)	10,680	12,095
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	20,000	23,421
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	10,357
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,395
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	9,000	10,239
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	10,000	11,041
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	14,170
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	5,000	5,479
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,795	6,710
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	2,060	2,192
				107,099
New Mexico (1.1%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	10,000	10,639
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,249
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,827
				24,715
New York (9.3%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08 (3)	4,900	5,436
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (3)	2,800	3,232
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (3)	4,900	5,871
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,630
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	8,000	8,630
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	4,974
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	6,165	7,177

		Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.250%	8/1/12	8,535	9,109
New York City NY GO	5.000%	8/1/26	5,000	5,130
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/07 (Prere.)	3,500	3,614
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	293
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/21 (3)	12,550	14,125
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,399
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,386
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,567
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	8,375	9,234
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/20	37,090	39,533
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	7,911
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	12,215	12,623
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	10,000	10,669
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	11,928
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,750	8,783
				203,254
North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,935	5,538
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	4,625	5,589
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,326
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,926
				14,379
Ohio (1.4%)
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,192
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,403
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,400
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,201
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	4,000	4,510
Ohio Water Dev. Auth. PCR	5.500%	12/1/22	6,355	7,220
				30,926

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon (1.1%)
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/14 (3)	3,865	4,095
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/16 (3)	4,305	4,561
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/22	14,880	15,315
				23,971
Pennsylvania (2.8%)
Pennsylvania GO	5.000%	1/1/25	20,000	20,872
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	20,000	22,408
Pittsburgh PA GO	5.250%	9/1/16 (3)	3,845	3,957
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)	10,000	11,363
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	2,335	2,478
				61,078
Puerto Rico (1.5%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (1)	2,000	2,089
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (4)	2,000	2,089
Puerto Rico GO	5.000%	7/1/33	3,600	3,628
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/34 (2)	15,305	3,786
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	7,205	7,564
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,060	11,626
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,136
				31,918
South Carolina (2.8%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	20,856
Medical Univ. South Carolina
Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,814
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,388
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)	12,210	14,175
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,775
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	10,000	10,407
				62,415
Texas (10.5%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (3)	4,900	2,944
Brazos County TX Health Dev.
(Franciscan Service Corp.)	5.375%	1/1/22 (1)	5,750	5,945

		Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	10,000	10,200
Harris County TX GO	0.000%	10/1/14 (1)	5,550	3,845
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,427
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,950
Houston TX GO	5.750%	3/1/14 (4)	260	280
Houston TX GO	5.750%	3/1/15 (4)	265	285
Houston TX GO	5.750%	3/1/16 (4)	395	425
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	9,138
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	10,860
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	15,602
Lewisville TX Independent School Dist.	0.000%	8/15/16	5,630	3,524
Lewisville TX Independent School Dist.	0.000%	8/15/17	6,940	4,122
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,605	13,515
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,500	29,388
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	4,049
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	12,233
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,739
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,406
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	940	691
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	38,730	28,374
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	222
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,405	10,802
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	800	478
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	39,170	23,212
				229,656
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/07 (1)(Prere.)	995	1,038
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/19 (1)	2,005	2,086
				3,124
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/24	5,000	5,480

Virginia (0.5%)
Virginia College Building Auth. Educ. Fac. Rev.
(Washington & Lee Univ.)	5.750%	1/1/34	9,540	11,399

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (1.6%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	3,492
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	6,969
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	5,646
Port of Seattle WA Rev.	5.625%	2/1/30 (1)	7,735	8,204
Washington GO	6.750%	2/1/15	3,450	3,953
Washington GO	5.625%	7/1/25	7,030	7,454
				35,718
West Virginia (0.5%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	10,739

Wisconsin (1.5%)
Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	22,673
Wisconsin GO	5.750%	5/1/11 (Prere.)	10,000	10,891
				33,564
Total Municipal Bonds
(Cost $1,891,164)				1,987,227

			Shares
Temporary Cash Investment (8.8%)
2 Vanguard Municipal Cash Management Fund, 3.668%
(Cost $193,005)		193,005,288		193,005
Total Investments (99.3%)
(Cost $2,084,169)				2,180,232
Other Assets and Liabilities (0.7%)
Other Assets—Note B				34,270
Liabilities				(19,205)
				15,065
Net Assets (100%)				2,195,297

Long-Term Tax-Exempt Fund

At April 30, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,115,755
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(18,786)
Unrealized Appreciation
Investment Securities	96,063
Futures Contracts	2,265
Net Assets	2,195,297

Investor Shares—Net Assets
Applicable to 56,833,592 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	630,744
Net Asset Value Per Share—Investor Shares	$11.10

Admiral Shares—Net Assets
Applicable to 140,974,946 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,564,553
Net Asset Value Per Share--Admiral Shares	$11.10

• See Note A in Notes to Financial Statements.

1 Securities with a value of $4,669,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (94.0%)
Alabama (0.9%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/06 (1)(Prere.)	5,000	5,157
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24	3,000	3,299
Courtland AL Dev. Board Solid Waste Disposal Rev.
(Champion International Corp.)	6.700%	11/1/29	9,500	10,150
Courtland AL Dev. Board Solid Waste Disposal Rev.
(International Paper Co.)	5.200%	6/1/25	10,000	10,076
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	17,220
				45,902
Arizona (1.2%)
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	17,672
Maricopa County AZ Pollution Control Corp. PCR
(Southern California Edison Co.) PUT	2.900%	3/2/09	16,500	15,840
Univ. of Arizona Board of Regents	6.200%	6/1/16	26,660	30,337
				63,849
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	3,450	3,957

California (13.1%)
ABAG Finance Auth. for Non-Profit Corp.
California Multifamily Rev.
(Housing Archstone Redwood)	5.300%	10/1/08	10,000	10,231
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,700	11,063
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,820
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	905
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/15	4,170	4,507
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/17	8,330	8,972
California GO	5.000%	8/1/23 (4)	20,000	20,811
California GO	5.125%	2/1/25	13,975	14,476
California GO	5.500%	2/1/25	25,000	27,906
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	32,578
California PCR Financing Auth. Rev.
(Pacific Gas & Electric Co.) PUT	3.500%	6/1/07 (3)	25,000	24,921
California PCR Financing Auth.
Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	17,155	17,788

		High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California PCR Financing Auth.
Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,095
California PCR Financing Auth.
Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,141
1 California PCR Financing Auth.
Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/07	7,000	7,078
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,930
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,158
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,957
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/06	8,445	8,455
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/19	7,000	7,544
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (1)	25,000	27,236
California State Econ. Recovery Bonds	5.250%	7/1/12	10,000	10,740
California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	32,439
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	21,987
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/08	5,650	5,753
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/08	5,000	5,091
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/08	5,000	5,091
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	22,000	22,529
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	37,785	38,780
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/07	13,500	13,551
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	20,607
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	2,158
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,720	2,720
1 Clipper Tax-exempt TOB VRDO	3.930%	5/8/06	34,065	34,065
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	25,000	22,901
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	20,885	22,176
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	7,000	7,701
Irvine CA USD Financing Auth. Special Tax	5.125%	9/1/36	7,000	6,978
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/17	1,000	1,029
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/20	1,000	1,046
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/24	1,000	1,064

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/28	4,000	4,253
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/34	3,000	3,171
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/22 (4)	13,530	14,137
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,642
Roseville CA North Central Roseville Community
Fac. Dist.	5.400%	9/1/08	1,860	1,908
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,051
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,283
San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,299
San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	14,277
San Diego CA USD GO	5.500%	7/1/23 (1)	7,500	8,467
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,447
San Francisco CA City & County Redev. Agency
Community Fac. Dist. (Mission Bay South)	5.150%	8/1/35	1,500	1,490
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/09 (1)	3,000	2,701
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (1)	12,900	5,157
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/26 (1)	28,135	10,648
Santa Margarita CA Water Dist.
Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/30	3,000	3,147
				680,056
Colorado (2.6%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11	7,775	8,324
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/12	8,200	8,733
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/13	3,000	3,179
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/15	5,130	5,396
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/17	5,215	5,471
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.250%	9/1/24	10,000	10,323
Colorado Health Fac. Auth. Rev.
(Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	15,697
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/08 (1)	14,000	12,792
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09 (1)	16,195	14,207
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)	7,185	6,053
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (1)	26,795	20,641

			High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	5,000	3,666
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (1)	8,000	5,554
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,000	3,298
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (1)	5,000	2,806
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	10,000	8,536
				134,676
Connecticut (1.8%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.850%	9/1/28	35,250	37,247
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.350%	10/1/08 (2)	8,000	7,818
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,734
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,402
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,402
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	10,771
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,430
Connecticut GO	5.375%	11/15/21	5,000	5,343
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.250%	11/1/08 (4)(Prere.)	5,880	6,150
				91,297
District of Columbia (1.2%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,910
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/09 (3)	6,795	6,997
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/10 (3)	7,270	7,484
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13 (1)	2,500	2,675
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16 (1)	2,775	2,965
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17 (1)	2,000	2,120
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18 (1)	2,000	2,120
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/27 (1)	24,000	25,370
				63,641
Florida (3.5%)
Baywinds Community Dev. Dist.
Florida Special Assessment	4.900%	5/1/12	1,400	1,404
Baywinds Community Dev. Dist.
Florida Special Assessment	5.250%	5/1/37	1,135	1,130
Beacon Lakes FL Community Dev.	6.900%	5/1/35	18,300	19,865
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,334
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	8,240	8,852
Florida Board of Educ. Public Educ.	5.000%	6/1/19 (3)	20,230	21,328

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/11	1,475	1,535
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/14	1,000	1,030
Miami-Dade County FL Aviation–
Miami International Airport	5.000%	10/1/38 (11)	8,770	8,908
Miami-Dade County FL School Board COP	5.250%	10/1/18 (3)	7,915	8,436
Northern Palm Beach County FL
Improvement Dist. Water Control &
Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,750	1,829
Northern Palm Beach County FL
Improvement Dist. Water Control &
Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,130
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,077
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	996
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	4.750%	11/15/36	11,000	10,655
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.500%	5/1/10	700	712
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.800%	5/1/26	3,000	3,069
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,598
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)	9,560	10,508
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)	8,500	9,446
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	19,094
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (3)	1,180	1,280
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (3)	1,720	1,873
Tampa Bay FL Water Util. System Rev.	5.500%	10/1/23 (3)	24,820	28,150
				179,239
Georgia (1.5%)
Atlanta GA Tax Allocation Princeton Lakes Project	5.500%	1/1/31	1,235	1,239
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,660
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	5,367
Fulton County GA Residential Care Fac.
(Canterbury Court)	6.125%	2/15/34	2,000	2,042
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	95	111
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	845	995

		High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	4,060	4,736
Muni. Electric Auth.
Georgia Subordinate Bonds Project One PUT	5.000%	1/1/09 (2)	27,300	28,075
Richmond County GA Dev. Auth.
Environmental Improvement Rev.	5.750%	11/1/27	3,000	3,105
Winder-Barrow County GA Joint Dev. Auth.
Solid Waste Disposal Rev.
(Republic Services Inc.) VRDO	4.150%	5/8/06	23,800	23,800
				75,130
Guam (0.1%)
Guam Govt. Waterworks Auth.
Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,129
Guam Govt. Waterworks Auth.
Water & Wastewater System Rev.	5.875%	7/1/35	5,000	5,225
				7,354
Hawaii (1.6%)
Hawaii GO	5.000%	7/1/19 (2)	14,055	14,739
Hawaii GO	5.000%	7/1/20 (2)	14,850	15,539
Hawaii Harbor Capital Improvement Rev.	5.500%	7/1/27 (1)	18,500	18,974
Honolulu HI City & County GO	5.250%	7/1/12 (3)	4,950	5,311
Honolulu HI City & County GO	0.000%	7/1/17 (3)	6,000	3,588
Honolulu HI City & County GO	0.000%	7/1/18 (3)	2,000	1,133
Honolulu HI City & County GO	5.250%	7/1/20 (3)	15,360	16,420
Honolulu HI City & County GO	5.000%	7/1/22 (3)	8,115	8,460
				84,164
Idaho (0.0%)
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,664

Illinois (3.5%)
Bartlett IL Special Services Area
(Bluff City LLC) VRDO	3.820%	5/8/06 LOC	16,600	16,600
Chicago IL GO	0.000%	1/1/26 (1)	10,550	8,912
Chicago IL GO	5.000%	1/1/26 (4)	20,000	20,713
Chicago IL GO	0.000%	1/1/27 (1)	10,075	8,491
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	7,155	8,041
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,557
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	20,000	21,637
Illinois Dev. Finance Auth. Rev.
(Loyala Academy) VRDO	3.820%	5/8/06 LOC	16,845	16,845

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/07	10,000	10,128
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/43	9,000	9,470
Illinois Finance Auth. Rev.
(Friendship Village Schaumburg)	5.625%	2/15/37	3,000	3,027
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/25	7,635	7,809
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	4,004
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,212
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,582
Illinois Sales Tax Rev.	5.500%	6/15/16 (3)	3,000	3,285
Illinois Sales Tax Rev.	5.750%	6/15/19 (3)	5,000	5,662
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (1)	30,000	9,376
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (1)	10,000	10,485
				182,836
Indiana (1.7%)
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	25,586
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	15,660	16,925
Indianapolis IN Airport Auth. Rev.
(Federal Express Corp.)	5.100%	1/15/17	21,000	21,624
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	24,559
				88,694
Iowa (0.5%)
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	23,059

Kansas (0.8%)
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/26	2,000	2,086
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/38	2,000	2,072
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/32	9,000	9,844
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/32	21,100	21,792
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26	1,000	960
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31	1,000	956
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/36	825	833
				38,543

		High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (1.2%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,242
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.700%	1/1/21 (2)	2,000	2,062
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (1)	7,500	7,890
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	5,300	5,759
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	7,000	7,591
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,394
Kentucky Property & Building Comm. Rev.	5.250%	10/1/17 (4)	2,000	2,176
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.250%	1/1/11 (4)(Prere.)	6,000	6,377
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	16,588
				63,079
Louisiana (0.5%)
Calcasieu Parish LA IDR PCR
(Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,043
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,117
				26,160
Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,770

Maryland (2.3%)
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.750%	12/1/31	25,000	26,808
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	32,055	35,309
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	16,839
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.750%	7/1/21	3,930	4,143
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/22	3,000	3,233
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/28	8,070	8,241
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/32	6,500	6,969
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/34	15,500	15,772

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	436
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,118
				119,868
Massachusetts (4.0%)
Massachusetts Dev. Finance Agency
Resource Recovery Rev.
(Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,163
Massachusetts GO	5.250%	8/1/22 (1)	25,000	27,478
Massachusetts GO	5.250%	8/1/23	30,000	32,906
Massachusetts GO	5.500%	12/1/23 (2)	18,780	21,291
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	23,094
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	6,900	7,405
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	18,385
* Massachusetts Ind. Finance Agency
Solid Waste Disposal Rev.
(Massachusetts Paper Co.)	0.000%	11/1/12	5,098	13
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/15 (1)	7,535	7,986
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	16,573
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	43,700	51,011
				208,305
Michigan (0.4%)
Delta County MI Econ. Dev. Corp. Rev.
(Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,375
Michigan Housing Dev. Auth. Rev. VRDO	3.860%	5/1/06 (4)	7,000	7,000
				19,375
Minnesota (1.4%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/30	3,000	3,074
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/24 (2)	7,000	7,195
Minneapolis MN Health Care System
(Allina Health System)	6.000%	11/15/23	7,000	7,544
Minneapolis MN Health Care System
(Allina Health System)	5.750%	11/15/32	39,000	41,127
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.375%	11/15/18	8,850	9,169
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.500%	11/15/27	4,500	4,672
				72,781

			High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (1.0%)
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	5.000%	6/1/35	4,000	3,969
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Mission Health System)	5.375%	11/15/16 (1)	7,000	7,193
St. Louis MO Airport Rev.
Lambert-St. Louis International Airport	5.500%	7/1/27 (1)	10,000	11,326
St. Louis MO Airport Rev.
Lambert-St. Louis International Airport	5.500%	7/1/28 (1)	10,000	11,317
St. Louis MO Airport Rev.
Lambert-St. Louis International Airport	5.500%	7/1/29 (1)	6,000	6,792
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	11,345
				51,942
Nebraska (1.0%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/31 (2)	5,500	5,660
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/16	21,345	22,729
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/17	22,370	23,526
				51,915
Nevada (0.9%)
Clark County NV PCR
(Southern California Edison Co.) PUT	3.250%	3/2/09	12,500	12,079
Henderson NV Health Care Fac. Rev.	5.300%	9/1/35	6,600	6,551
1 Las Vegas NV Convention & Visitors Auth. TOB VRDO	3.840%	5/8/06 (2)	14,750	14,750
Washoe County NV Water Fac. Rev.
(Sierra Pacific Power Co.) PUT	5.000%	7/1/09	15,000	15,116
				48,496
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/09	20,925	20,349

New Jersey (10.0%)
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,402
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,628
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/19	2,000	1,988
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.000%	1/1/29	7,500	7,348
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	2,000	2,015

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	10,000	9,871
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	21,127
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,732
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	35,305
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,604
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15	825	826
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25	710	722
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37	1,230	1,254
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	19,865
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	10,388
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	27,904
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	35,000	39,883
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	20,000	22,754
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/12	14,000	14,227
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.810%	5/1/06 (2)	2,000	2,000
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	2,390	2,646
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	12,610	13,923
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09 (2)	61,405	61,491
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,694
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	20,000	21,935
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	16,000	17,548
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	79,000	88,457
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	10,000	11,546
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22 (4)	16,630	17,318
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	32,495	21,342
				518,743
New Mexico (0.9%)
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,913
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	29,827
Univ. of New Mexico Univ. Rev.	5.000%	7/1/32 (4) (7)	3,500	3,569
				45,309

		High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (9.0%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,515
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,128
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,961
Essex County NY IDA Solid Waste Disposal Rev.
(International Paper)	5.200%	12/1/23	2,750	2,757
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	22,000	23,733
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	7,863
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	20,954
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/08 (ETM)	12,585	13,081
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	16,826
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	28,165	30,725
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,577
New York City NY GO	5.000%	3/1/21	29,500	30,477
New York City NY GO	5.000%	3/1/22	30,975	31,956
New York City NY GO	5.000%	4/1/30	12,500	12,769
New York City NY IDA Special Fac. Rev.	5.500%	1/1/17	3,250	3,437
New York City NY IDA Special Fac. Rev.	5.500%	1/1/18	3,500	3,699
New York City NY IDA Special Fac. Rev.	5.500%	1/1/19	4,500	4,752
New York City NY IDA Special Fac. Rev.	5.500%	1/1/20	4,000	4,224
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	15,000	16,474
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	24,635	25,242
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	4,740	5,097
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/17 (4)	8,000	8,432
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,145
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,740
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	16,052
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	8,650	8,947
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/11 (1)	7,790	8,062
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/12 (1)	9,425	9,753

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,450
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	14,600	16,498
Niagara County NY IDA
Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	3,138
Port Auth. of New York & New Jersey
Special Obligation Rev. (JFK International Airport)	6.250%	12/1/08 (1)	4,000	4,227
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/17 (ETM)	10,000	10,983
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	15,000	16,004
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	10,000	11,241
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center Project)	7.250%	1/1/10	8,505	9,096
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,556
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	20,000
				467,571
North Carolina (2.8%)
New Hanover County NC Hosp. Rev.
(New Haven Regional Medical Center)	5.750%	10/1/06 (2)(Prere.)	12,500	12,854
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/39	35,000	36,233
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	17,455	18,553
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,446
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,504
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,178

North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,113
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	6,665	8,054
North Carolina Medical Care Comm. Health Care Fac.
(Pennbyrn)	6.125%	10/1/35	12,500	12,832
North Carolina Medical Care Comm. Health Care Fac.
(Presbyterian Homes)	6.875%	10/1/21	4,000	4,254
North Carolina Medical Care Comm. Health Care Fac.
(Presbyterian Homes)	7.000%	10/1/31	15,000	15,905
North Carolina Medical Care Comm.
Retirement Fac. Rev.
(United Methodist Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	14,396
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (1)	3,500	3,822
				147,144
Northern Mariana Islands (0.2%)
2 Northern Mariana Islands GO	7.375%	6/1/30	10,500	11,469

		High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (1.3%)
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.200%	12/1/06 (9)(ETM)	5,000	5,043
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.750%	12/1/07 (9)(ETM)	3,300	3,398
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.350%	12/1/08 (9)(ETM)	4,615	4,786
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	4,045
Ohio Common Schools PUT	2.450%	9/14/07	7,400	7,231
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/07	15,465	15,608
Ohio Water Dev. Auth. PCR	5.500%	12/1/21	10,440	11,801
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.350%	11/1/18	2,500	2,563
Scioto County OH Marine Terminal Fac.
(Norfolk Southern Corp.)	5.300%	8/15/13	14,750	15,012
				69,487
Oklahoma (0.7%)
Oklahoma County OK Finance Auth. Rev.
Retirement Fac.	6.125%	11/15/25	2,000	2,006
Oklahoma County OK Finance Auth. Rev.
Retirement Fac.	6.000%	11/15/38	7,500	7,412
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,447
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,712
Tulsa OK Muni. Airport Transp. Rev.
(American Airlines) PUT	5.650%	12/1/08	15,500	15,240
				33,817
Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/21	5,000	5,195
Portland OR Sewer System Rev.	5.500%	6/1/06 (1)(Prere.)	5,000	5,008
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20	1,595	1,701
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,519
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/32	3,000	3,047
				16,470
Pennsylvania (2.3%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,414
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/09	774	773
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/19	1,000	1,000

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bucks County PA IDA Retirement Community Rev.
(Ann’s Choice)	6.250%	1/1/35	3,000	3,086
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.500%	8/15/23	27,700	30,233
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.125%	12/15/20	1,000	982
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.300%	12/15/26	500	490
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	6,282
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,658
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	10,424
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Reliant Energy Seward Project)	6.750%	12/1/36	10,000	10,646
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	10,000	10,602
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,623
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	21,500	24,594
				119,807
Puerto Rico (3.7%)
Puerto Rico GO	5.000%	7/1/33	8,400	8,465
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	24,000	23,951
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	25,614
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,750	25,681
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	17,200	18,057
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/07	20,000	20,084
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	34,641
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	36,244
				192,737
South Carolina (2.3%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	23,428
Greenville County SC School Dist. GO	5.000%	12/1/27	35,000	35,985
Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	12,799
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,650	1,649
Richland County SC (International Paper)	6.100%	4/1/23	22,750	24,507
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	22,726
				121,094
Tennessee (2.2%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.820%	5/1/06 (2)	1,300	1,300
Memphis TN Electric System Rev.	5.000%	12/1/16 (1)	40,000	41,880

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/12	5,100	5,337
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,961
Metro. Govt. of Nashville & Davidson County TN
Electric Rev.	5.200%	5/15/23	17,000	17,692
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	10,865	11,767
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	9,235	10,002
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/15 (3)	4,070	4,386
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,649
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/19 (1)	8,395	8,816
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)	4.900%	8/1/08	1,900	1,900
				115,690
Texas (5.6%)
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/18	5,000	5,420
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	35,200	35,904
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) PUT	2.000%	10/1/06	28,500	28,246
Harris County TX GO	0.000%	10/1/13 (1)	9,630	7,027
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	2,500	2,656
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	6,535	7,031
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/14 (1)	13,985	15,084
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,167
Houston TX Water & Sewer System Rev.	0.000%	12/1/11 (2)	24,810	19,802
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	26,000	19,788
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.950%	4/1/30	11,000	12,177
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/27	7,500	7,822
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.500%	2/15/25	2,100	2,136
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.625%	2/15/35	3,400	3,456
Port Corpus Christi TX Auth. Rev.
Solid Waste Disposal
(Flint Hills Resources Project) VRDO	4.100%	5/8/06	7,500	7,500
1 Port Corpus Christi TX Auth. Rev.
Solid Waste Disposal
(Flint Hills Resources Project) VRDO	4.100%	5/8/06	5,000	5,000
Sabine River Auth. Texas PCR
(Texas Util. Electric Co.) PUT	5.750%	11/1/11	11,000	11,517
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,560	2,699

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,240	5,548
Texas A & M Univ. Rev. Financing System	5.000%	5/15/14	5,000	5,300
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	7,080	7,505
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	5,550	5,883
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	5,000	5,269
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	3,245	3,419
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	280	176
Texas TRAN	4.500%	8/31/06	21,015	21,066
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13	2,500	2,652
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14	6,650	7,065
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	5,822
Texas Water Finance Assistance GO	5.750%	8/1/31	21,395	23,067
				290,204
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/06 (Prere.)	12,500	12,775
Intermountain Power Agency Utah Power Supply Rev.	5.700%	7/1/06 (1)(Prere.)	10,000	10,233
				23,008
Virgin Islands (1.1%)
Virgin Islands Public Finance Auth. Rev.	5.500%	10/1/07	6,530	6,678
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/08	4,915	5,181
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09	3,065	3,169
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13	11,000	11,527
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18	19,000	19,915
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,946
				57,416
Virginia (1.6%)
Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	7.250%	10/1/31	5,715	5,918
Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	8.250%	4/1/32	475	496
Chesterfield County VA Mortgage Rev.
(Brandermill Woods)	6.500%	1/1/28	15,026	15,391
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/30	7,600	7,873
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/08 (Prere.)	2,985	3,083
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/18	515	524
Norfolk VA Redev. Housing Auth. Rev.	6.000%	1/1/25	500	514

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Norfolk VA Redev. Housing Auth. Rev.	6.125%	1/1/35	1,100	1,130
Pocahontas Parkway Assn.
Virginia Route 895 Connector Toll Road Rev.	5.250%	8/15/07	4,600	4,653
Pocahontas Parkway Assn.
Virginia Route 895 Connector Toll Road Rev.	5.250%	8/15/09	6,000	6,105
Pocahontas Parkway Assn.
Virginia Route 895 Connector Toll Road Rev.	5.500%	8/15/28	24,000	24,448
Virginia Beach VA Dev. Auth.
Residential Care Fac. Mortgage Rev.
(Westminster Canterbury)	7.250%	11/1/09 (Prere.)	9,000	10,158
				80,293
Washington (1.0%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	16,605
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	9,276
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	15,248
Washington (Motor Vehicle Fuel Tax) GO	5.750%	7/1/06 (3)(Prere.)	6,790	6,814
Washington Health Care Fac. Auth. Rev.
(Seattle Cancer Care) VRDO	3.810%	5/8/06 LOC	4,150	4,150
				52,093
West Virginia (0.6%)
Mason County WV PCR
Appalachian Power Co. Project	5.500%	10/1/22	20,000	20,346
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	9,934
				30,280
Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,771

Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/07	18,900	18,468

Total Municipal Bonds
(Cost $4,723,887)				4,870,972
Convertible Bond (0.1%)
UAL Corp.
(Cost $5,793)	5.000%	1/25/21	5,552	5,857

High-Yield Tax-Exempt Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (3.9%)
3 Vanguard Municipal Cash Management Fund, 3.668%
(Cost $201,818)	201,817,526	201,818
Total Investments (98.0%)
(Cost $4,931,498)		5,078,647
Other Assets and Liabilities (2.0%)
Other Assets—Note B		122,091
Liabilities		(16,455)
		105,636
Net Assets (100%)		5,184,283

At April 30, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,117,218
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(80,234)
Unrealized Appreciation
Investment Securities	147,149
Futures Contracts	150
Net Assets	5,184,283

Investor Shares—Net Assets
Applicable to 165,554,195 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,769,600
Net Asset Value Per Share—Investor Shares	$10.69

Admiral Shares—Net Assets
Applicable to 319,459,273 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	3,414,683
Net Asset Value Per Share—Admiral Shares	$10.69

• See Note A in Notes to Financial Statements.

* Non-income-producing security—interest payments in default.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of these securities was $60,893,000, representing 1.2% of net assets.

2 Securities with a value of $9,830,000 have been segregated as initial margin for open futures contracts.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For key to abbreviations and other references, see back cover.

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Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2006 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F952 062006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 19, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.